TABLE OF CONTENTS

PACIFIC SELECT FUND
Letter to Shareholders	A-1

Performance Discussion	A-3

Schedules of Investments	B-1

Financial Statements:

Statements of Assets and Liabilities	C-1

Statements of Operations	C-9

Statements of Changes in Net Assets	C-17

Statements of Cash Flows	C-25

Financial Highlights	C-26

Notes to Financial Statements	D-1

Report of Independent Registered Public Accounting Firm	E-1

Disclosure of Fund Expenses	F-1

Trustees and Officers Information	F-5

Approval of Investment Advisory Agreement and Sub-Advisory Agreements	F-8

Special Meetings of Shareholders	F-23

Where to Go for More Information	F-24

The 2014 Annual Report for the American Funds® Insurance Series (“AFIS”) will be mailed separately to all Pacific Life Insurance Company and Pacific Life & Annuity Company variable life insurance policyholders and variable annuity contract owners with allocations to the American Funds Growth, American Funds Growth-Income and American Funds Asset Allocation Portfolios of the Pacific Select Fund (“PSF”). For those policyholders and contract owners, the AFIS Annual Report should be read in conjunction with the PSF Annual Report included herein.

The 2014 Annual Reports for all underlying investment options other than Pacific Select Fund may be mailed separately to Pacific Life Insurance Company variable annuity contract owners with allocations to those options and should be read in conjunction with the Separate Account Annual Report included herein.

SEPARATE ACCOUNT A

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2014

Variable Accounts	Underlying Portfolios/Funds	Shares	Cost	Value

	Pacific Select Fund
Diversified Bond	Diversified Bond Class I *	11,225,837	$91,273,990	$97,938,592
Floating Rate Income	Floating Rate Income Class I *	2,803,838	28,469,538	28,793,412
Floating Rate Loan	Floating Rate Loan Class I *	18,462,671	109,562,193	113,905,227
High Yield Bond	High Yield Bond Class I *	32,134,041	160,881,629	218,120,185
Inflation Managed	Inflation Managed Class I *	28,853,382	290,467,458	288,136,365
Inflation Strategy	Inflation Strategy Class I *	1,812,163	18,409,161	18,164,624
Managed Bond	Managed Bond Class I *	42,992,256	445,776,014	507,098,341
Short Duration Bond	Short Duration Bond Class I *	30,289,242	278,050,781	288,413,071
Emerging Markets Debt	Emerging Markets Debt Class I *	1,255,298	12,851,232	12,220,565
American Funds® Growth	American Funds Growth Class I *	16,038,963	104,923,833	211,218,963
American Funds Growth-Income	American Funds Growth-Income Class I *	15,263,811	117,459,207	234,230,318
Comstock	Comstock Class I *	16,139,279	112,061,907	196,340,279
Dividend Growth	Dividend Growth Class I *	15,780,454	135,023,534	233,419,269
Equity Index	Equity Index Class I *	9,308,769	214,875,293	426,920,837
Focused Growth	Focused Growth Class I *	4,811,960	29,016,702	88,244,859
Growth	Growth Class I *	10,563,368	132,010,909	206,430,294
Large-Cap Growth	Large-Cap Growth Class I *	15,554,242	59,312,553	119,820,209
Large-Cap Value	Large-Cap Value Class I *	12,664,389	101,286,522	224,545,967
Long/Short Large-Cap	Long/Short Large-Cap Class I *	3,862,716	28,845,960	42,600,407
Main Street® Core	Main Street Core Class I *	10,448,862	139,385,124	298,796,090
Mid-Cap Equity	Mid-Cap Equity Class I *	13,228,884	107,738,929	186,790,273
Mid-Cap Growth	Mid-Cap Growth Class I *	18,143,458	91,201,570	187,422,831
Mid-Cap Value	Mid-Cap Value Class I *	5,295,185	52,111,653	73,749,002
Small-Cap Equity	Small-Cap Equity Class I *	2,490,018	23,423,646	40,012,513
Small-Cap Growth	Small-Cap Growth Class I *	7,672,794	53,056,909	100,062,359
Small-Cap Index	Small-Cap Index Class I *	9,682,950	74,726,801	173,524,027
Small-Cap Value	Small-Cap Value Class I *	7,164,680	61,915,700	113,891,861
Value Advantage	Value Advantage Class I *	1,179,137	14,113,278	15,720,679
Health Sciences	Health Sciences Class I *	8,805,903	84,766,314	246,320,642
Real Estate	Real Estate Class I *	9,155,589	75,074,454	198,491,184
Technology	Technology Class I *	12,616,898	42,223,440	71,346,907
Emerging Markets	Emerging Markets Class I *	12,668,871	74,359,729	191,528,492
International Large-Cap	International Large-Cap Class I *	33,222,316	156,613,873	251,422,338
International Small-Cap	International Small-Cap Class I *	4,809,786	23,820,321	38,127,068
International Value	International Value Class I *	12,523,718	94,101,620	132,274,267
Currency Strategies	Currency Strategies Class I *	350,273	3,581,501	3,718,629
Global Absolute Return	Global Absolute Return Class I *	809,931	8,021,573	8,471,835
Precious Metals	Precious Metals Class I *	2,357,320	11,089,226	9,543,806
American Funds Asset Allocation	American Funds Asset Allocation Class I *	95,949,417	1,565,027,253	1,921,767,711
Pacific Dynamix - Conservative Growth	Pacific Dynamix - Conservative Growth Class I *	28,910,704	342,620,511	389,310,269
Pacific Dynamix - Moderate Growth	Pacific Dynamix - Moderate Growth Class I *	89,998,703	1,240,859,922	1,454,789,971
Pacific Dynamix - Growth	Pacific Dynamix - Growth Class I *	27,770,907	380,985,711	480,535,079
Portfolio Optimization Conservative	Portfolio Optimization Conservative Class I *	200,729,635	1,974,600,914	2,264,282,674
Portfolio Optimization Moderate-Conservative	Portfolio Optimization Moderate-Conservative Class I *	298,249,512	2,903,083,743	3,516,975,841
Portfolio Optimization Moderate	Portfolio Optimization Moderate Class I *	1,127,383,532	10,823,213,055	13,740,320,503
Portfolio Optimization Growth	Portfolio Optimization Growth Class I *	903,615,912	8,559,189,972	11,365,555,334
Portfolio Optimization Aggressive-Growth	Portfolio Optimization Aggressive-Growth Class I *	182,668,195	1,707,640,759	2,328,707,665

	AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
Invesco V.I. Balanced-Risk Allocation Series II	Invesco V.I. Balanced-Risk Allocation Series II	33,990,944	388,634,819	413,669,790
Invesco V.I. Equity and Income Series II	Invesco V.I. Equity and Income Series II	332,121	6,188,663	6,263,800

	American Century Variable Portfolios, Inc.
American Century VP Mid Cap Value Class II	American Century VP Mid Cap Value Class II	1,617,658	29,651,975	32,110,509

	American Funds Insurance Series®
American Funds IS Asset Allocation FundSM Class 4	American Funds IS Asset Allocation Fund Class 4	578,615	12,806,596	12,793,173
American Funds IS Capital Income Builder® Class 4	American Funds IS Capital Income Builder Class 4	1,726,506	17,270,061	16,919,764
American Funds IS Global Growth FundSM Class 4	American Funds IS Global Growth Fund Class 4	553,383	15,535,805	15,129,499
American Funds IS Growth FundSM Class 4	American Funds IS Growth Fund Class 4	49,676	3,884,967	3,961,202
American Funds IS Growth-Income FundSM Class 4	American Funds IS Growth-Income Fund Class 4	154,644	8,033,573	8,101,781

See Notes to Financial Statements	See explanation of symbol on page G-3

SEPARATE ACCOUNT A

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2014

Variable Accounts	Underlying Portfolios/Funds	Shares	Cost	Value

American Funds IS International FundSM Class 4	American Funds IS International Fund Class 4	434,667	$9,250,404	$8,793,321
American Funds IS International Growth and Income FundSM Class 4	American Funds IS International Growth and Income Fund Class 4	1,096,643	19,068,501	17,754,644
American Funds IS Managed Risk Asset Allocation FundSM Class P2	American Funds IS Managed Risk Asset Allocation Fund Class P2	2,452,035	29,271,087	30,086,464
American Funds IS New World Fund® Class 4	American Funds IS New World Fund Class 4	554,039	12,908,085	11,391,035
American Funds IS U.S. Government/AAA-Rated Securities FundSM Class 4	American Funds IS U.S. Government/AAA-Rated Securities Fund Class 4	1,641,093	20,299,150	20,251,086

	BlackRock® Variable Series Funds, Inc.
BlackRock Capital Appreciation V.I. Class III	BlackRock Capital Appreciation V.I. Class III	4,252,324	36,487,644	38,100,819
BlackRock Global Allocation V.I. Class III	BlackRock Global Allocation V.I. Class III	163,703,531	2,110,642,083	2,319,679,034
BlackRock iShares® Alternative Strategies V.I. Class I	BlackRock iShares Alternative Strategies V.I. Class I	423,370	4,369,518	4,322,611
BlackRock iShares Dynamic Allocation V.I. Class I	BlackRock iShares Dynamic Allocation V.I. Class I	507,956	5,147,326	5,089,721
BlackRock iShares Dynamic Fixed Income V.I. Class I	BlackRock iShares Dynamic Fixed Income V.I. Class I	306,064	3,082,125	3,075,941
BlackRock iShares Equity Appreciation V.I. Class I	BlackRock iShares Equity Appreciation V.I. Class I	325,425	3,307,506	3,231,470

	Fidelity® Variable Insurance Products Funds
Fidelity VIP Contrafund® Service Class 2	Fidelity VIP Contrafund Service Class 2	1,967,878	65,248,860	72,221,130
Fidelity VIP FundsManager® 60% Service Class 2	Fidelity VIP FundsManager 60% Service Class 2	10,848,598	123,070,292	129,640,750
Fidelity VIP Money Market Service Class	Fidelity VIP Money Market Service Class	242,938,304	242,938,304	242,938,304
Fidelity VIP Strategic Income Service Class 2	Fidelity VIP Strategic Income Service Class 2	1,569,233	18,049,473	17,340,027

	First Trust Variable Insurance Trust
First Trust/Dow Jones Dividend & Income Allocation Class I	First Trust/Dow Jones Dividend & Income Allocation Class I	14,153,640	157,976,023	175,646,678
First Trust Multi Income Allocation Class I	First Trust Multi Income Allocation Class I	457,537	4,699,574	4,753,807

	Franklin Templeton Variable Insurance Products Trust
Franklin Founding Funds Allocation VIP Class 2	Franklin Founding Funds Allocation VIP Class 2	1,374,572	10,041,391	10,199,325
Franklin Founding Funds Allocation VIP Class 4	Franklin Founding Funds Allocation VIP Class 4	61,484,690	404,216,127	463,594,559
Franklin Mutual Global Discovery VIP Class 2	Franklin Mutual Global Discovery VIP Class 2	7,312,232	160,522,105	161,673,445
Franklin Rising Dividends VIP Class 2	Franklin Rising Dividends VIP Class 2	2,809,308	74,105,149	81,638,488
Templeton Global Bond VIP Class 2	Templeton Global Bond VIP Class 2	3,606,522	66,352,911	64,881,323

	GE Investments Funds, Inc.
GE Investments Total Return Class 3	GE Investments Total Return Class 3	27,429,761	453,657,478	514,308,010

	Ivy Funds Variable Insurance Portfolios
Ivy Funds VIP Asset Strategy	Ivy Funds VIP Asset Strategy	935,843	10,442,255	10,171,022

	Janus Aspen Series
Janus Aspen Series Balanced Service Shares	Janus Aspen Series Balanced Service Shares	16,852,916	531,446,693	555,640,651
Janus Aspen Series Flexible Bond Service Shares	Janus Aspen Series Flexible Bond Service Shares	657,361	8,604,690	8,532,548

	JPMorgan Insurance Trust
JPMorgan Insurance Trust Core Bond Class 1	JPMorgan Insurance Trust Core Bond Class 1	44,630	473,831	499,405
JPMorgan Insurance Trust Mid Cap Value Class 1	JPMorgan Insurance Trust Mid Cap Value Class 1	8,176	57,430	93,285
JPMorgan Insurance Trust U.S. Equity Class 1	JPMorgan Insurance Trust U.S. Equity Class 1	2,167	21,353	57,963

	Lord Abbett Series Fund, Inc.
Lord Abbett Bond Debenture Class VC	Lord Abbett Bond Debenture Class VC	3,268,859	41,149,584	38,866,733
Lord Abbett International Core Equity Class VC	Lord Abbett International Core Equity Class VC	3,277,049	54,892,905	52,268,934
Lord Abbett Total Return Class VC	Lord Abbett Total Return Class VC	14,568,463	242,859,264	245,478,594

	MFS® Variable Insurance Trust
MFS Investors Growth Stock Series - Service Class	MFS Investors Growth Stock Series - Service Class	4,020,223	57,711,765	62,836,087
MFS Total Return Series - Service Class	MFS Total Return Series - Service Class	10,245,956	221,300,985	245,390,636
MFS Utilities Series - Service Class	MFS Utilities Series - Service Class	1,209,091	39,149,086	40,480,372
MFS Value Series - Service Class	MFS Value Series - Service Class	3,364,744	54,018,558	67,463,120

	PIMCO Variable Insurance Trust
PIMCO All Asset All Authority - Advisor Class	PIMCO All Asset All Authority - Advisor Class	282,651	2,812,826	2,546,689
PIMCO CommodityRealReturn® Strategy - Advisor Class	PIMCO CommodityRealReturn Strategy - Advisor Class	1,210,599	7,429,539	5,944,043
PIMCO Global Multi-Asset Managed Allocation - Advisor Class	PIMCO Global Multi-Asset Managed Allocation - Advisor Class	14,081,416	167,904,371	163,485,235

See Notes to Financial Statements	See explanation of symbol on page G-3

SEPARATE ACCOUNT A

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2014

Variable Accounts	Underlying Portfolios/Funds	Shares	Cost	Value

	Prudential Series Fund, Inc.
Jennison Class II	Jennison Class II *	9,488	$114,576	$377,606
SP International Growth Class II	SP International Growth Class II *	46,378	174,290	270,384
SP Prudential U.S. Emerging Growth Class II	SP Prudential U.S. Emerging Growth Class II *	33,368	206,170	378,055
Value Class II	Value Class II *	8,601	113,693	227,509

	Schwab VIT Portfolios
Schwab VIT Balanced	Schwab VIT Balanced	3,515,526	38,877,498	40,815,261
Schwab VIT Balanced with Growth	Schwab VIT Balanced with Growth	7,613,735	87,440,273	93,344,388
Schwab VIT Growth	Schwab VIT Growth	7,866,758	95,520,540	102,661,197

	Van Eck VIP Trust
Van Eck VIP Global Hard Assets Class S	Van Eck VIP Global Hard Assets Class S *	318,558	9,144,987	7,849,268

*	The variable accounts did not receive any dividends or capital gains distributions from the underlying portfolios/funds during the reporting period (See Note 3 in Notes to Financial Statements).

See Notes to Financial Statements

SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2014

	Variable Accounts
	Diversified Bond	Floating Rate Income	Floating Rate Loan	High Yield Bond	Inflation Managed	Inflation Strategy	Managed Bond
ASSETS
Investments in mutual funds, at value	$97,938,592	$28,793,412	$113,905,227	$218,120,185	$288,136,365	$18,164,624	$507,098,341
Receivables:
Due from Pacific Life Insurance Company	204,561	27,320	66,545	-	-	-	-
Investments sold	-	-	-	147,123	59,650	154	202,496
Total Assets	98,143,153	28,820,732	113,971,772	218,267,308	288,196,015	18,164,778	507,300,837
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	-	-	-	149,529	59,235	602	201,820
Investments purchased	204,297	27,852	66,400	-	-	-	-
Total Liabilities	204,297	27,852	66,400	149,529	59,235	602	201,820
NET ASSETS	$97,938,856	$28,792,880	$113,905,372	$218,117,779	$288,136,780	$18,164,176	$507,099,017
NET ASSETS CONSIST OF:
Accumulation units	$97,905,036	$28,792,880	$113,890,212	$217,884,716	$287,756,239	$18,164,176	$506,260,592
Contracts in payout (annuitization) period	33,820	-	15,160	233,063	380,541	-	838,425
NET ASSETS	$97,938,856	$28,792,880	$113,905,372	$218,117,779	$288,136,780	$18,164,176	$507,099,017
Units Outstanding	7,867,385	2,870,210	11,640,525	12,538,751	16,408,857	1,846,716	27,274,650
Accumulation Unit Values	$10.14 - $14.30	$9.93 - $10.20	$9.27 - $11.90	$9.97 - $22.49	$9.01 - $22.91	$8.93 - $10.41	$9.74 - $24.84
Cost of Investments	$91,273,990	$28,469,538	$109,562,193	$160,881,629	$290,467,458	$18,409,161	$445,776,014

	Short Duration Bond	Emerging Markets Debt	American Funds Growth	American Funds Growth-Income	Comstock	Dividend Growth	Equity Index
ASSETS
Investments in mutual funds, at value	$288,413,071	$12,220,565	$211,218,963	$234,230,318	$196,340,279	$233,419,269	$426,920,837
Receivables:
Due from Pacific Life Insurance Company	179,248	7,255	67,847	95,131	3,811	-	501,539
Investments sold	-	-	-	-	-	28,907	-
Total Assets	288,592,319	12,227,820	211,286,810	234,325,449	196,344,090	233,448,176	427,422,376
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	-	-	-	-	-	29,850	-
Investments purchased	179,608	7,747	68,285	95,779	3,980	-	503,074
Total Liabilities	179,608	7,747	68,285	95,779	3,980	29,850	503,074
NET ASSETS	$288,412,711	$12,220,073	$211,218,525	$234,229,670	$196,340,110	$233,418,326	$426,919,302
NET ASSETS CONSIST OF:
Accumulation units	$288,359,944	$12,220,073	$211,100,187	$234,004,508	$196,253,101	$233,322,378	$426,673,398
Contracts in payout (annuitization) period	52,767	-	118,338	225,162	87,009	95,948	245,904
NET ASSETS	$288,412,711	$12,220,073	$211,218,525	$234,229,670	$196,340,110	$233,418,326	$426,919,302
Units Outstanding	27,852,528	1,292,439	13,284,597	14,932,220	11,966,564	14,320,749	20,476,046
Accumulation Unit Values	$9.77 - $12.10	$8.66 - $9.85	$12.53 - $20.38	$12.88 - $19.16	$12.73 - $19.88	$12.71 - $19.06	$13.00 - $34.30
Cost of Investments	$278,050,781	$12,851,232	$104,923,833	$117,459,207	$112,061,907	$135,023,534	$214,875,293

See Notes to Financial Statements

SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2014

	Variable Accounts
	Focused Growth	Growth	Large-Cap Growth	Large-Cap Value	Long/Short Large-Cap	Main Street Core	Mid-Cap Equity
ASSETS
Investments in mutual funds, at value	$88,244,859	$206,430,294	$119,820,209	$224,545,967	$42,600,407	$298,796,090	$186,790,273
Receivables:
Investments sold	111,610	74,813	19,449	115,202	54,245	34,680	47,425
Total Assets	88,356,469	206,505,107	119,839,658	224,661,169	42,654,652	298,830,770	186,837,698
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	112,495	74,781	19,730	114,834	55,018	34,836	47,618
Total Liabilities	112,495	74,781	19,730	114,834	55,018	34,836	47,618
NET ASSETS	$88,243,974	$206,430,326	$119,819,928	$224,546,335	$42,599,634	$298,795,934	$186,790,080
NET ASSETS CONSIST OF:
Accumulation units	$88,198,118	$206,185,826	$119,671,448	$224,335,607	$42,593,348	$297,994,055	$186,585,998
Contracts in payout (annuitization) period	45,856	244,500	148,480	210,728	6,286	801,879	204,082
NET ASSETS	$88,243,974	$206,430,326	$119,819,928	$224,546,335	$42,599,634	$298,795,934	$186,790,080
Units Outstanding	4,698,502	7,115,425	9,721,265	11,691,612	2,777,840	13,482,903	7,570,388
Accumulation Unit Values	$11.92 - $31.11	$13.24 - $36.38	$10.58 - $19.64	$12.80 - $22.38	$13.53 - $19.12	$13.02 - $27.88	$12.46 - $30.55
Cost of Investments	$29,016,702	$132,010,909	$59,312,553	$101,286,522	$28,845,960	$139,385,124	$107,738,929

	Mid-Cap Growth	Mid-Cap Value	Small-Cap Equity	Small-Cap Growth	Small-Cap Index	Small-Cap Value	Value Advantage
ASSETS
Investments in mutual funds, at value	$187,422,831	$73,749,002	$40,012,513	$100,062,359	$173,524,027	$113,891,861	$15,720,679
Receivables:
Due from Pacific Life Insurance Company	-	40,838	-	-	-	-	18,113
Investments sold	147,577	-	24,165	63,844	24,889	32,602	-
Total Assets	187,570,408	73,789,840	40,036,678	100,126,203	173,548,916	113,924,463	15,738,792
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	148,482	-	24,408	64,114	25,043	32,741	-
Investments purchased	-	41,109	-	-	-	-	19,029
Total Liabilities	148,482	41,109	24,408	64,114	25,043	32,741	19,029
NET ASSETS	$187,421,926	$73,748,731	$40,012,270	$100,062,089	$173,523,873	$113,891,722	$15,719,763
NET ASSETS CONSIST OF:
Accumulation units	$187,274,504	$73,746,301	$39,998,574	$99,915,193	$173,400,166	$113,684,197	$15,713,454
Contracts in payout (annuitization) period	147,422	2,430	13,696	146,896	123,707	207,525	6,309
NET ASSETS	$187,421,926	$73,748,731	$40,012,270	$100,062,089	$173,523,873	$113,891,722	$15,719,763
Units Outstanding	12,436,715	3,863,801	2,143,342	6,271,917	7,980,617	4,468,595	1,205,836
Accumulation Unit Values	$11.85 - $18.90	$12.32 - $24.15	$12.46 - $24.90	$12.10 - $18.90	$12.84 - $25.84	$12.43 - $38.50	$12.90 - $13.24
Cost of Investments	$91,201,570	$52,111,653	$23,423,646	$53,056,909	$74,726,801	$61,915,700	$14,113,278

See Notes to Financial Statements

SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2014

	Variable Accounts
	Health Sciences	Real Estate	Technology	Emerging Markets	International Large-Cap	International Small-Cap	International Value
ASSETS
Investments in mutual funds, at value	$246,320,642	$198,491,184	$71,346,907	$191,528,492	$251,422,338	$38,127,068	$132,274,267
Receivables:
Due from Pacific Life Insurance Company	265,634	-	138,272	123,772	113,775	-	80,633
Investments sold	-	118,032	-	-	-	14,506	-
Total Assets	246,586,276	198,609,216	71,485,179	191,652,264	251,536,113	38,141,574	132,354,900
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	-	118,475	-	-	-	14,618	-
Investments purchased	266,542	-	139,134	124,279	113,894	-	80,848
Total Liabilities	266,542	118,475	139,134	124,279	113,894	14,618	80,848
NET ASSETS	$246,319,734	$198,490,741	$71,346,045	$191,527,985	$251,422,219	$38,126,956	$132,274,052
NET ASSETS CONSIST OF:
Accumulation units	$246,113,684	$198,216,661	$71,341,964	$191,358,667	$251,268,105	$38,108,430	$132,053,073
Contracts in payout (annuitization) period	206,050	274,080	4,081	169,318	154,114	18,526	220,979
NET ASSETS	$246,319,734	$198,490,741	$71,346,045	$191,527,985	$251,422,219	$38,126,956	$132,274,052
Units Outstanding	7,782,064	7,643,739	6,834,234	7,960,255	19,136,509	3,581,772	11,972,895
Accumulation Unit Values	$15.50 - $44.56	$11.53 - $49.87	$7.38 - $15.22	$9.47 - $59.48	$10.39 - $20.82	$9.93 - $15.26	$6.90 - $12.94
Cost of Investments	$84,766,314	$75,074,454	$42,223,440	$74,359,729	$156,613,873	$23,820,321	$94,101,620

	Currency Strategies	Global Absolute Return	Precious Metals	American Funds Asset Allocation	Pacific Dynamix - Conservative Growth	Pacific Dynamix - Moderate Growth	Pacific Dynamix - Growth
ASSETS
Investments in mutual funds, at value	$3,718,629	$8,471,835	$9,543,806	$1,921,767,711	$389,310,269	$1,454,789,971	$480,535,079
Receivables:
Due from Pacific Life Insurance Company	-	-	3,350	-	30,825	-	45,086
Investments sold	-	1,828	-	2,458,919	-	206,155	-
Total Assets	3,718,629	8,473,663	9,547,156	1,924,226,630	389,341,094	1,454,996,126	480,580,165
LIABILITIES
Payables:							-
Due to Pacific Life Insurance Company	14	2,185	-	2,462,875	-	209,840	-
Investments purchased	112	-	3,763	-	32,255	-	46,247
Total Liabilities	126	2,185	3,763	2,462,875	32,255	209,840	46,247
NET ASSETS	$3,718,503	$8,471,478	$9,543,393	$1,921,763,755	$389,308,839	$1,454,786,286	$480,533,918
NET ASSETS CONSIST OF:
Accumulation units	$3,718,503	$8,463,424	$9,543,393	$1,921,746,733	$389,308,839	$1,454,786,286	$480,533,918
Contracts in payout (annuitization) period	-	8,054	-	17,022	-	-	-
NET ASSETS	$3,718,503	$8,471,478	$9,543,393	$1,921,763,755	$389,308,839	$1,454,786,286	$480,533,918
Units Outstanding	362,954	839,425	2,127,251	114,445,935	28,547,036	101,334,168	29,236,740
Accumulation Unit Values	$10.08 - $10.52	$9.90 - $10.37	$3.86 - $6.89	$11.52 - $21.50	$10.69 - $16.01	$11.08 - $17.82	$11.49 - $19.71
Cost of Investments	$3,581,501	$8,021,573	$11,089,226	$1,565,027,253	$342,620,511	$1,240,859,922	$380,985,711

See Notes to Financial Statements

SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2014

	Variable Accounts
	Portfolio Optimization Conservative	Portfolio Optimization Moderate- Conservative	Portfolio Optimization Moderate	Portfolio Optimization Growth	Portfolio Optimization Aggressive- Growth	Invesco V.I. Balanced-Risk Allocation Series II	Invesco V.I. Equity and Income Series II
ASSETS
Investments in mutual funds, at value	$2,264,282,674	$3,516,975,841	$13,740,320,503	$11,365,555,334	$2,328,707,665	$413,669,790	$6,263,800
Receivables:
Investments sold	2,573,750	686,761	6,547,799	7,825,482	3,368,248	121,842	2,171
Total Assets	2,266,856,424	3,517,662,602	13,746,868,302	11,373,380,816	2,332,075,913	413,791,632	6,265,971
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	2,566,367	682,114	6,533,923	7,810,218	3,366,248	121,665	2,578
Total Liabilities	2,566,367	682,114	6,533,923	7,810,218	3,366,248	121,665	2,578
NET ASSETS	$2,264,290,057	$3,516,980,488	$13,740,334,379	$11,365,570,598	$2,328,709,665	$413,669,967	$6,263,393
NET ASSETS CONSIST OF:
Accumulation units	$2,263,608,595	$3,515,896,345	$13,737,691,041	$11,363,488,526	$2,328,520,524	$413,656,592	$6,263,393
Contracts in payout (annuitization) period	681,462	1,084,143	2,643,338	2,082,072	189,141	13,375	-
NET ASSETS	$2,264,290,057	$3,516,980,488	$13,740,334,379	$11,365,570,598	$2,328,709,665	$413,669,967	$6,263,393
Units Outstanding	205,287,616	305,930,571	1,159,837,591	933,704,292	189,654,485	26,922,812	596,467
Accumulation Unit Values	$10.04 - $11.50	$10.51 - $12.22	$10.87 - $13.05	$11.26 - $13.89	$11.53 - $14.56	$10.18 - $17.89	$10.17 - $10.60
Cost of Investments	$1,974,600,914	$2,903,083,743	$10,823,213,055	$8,559,189,972	$1,707,640,759	$388,634,819	$6,188,663

	American Century VP Mid Cap Value Class II	American Funds IS Asset Allocation Fund Class 4	American Funds IS Capital Income Builder Class 4	American Funds IS Global Growth Fund Class 4	American Funds IS Growth Fund Class 4	American Funds IS Growth-Income Fund Class 4	American Funds IS International Fund Class 4
ASSETS
Investments in mutual funds, at value	$32,110,509	$12,793,173	$16,919,764	$15,129,499	$3,961,202	$8,101,781	$8,793,321
Receivables:
Due from Pacific Life Insurance Company	-	87,144	53,704	13,041	-	54,957	41,926
Investments sold	64,909	-	-	-	915	-	-
Total Assets	32,175,418	12,880,317	16,973,468	15,142,540	3,962,117	8,156,738	8,835,247
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	66,174	-	-	-	1,048	-	-
Investments purchased	-	87,392	54,328	13,551	-	55,201	42,161
Total Liabilities	66,174	87,392	54,328	13,551	1,048	55,201	42,161
NET ASSETS	$32,109,244	$12,792,925	$16,919,140	$15,128,989	$3,961,069	$8,101,537	$8,793,086
NET ASSETS CONSIST OF:
Accumulation units	$32,097,391	$12,792,925	$16,919,140	$15,128,989	$3,961,069	$8,101,537	$8,793,086
Contracts in payout (annuitization) period	11,853	-	-	-	-	-	-
NET ASSETS	$32,109,244	$12,792,925	$16,919,140	$15,128,989	$3,961,069	$8,101,537	$8,793,086
Units Outstanding	2,279,288	1,234,348	1,708,931	1,424,224	366,639	750,221	918,721
Accumulation Unit Values	$13.12 - $14.68	$10.35 - $10.37	$9.85 - $9.95	$10.29 - $10.78	$10.75 - $10.81	$10.75 - $10.80	$9.53 - $9.62
Cost of Investments	$29,651,975	$12,806,596	$17,270,061	$15,535,805	$3,884,967	$8,033,573	$9,250,404

See Notes to Financial Statements

SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2014

	Variable Accounts
	American Funds IS International Growth and Income Fund Class 4	American Funds IS Managed Risk Asset Allocation Fund Class P2	American Funds IS New World Fund Class 4	American Funds IS U.S. Government/ AAA-Rated Securities Fund Class 4	BlackRock Capital Appreciation V.I. Class III	BlackRock Global Allocation V.I. Class III	BlackRock iShares Alternative Strategies V.I. Class I
ASSETS
Investments in mutual funds, at value	$17,754,644	$30,086,464	$11,391,035	$20,251,086	$38,100,819	$2,319,679,034	$4,322,611
Receivables:
Due from Pacific Life Insurance Company	9,059	238,057	25,434	817	-	-	6,433
Investments sold	-	-	-	-	32,379	1,389,191	-
Total Assets	17,763,703	30,324,521	11,416,469	20,251,903	38,133,198	2,321,068,225	4,329,044
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	-	-	-	-	32,463	1,387,492	-
Investments purchased	9,752	238,818	25,771	1,155	-	-	6,675
Total Liabilities	9,752	238,818	25,771	1,155	32,463	1,387,492	6,675
NET ASSETS	$17,753,951	$30,085,703	$11,390,698	$20,250,748	$38,100,735	$2,319,680,733	$4,322,369
NET ASSETS CONSIST OF:
Accumulation units	$17,753,951	$30,085,703	$11,390,698	$20,250,748	$38,100,735	$2,319,617,539	$4,322,369
Contracts in payout (annuitization) period	-	-	-	-	-	63,194	-
NET ASSETS	$17,753,951	$30,085,703	$11,390,698	$20,250,748	$38,100,735	$2,319,680,733	$4,322,369
Units Outstanding	1,827,170	2,881,336	1,235,726	1,987,612	2,388,125	197,530,673	422,565
Accumulation Unit Values	$9.27 - $9.89	$10.37 - $10.56	$9.14 - $9.31	$10.11 - $10.30	$13.78 - $17.93	$10.68 - $12.92	$10.19 - $10.29
Cost of Investments	$19,068,501	$29,271,087	$12,908,085	$20,299,150	$36,487,644	$2,110,642,083	$4,369,518

	BlackRock iShares Dynamic Allocation V.I. Class I	BlackRock iShares Dynamic Fixed Income V.I. Class I	BlackRock iShares Equity Appreciation V.I. Class I	Fidelity VIP Contrafund Service Class 2	Fidelity VIP FundsManager 60% Service Class 2	Fidelity VIP Money Market Service Class	Fidelity VIP Strategic Income Service Class 2
ASSETS
Investments in mutual funds, at value	$5,089,721	$3,075,941	$3,231,470	$72,221,130	$129,640,750	$242,938,304	$17,340,027
Receivables:
Due from Pacific Life Insurance Company	1,336	557	12,133	56,168	32,990	-	-
Investments sold	-	-	-	-	-	6,536	33,787
Total Assets	5,091,057	3,076,498	3,243,603	72,277,298	129,673,740	242,944,840	17,373,814
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	-	-	-	-	-	1,532	34,464
Investments purchased	1,600	717	12,275	57,877	33,745	-	-
Total Liabilities	1,600	717	12,275	57,877	33,745	1,532	34,464
NET ASSETS	$5,089,457	$3,075,781	$3,231,328	$72,219,421	$129,639,995	$242,943,308	$17,339,350
NET ASSETS CONSIST OF:
Accumulation units	$5,089,457	$3,075,781	$3,231,328	$72,219,421	$129,639,995	$242,458,904	$17,339,350
Contracts in payout (annuitization) period	-	-	-	-	-	484,404	-
NET ASSETS	$5,089,457	$3,075,781	$3,231,328	$72,219,421	$129,639,995	$242,943,308	$17,339,350
Units Outstanding	507,566	306,826	324,923	5,323,193	10,728,869	24,533,479	1,705,810
Accumulation Unit Values	$9.99 - $10.09	$10.00 - $10.09	$9.90 - $10.01	$13.07 - $14.13	$11.34 - $12.71	$9.87 - $9.97	$10.09 - $10.28
Cost of Investments	$5,147,326	$3,082,125	$3,307,506	$65,248,860	$123,070,292	$242,938,304	$18,049,473

See Notes to Financial Statements

SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2014

	Variable Accounts
	First Trust/ Dow Jones Dividend & Income Allocation Class I	First Trust Multi Income Allocation Class I	Franklin Founding Funds Allocation VIP Class 2	Franklin Founding Funds Allocation VIP Class 4	Franklin Mutual Global Discovery VIP Class 2	Franklin Rising Dividends VIP Class 2	Templeton Global Bond VIP Class 2
ASSETS
Investments in mutual funds, at value	$175,646,678	$4,753,807	$10,199,325	$463,594,559	$161,673,445	$81,638,488	$64,881,323
Receivables:
Due from Pacific Life Insurance Company	2,867,292	2,356	21,743	-	42,867	-	22,533
Investments sold	-	-	-	2,719,538	-	40,117	-
Total Assets	178,513,970	4,756,163	10,221,068	466,314,097	161,716,312	81,678,605	64,903,856
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	-	-	-	2,718,543	-	41,286	-
Investments purchased	2,870,248	2,504	21,933	-	44,247	-	23,747
Total Liabilities	2,870,248	2,504	21,933	2,718,543	44,247	41,286	23,747
NET ASSETS	$175,643,722	$4,753,659	$10,199,135	$463,595,554	$161,672,065	$81,637,319	$64,880,109
NET ASSETS CONSIST OF:
Accumulation units	$175,643,722	$4,753,659	$10,190,631	$463,595,554	$161,577,037	$81,637,319	$64,854,168
Contracts in payout (annuitization) period	-	-	8,504	-	95,028	-	25,941
NET ASSETS	$175,643,722	$4,753,659	$10,199,135	$463,595,554	$161,672,065	$81,637,319	$64,880,109
Units Outstanding	14,347,175	458,764	709,358	37,391,068	11,417,807	6,308,088	6,421,265
Accumulation Unit Values	$11.28 - $12.81	$10.32 - $10.43	$13.48 - $15.12	$11.29 - $14.67	$11.83 - $16.30	$12.33 - $13.69	$9.72 - $12.60
Cost of Investments	$157,976,023	$4,699,574	$10,041,391	$404,216,127	$160,522,105	$74,105,149	$66,352,911

	GE Investments Total Return Class 3	Ivy Funds VIP Asset Strategy	Janus Aspen Series Balanced Service Shares	Janus Aspen Series Flexible Bond Service Shares	JPMorgan Insurance Trust Core Bond Class 1	JPMorgan Insurance Trust Mid Cap Value Class 1	JPMorgan Insurance Trust U.S. Equity Class 1
ASSETS
Investments in mutual funds, at value	$514,308,010	$10,171,022	$555,640,651	$8,532,548	$499,405	$93,285	$57,963
Receivables:
Due from Pacific Life Insurance Company	-	13,869	4,649,499	-	-	-	-
Investments sold	1,428,561	-	-	2,469	19	4	2
Total Assets	515,736,571	10,184,891	560,290,150	8,535,017	499,424	93,289	57,965
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	1,429,148	-	-	2,866	16	4	72
Investments purchased	-	14,389	4,654,901	-	-	-	-
Total Liabilities	1,429,148	14,389	4,654,901	2,866	16	4	72
NET ASSETS	$514,307,423	$10,170,502	$555,635,249	$8,532,151	$499,408	$93,285	$57,893
NET ASSETS CONSIST OF:
Accumulation units	$514,299,475	$10,170,502	$555,602,571	$8,532,151	$498,967	$93,285	$57,893
Contracts in payout (annuitization) period	7,948	-	32,678	-	441	-	-
NET ASSETS	$514,307,423	$10,170,502	$555,635,249	$8,532,151	$499,408	$93,285	$57,893
Units Outstanding	33,433,586	1,047,942	45,580,660	846,509	34,315	3,963	2,679
Accumulation Unit Values	$11.01 - $17.73	$9.67 - $9.77	$11.66 - $12.70	$10.05 - $10.15	$14.26 - $14.57	$23.14 - $23.64	$21.61 - $21.61
Cost of Investments	$453,657,478	$10,442,255	$531,446,693	$8,604,690	$473,831	$57,430	$21,353

See Notes to Financial Statements

SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2014

	Variable Accounts
	Lord Abbett Bond Debenture Class VC	Lord Abbett International Core Equity Class VC	Lord Abbett Total Return Class VC	MFS Investors Growth Stock Series - Service Class	MFS Total Return Series - Service Class	MFS Utilities Series - Service Class	MFS Value Series - Service Class
ASSETS
Investments in mutual funds, at value	$38,866,733	$52,268,934	$245,478,594	$62,836,087	$245,390,636	$40,480,372	$67,463,120
Receivables:
Due from Pacific Life Insurance Company	45,207	128,116	126,259	-	4,512,286	4,766	-
Investments sold	-	-	-	37,383	-	-	35,480
Total Assets	38,911,940	52,397,050	245,604,853	62,873,470	249,902,922	40,485,138	67,498,600
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	-	-	-	37,593	-	-	35,636
Investments purchased	46,066	128,496	127,172	-	4,513,913	5,617	-
Total Liabilities	46,066	128,496	127,172	37,593	4,513,913	5,617	35,636
NET ASSETS	$38,865,874	$52,268,554	$245,477,681	$62,835,877	$245,389,009	$40,479,521	$67,462,964
NET ASSETS CONSIST OF:
Accumulation units	$38,865,874	$52,268,554	$245,477,681	$62,835,877	$245,380,649	$40,479,521	$67,462,964
Contracts in payout (annuitization) period	-	-	-	-	8,360	-	-
NET ASSETS	$38,865,874	$52,268,554	$245,477,681	$62,835,877	$245,389,009	$40,479,521	$67,462,964
Units Outstanding	3,596,954	4,224,106	22,125,357	3,778,625	19,182,534	3,250,292	3,946,952
Accumulation Unit Values	$10.44 - $11.15	$9.04 - $13.09	$10.12 - $12.24	$15.80 - $19.46	$11.50 - $14.16	$11.54 - $13.18	$16.08 - $19.37
Cost of Investments	$41,149,584	$54,892,905	$242,859,264	$57,711,765	$221,300,985	$39,149,086	$54,018,558

	PIMCO All Asset All Authority - Advisor Class	PIMCO CommodityRealReturn Strategy - Advisor Class	PIMCO Global Multi-Asset Managed Allocation - Advisor Class	Jennison Class II	SP International Growth Class II	SP Prudential U.S. Emerging Growth Class II	Value Class II
ASSETS
Investments in mutual funds, at value	$2,546,689	$5,944,043	$163,485,235	$377,606	$270,384	$378,055	$227,509
Receivables:
Due from Pacific Life Insurance Company	787	4,865	-	-	-	-	-
Investments sold	-	-	8,449	31	12	29	10
Total Assets	2,547,476	5,948,908	163,493,684	377,637	270,396	378,084	227,519
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	-	-	8,486	70	22	66	97
Investments purchased	922	5,150	-	-	-	-	-
Total Liabilities	922	5,150	8,486	70	22	66	97
NET ASSETS	$2,546,554	$5,943,758	$163,485,198	$377,567	$270,374	$378,018	$227,422
NET ASSETS CONSIST OF:
Accumulation units	$2,546,554	$5,943,758	$163,485,198	$377,567	$270,374	$378,018	$227,422
Contracts in payout (annuitization) period	-	-	-	-	-	-	-
NET ASSETS	$2,546,554	$5,943,758	$163,485,198	$377,567	$270,374	$378,018	$227,422
Units Outstanding	272,931	863,444	16,038,881	20,021	18,351	14,317	11,486
Accumulation Unit Values	$9.29 - $9.39	$6.67 - $7.15	$9.02 - $10.92	$18.68 - $19.58	$14.59 - $15.32	$26.27 - $27.52	$19.36 - $20.28
Cost of Investments	$2,812,826	$7,429,539	$167,904,371	$114,576	$174,290	$206,170	$113,693

See Notes to Financial Statements

SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2014

	Variable Accounts
	Schwab VIT Balanced	Schwab VIT Balanced with Growth	Schwab VIT Growth	Schwab VIT Money Market (1)	Van Eck VIP Global Hard Assets Class S
ASSETS
Investments in mutual funds, at value	$40,815,261	$93,344,388	$102,661,197	$-	$7,849,268
Receivables:
Due from Pacific Life Insurance Company	-	-	289,362	-	10,124
Investments sold	1,351	9,332	-	-	-
Total Assets	40,816,612	93,353,720	102,950,559	-	7,859,392
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	1,402	9,367	-	-	-
Investments purchased	-	-	289,367	-	10,484
Total Liabilities	1,402	9,367	289,367	-	10,484
NET ASSETS	$40,815,210	$93,344,353	$102,661,192	$-	$7,848,908
NET ASSETS CONSIST OF:
Accumulation units	$40,815,210	$93,344,353	$102,661,192	$-	$7,848,908
Contracts in payout (annuitization) period	-	-	-	-	-
NET ASSETS	$40,815,210	$93,344,353	$102,661,192	$-	$7,848,908
Units Outstanding	3,592,206	7,816,994	8,114,949	-	908,958
Accumulation Unit Values	$11.36 - $11.36	$11.94 - $11.94	$12.65 - $12.65	See Note (1)	$8.27 - $9.04
Cost of Investments	$38,877,498	$87,440,273	$95,520,540	$-	$9,144,987

(1) All units were fully redeemed or transferred prior to December 31, 2014 (See Note 1 in Notes to Financial Statements).

See Notes to Financial Statements

SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2014

	Variable Accounts

	Diversified Bond	Floating Rate Income	Floating Rate Loan	High Yield Bond	Inflation Managed	Inflation Strategy	Managed Bond
INVESTMENT INCOME
Dividends from mutual fund investments (1)	$-	$-	$-	$-	$-	$-	$-
EXPENSES
Mortality and expense risk	1,060,889	303,187	1,569,609	3,089,160	4,121,385	232,525	6,907,685
Administrative fees	169,086	56,028	259,949	465,107	601,467	37,351	1,007,494
Total Expenses	1,229,975	359,215	1,829,558	3,554,267	4,722,852	269,876	7,915,179
Net Investment Loss	(1,229,975)	(359,215)	(1,829,558)	(3,554,267)	(4,722,852)	(269,876)	(7,915,179)
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of mutual fund investments	38,205	(50,780)	207,015	3,448,354	(1,265,364)	(219,237)	8,126,334
Capital gains distributions from mutual fund investments (1)	-	-	-	-	-	-	-
Realized Gain (Loss) on Investments	38,205	(50,780)	207,015	3,448,354	(1,265,364)	(219,237)	8,126,334
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	5,990,091	9,214	880,799	(2,121,241)	11,789,349	608,002	15,555,604
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$4,798,321	($400,781)	($741,744)	($2,227,154)	$5,801,133	$118,889	$15,766,759

	Short Duration Bond	Emerging Markets Debt	American Funds Growth	American Funds Growth-Income	Comstock	Dividend Growth	Equity Index
INVESTMENT INCOME
Dividends from mutual fund investments (1)	$-	$-	$-	$-	$-	$-	$-
EXPENSES
Mortality and expense risk	2,485,199	149,864	2,366,415	2,663,899	1,903,340	2,295,303	4,499,444
Administrative fees	456,760	23,966	370,958	405,538	315,543	363,191	657,021
Total Expenses	2,941,959	173,830	2,737,373	3,069,437	2,218,883	2,658,494	5,156,465
Net Investment Loss	(2,941,959)	(173,830)	(2,737,373)	(3,069,437)	(2,218,883)	(2,658,494)	(5,156,465)
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized loss on sale of mutual fund investments	(27,358)	(241,179)	(265,774)	(149,766)	(144,988)	(198,075)	(521,081)
Capital gains distributions from mutual fund investments (1)	-	-	-	-	-	-	-
Realized Loss on Investments	(27,358)	(241,179)	(265,774)	(149,766)	(144,988)	(198,075)	(521,081)
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	1,505,174	(296,142)	15,638,515	20,845,978	15,605,889	24,103,016	46,492,623
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	($1,464,143)	($711,151)	$12,635,368	$17,626,775	$13,242,018	$21,246,447	$40,815,077

	Focused Growth	Growth	Large-Cap Growth	Large-Cap Value	Long/Short Large-Cap	Main Street Core	Mid-Cap Equity
INVESTMENT INCOME
Dividends from mutual fund investments (1)	$-	$-	$-	$-	$-	$-	$-
EXPENSES
Mortality and expense risk	1,088,726	2,737,602	1,521,300	2,970,441	382,163	3,697,990	2,648,562
Administrative fees	156,859	336,893	220,896	413,765	59,736	483,384	357,660
Total Expenses	1,245,585	3,074,495	1,742,196	3,384,206	441,899	4,181,374	3,006,222
Net Investment Loss	(1,245,585)	(3,074,495)	(1,742,196)	(3,384,206)	(441,899)	(4,181,374)	(3,006,222)
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of mutual fund investments	5,087,326	7,083,870	(60,531)	15,269,991	(16,409)	9,310,184	7,901,319
Capital gains distributions from mutual fund investments (1)	-	-	-	-	-	-	-
Realized Gain (Loss) on Investments	5,087,326	7,083,870	(60,531)	15,269,991	(16,409)	9,310,184	7,901,319
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	2,553,933	10,311,791	8,879,201	8,888,737	4,618,750	20,073,943	(484,043)
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$6,395,674	$14,321,166	$7,076,474	$20,774,522	$4,160,442	$25,202,753	$4,411,054

(1) See Note 3 in Notes to Financial Statements.

See Notes to Financial Statements

SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2014

	Variable Accounts

	Mid-Cap Growth	Mid-Cap Value	Small-Cap Equity	Small-Cap Growth	Small-Cap Index	Small-Cap Value	Value Advantage
INVESTMENT INCOME
Dividends from mutual fund investments (1)	$-	$-	$-	$-	$-	$-	$-
EXPENSES
Mortality and expense risk	2,068,010	1,037,158	510,651	1,118,121	2,287,729	1,419,582	102,202
Administrative fees	314,493	166,341	79,660	172,721	317,013	213,132	17,959
Total Expenses	2,382,503	1,203,499	590,311	1,290,842	2,604,742	1,632,714	120,161
Net Investment Loss	(2,382,503)	(1,203,499)	(590,311)	(1,290,842)	(2,604,742)	(1,632,714)	(120,161)
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of mutual fund investments	(157,798)	727,865	220,324	(723,461)	11,109,921	1,080,529	(50,573)
Capital gains distributions from mutual fund investments (1)	-	-	-	-	-	-	-
Realized Gain (Loss) on Investments	(157,798)	727,865	220,324	(723,461)	11,109,921	1,080,529	(50,573)
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	14,409,888	3,583,580	430,120	476,182	(4,466,617)	5,116,045	1,372,923
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$11,869,587	$3,107,946	$60,133	($1,538,121)	$4,038,562	$4,563,860	$1,202,189

	Health Sciences	Real Estate	Technology	Emerging Markets	International Large-Cap	International Small-Cap	International Value
INVESTMENT INCOME
Dividends from mutual fund investments (1)	$-	$-	$-	$-	$-	$-	$-
EXPENSES
Mortality and expense risk	2,788,970	2,272,329	881,062	2,607,655	2,924,814	514,552	1,848,959
Administrative fees	413,450	334,777	130,739	381,101	454,285	81,916	259,734
Total Expenses	3,202,420	2,607,106	1,011,801	2,988,756	3,379,099	596,468	2,108,693
Net Investment Loss	(3,202,420)	(2,607,106)	(1,011,801)	(2,988,756)	(3,379,099)	(596,468)	(2,108,693)
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of mutual fund investments	(370,579)	767,291	111,390	8,805,149	(439,901)	38,782	2,440,342
Capital gains distributions from mutual fund investments (1)	-	-	-	-	-	-	-
Realized Gain (Loss) on Investments	(370,579)	767,291	111,390	8,805,149	(439,901)	38,782	2,440,342
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	46,244,237	45,633,249	6,122,576	(18,697,415)	(12,504,571)	(1,024,502)	(17,947,699)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$42,671,238	$43,793,434	$5,222,165	($12,881,022)	($16,323,571)	($1,582,188)	($17,616,050)

	Currency Strategies	Global Absolute Return	Precious Metals	American Funds Asset Allocation	Pacific Dynamix - Conservative Growth	Pacific Dynamix - Moderate Growth	Pacific Dynamix - Growth
INVESTMENT INCOME
Dividends from mutual fund investments (1)	$-	$-	$-	$-	$-	$-	$-
EXPENSES
Mortality and expense risk	32,798	85,915	139,140	20,889,854	4,036,312	14,130,018	5,136,238
Administrative fees	5,500	14,902	22,234	3,491,416	664,470	2,409,994	840,982
Total Expenses	38,298	100,817	161,374	24,381,270	4,700,782	16,540,012	5,977,220
Net Investment Loss	(38,298)	(100,817)	(161,374)	(24,381,270)	(4,700,782)	(16,540,012)	(5,977,220)
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized loss on sale of mutual fund investments	(30,563)	(6,298)	(1,476,432)	(1,471,032)	(109,441)	(830,698)	(510,761)
Capital gains distributions from mutual fund investments (1)	-	-	-	-	-	-	-
Realized Loss on Investments	(30,563)	(6,298)	(1,476,432)	(1,471,032)	(109,441)	(830,698)	(510,761)
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	138,527	473,447	(667,772)	89,449,357	18,414,658	67,501,929	23,629,271
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$69,666	$366,332	($2,305,578)	$63,597,055	$13,604,435	$50,131,219	$17,141,290

(1) See Note 3 in Notes to Financial Statements.

See Notes to Financial Statements

SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2014

	Variable Accounts

	Portfolio Optimization Conservative	Portfolio Optimization Moderate- Conservative	Portfolio Optimization Moderate	Portfolio Optimization Growth	Portfolio Optimization Aggressive- Growth	Invesco V.I. Balanced-Risk Allocation Series II
INVESTMENT INCOME
Dividends from mutual fund investments (1)	$-	$-	$-	$-	$-	$-
EXPENSES
Mortality and expense risk	31,818,614	47,370,772	185,118,039	157,673,422	32,536,442	5,167,881
Administrative fees	4,677,538	6,950,522	27,119,712	22,806,184	4,743,134	828,618
Total Expenses	36,496,152	54,321,294	212,237,751	180,479,606	37,279,576	5,996,499
Net Investment Loss	(36,496,152)	(54,321,294)	(212,237,751)	(180,479,606)	(37,279,576)	(5,996,499)
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of mutual fund investments	55,897,780	80,759,680	338,139,477	374,326,934	87,288,105	(895,718)
Capital gains distributions from mutual fund investments (1)	-	-	-	-	-	23,383,313
Realized Gain on Investments	55,897,780	80,759,680	338,139,477	374,326,934	87,288,105	22,487,595
CHANGE IN NET UNREALIZED APPRECIATION ON INVESTMENTS	29,608,955	67,111,151	316,653,094	219,889,554	39,166,017	84,578
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$49,010,583	$93,549,537	$442,554,820	$413,736,882	$89,174,546	$16,575,674

	Invesco V.I. Equity and Income Series II (2)	American Century VP Mid Cap Value Class II	American Funds IS Asset Allocation Fund Class 4 (2)	American Funds IS Capital Income Builder Class 4 (2)	American Funds IS Global Growth Fund Class 4	American Funds IS Growth Fund Class 4 (2)
INVESTMENT INCOME
Dividends from mutual fund investments (1)	$34,648	$158,377	$154,003	$144,697	$149,144	$32,797
EXPENSES
Mortality and expense risk	18,265	182,841	19,056	48,014	72,198	8,070
Administrative fees	3,218	31,981	4,536	10,249	16,762	1,842
Total Expenses	21,483	214,822	23,592	58,263	88,960	9,912
Net Investment Income (Loss)	13,165	(56,445)	130,411	86,434	60,184	22,885
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized loss on sale of mutual fund investments	(159,280)	(162,125)	(1,889)	(23,877)	(142,507)	(1,448)
Capital gains distributions from mutual fund investments (1)	106,860	625,403	28,888	20,774	654,218	35,791
Realized Gain (Loss) on Investments	(52,420)	463,278	26,999	(3,103)	511,711	34,343
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	75,136	1,719,640	(13,423)	(350,298)	(422,666)	76,234
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$35,881	$2,126,473	$143,987	($266,967)	$149,229	$133,462

	American Funds IS Growth-Income Fund Class 4 (2)	American Funds IS International Fund Class 4 (2)	American Funds IS International Growth and Income Fund Class 4	American Funds IS Managed Risk Asset Allocation Fund Class P2	American Funds IS New World Fund Class 4	American Funds IS U.S. Government/ AAA-Rated Securities Fund Class 4
INVESTMENT INCOME
Dividends from mutual fund investments (1)	$84,761	$124,434	$495,079	$15,620	$124,032	$309,734
EXPENSES
Mortality and expense risk	13,634	26,795	84,911	213,160	60,043	97,315
Administrative fees	3,069	6,975	17,721	40,652	12,550	16,089
Total Expenses	16,703	33,770	102,632	253,812	72,593	113,404
Net Investment Income (Loss)	68,058	90,664	392,447	(238,192)	51,439	196,330
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized loss on sale of mutual fund investments	(471)	(29,149)	(49,764)	(113,277)	(361,566)	(172,531)
Capital gains distributions from mutual fund investments (1)	27,924	-	63,501	-	704,074	-
Realized Gain (Loss) on Investments	27,453	(29,149)	13,737	(113,277)	342,508	(172,531)
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	68,208	(457,083)	(1,318,720)	774,323	(1,523,653)	(44,283)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$163,719	($395,568)	($912,536)	$422,854	($1,129,706)	($20,484)

(1) See Note 3 in Notes to Financial Statements.

(2) Operations commenced during 2014 (See Note 1 in Notes to Financial Statements).

See Notes to Financial Statements

SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2014

	Variable Accounts
	BlackRock Capital Appreciation V.I. Class III	BlackRock Global Allocation V.I. Class III	BlackRock iShares Alternative Strategies V.I. Class I (1)	BlackRock iShares Dynamic Allocation V.I. Class I (1)	BlackRock iShares Dynamic Fixed Income V.I. Class I (1)	BlackRock iShares Equity Appreciation V.I. Class I (1)
INVESTMENT INCOME
Dividends from mutual fund investments (2)	$-	$52,259,391	$50,591	$49,989	$24,104	$34,093
EXPENSES
Mortality and expense risk	252,742	28,412,826	10,507	16,666	13,422	10,192
Administrative fees	55,946	4,563,086	2,069	3,331	2,415	2,087
Total Expenses	308,688	32,975,912	12,576	19,997	15,837	12,279
Net Investment Income (Loss)	(308,688)	19,283,479	38,015	29,992	8,267	21,814
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of mutual fund investments	43,137	(2,565,379)	(3,128)	(4,958)	(1,455)	(3,024)
Capital gains distributions from mutual fund investments (2)	6,036,197	202,135,170	2,731	3,924	471	-
Realized Gain (Loss) on Investments	6,079,334	199,569,791	(397)	(1,034)	(984)	(3,024)
CHANGE IN NET UNREALIZED DEPRECIATION ON INVESTMENTS	(2,949,278)	(207,989,335)	(46,907)	(57,605)	(6,185)	(76,036)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$2,821,368	$10,863,935	($9,289)	($28,647)	$1,098	($57,246)

	Fidelity VIP Contrafund Service Class 2	Fidelity VIP FundsManager 60% Service Class 2	Fidelity VIP Money Market Service Class (1)	Fidelity VIP Strategic Income Service Class 2	First Trust/ Dow Jones Dividend & Income Allocation Class I	First Trust Multi Income Allocation Class I (1)
INVESTMENT INCOME
Dividends from mutual fund investments (2)	$512,361	$1,421,771	$17,615	$498,136	$993,087	$28,977
EXPENSES
Mortality and expense risk	550,336	1,231,687	2,258,526	97,375	1,420,922	11,468
Administrative fees	102,614	213,961	335,684	18,516	243,952	2,403
Total Expenses	652,950	1,445,648	2,594,210	115,891	1,664,874	13,871
Net Investment Income (Loss)	(140,589)	(23,877)	(2,576,595)	382,245	(671,787)	15,106
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of mutual fund investments	(220,478)	(241,214)	-	(50,535)	(76,133)	(3,214)
Capital gains distributions from mutual fund investments (2)	1,426,610	2,654,316	-	199,554	-	-
Realized Gain (Loss) on Investments	1,206,132	2,413,102	-	149,019	(76,133)	(3,214)
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	4,000,967	1,651,332	-	(680,321)	11,371,118	54,233
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$5,066,510	$4,040,557	($2,576,595)	($149,057)	$10,623,198	$66,125

	Franklin Founding Funds Allocation VIP Class 2	Franklin Founding Funds Allocation VIP Class 4	Franklin Mutual Global Discovery VIP Class 2	Franklin Rising Dividends VIP Class 2	Templeton Global Bond VIP Class 2	GE Investments Total Return Class 3
INVESTMENT INCOME
Dividends from mutual fund investments (2)	$216,050	$13,164,297	$3,066,053	$823,632	$2,421,077	$7,677,518
EXPENSES
Mortality and expense risk	58,948	6,083,098	1,090,288	697,766	537,086	5,705,072
Administrative fees	12,318	936,857	223,841	127,650	99,993	903,100
Total Expenses	71,266	7,019,955	1,314,129	825,416	637,079	6,608,172
Net Investment Income (Loss)	144,784	6,144,342	1,751,924	(1,784)	1,783,998	1,069,346
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized loss on sale of mutual fund investments	(66,929)	(2,260,213)	(908,341)	(420,339)	(718,754)	(543,620)
Capital gains distributions from mutual fund investments (2)	6,590	409,025	9,488,730	1,211,992	-	14,734,135
Realized Gain (Loss) on Investments	(60,339)	(1,851,188)	8,580,389	791,653	(718,754)	14,190,515
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	(9,787)	11,131	(5,002,787)	4,133,044	(1,195,768)	2,880,594
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$74,658	$4,304,285	$5,329,526	$4,922,913	($130,524)	$18,140,455

(1) Operations commenced during 2014 (See Note 1 in Notes to Financial Statements).

(2) See Note 3 in Notes to Financial Statements.

See Notes to Financial Statements

SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2014

	Variable Accounts

	Ivy Funds VIP Asset Strategy (1)	Janus Aspen Series Balanced Service Shares	Janus Aspen Series Flexible Bond Service Shares (1)	JPMorgan Insurance Trust Core Bond Class 1	JPMorgan Insurance Trust Mid Cap Value Class 1	JPMorgan Insurance Trust U.S. Equity Class 1
INVESTMENT INCOME
Dividends from mutual fund investments (2)	$1,243	$6,236,222	$99,885	$19,503	$556	$497
EXPENSES
Mortality and expense risk	37,768	4,488,861	22,734	6,777	1,299	687
Administrative fees	7,576	775,917	4,298	809	152	82
Total Expenses	45,344	5,264,778	27,032	7,586	1,451	769
Net Investment Income (Loss)	(44,101)	971,444	72,853	11,917	(895)	(272)
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of mutual fund investments	(39,177)	(705,593)	(4,283)	(78)	7,642	3,678
Capital gains distributions from mutual fund investments (2)	32,941	9,088,750	-	-	3,792	-
Realized Gain (Loss) on Investments	(6,236)	8,383,157	(4,283)	(78)	11,434	3,678
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	(271,234)	16,179,307	(72,142)	4,831	642	3,007
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	($321,571)	$25,533,908	($3,572)	$16,670	$11,181	$6,413

	Lord Abbett Bond Debenture Class VC	Lord Abbett International Core Equity Class VC	Lord Abbett Total Return Class VC	MFS Investors Growth Stock Series - Service Class	MFS Total Return Series - Service Class	MFS Utilities Series - Service Class
INVESTMENT INCOME
Dividends from mutual fund investments (2)	$1,857,885	$555,293	$4,600,488	$144,040	$3,410,560	$510,373
EXPENSES
Mortality and expense risk	347,605	284,786	1,303,475	288,220	2,258,318	295,160
Administrative fees	60,995	63,655	295,973	67,584	380,660	50,487
Total Expenses	408,600	348,441	1,599,448	355,804	2,638,978	345,647
Net Investment Gain (Loss)	1,449,285	206,852	3,001,040	(211,764)	771,582	164,726
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized loss on sale of mutual fund investments	(232,809)	(20,188)	(60,111)	(6,695)	(492,344)	(295,379)
Capital gains distributions from mutual fund investments (2)	1,013,094	1,540,958	417,964	2,909,170	5,273,138	983,748
Realized Gain on Investments	780,285	1,520,770	357,853	2,902,475	4,780,794	688,369
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	(1,710,211)	(6,639,105)	5,696,968	2,469,855	7,449,633	863,317
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$519,359	($4,911,483)	$9,055,861	$5,160,566	$13,002,009	$1,716,412

	MFS Value Series - Service Class	PIMCO All Asset All Authority- Advisor Class (1)	PIMCO CommodityRealReturn Strategy - Advisor Class	PIMCO Global Multi-Asset Managed Allocation - Advisor Class	Jennison Class II	SP International Growth Class II
INVESTMENT INCOME
Dividends from mutual fund investments (2)	$775,964	$99,845	$18,415	$4,361,530	$-	$-
EXPENSES
Mortality and expense risk	377,918	10,172	80,329	2,439,961	5,796	4,302
Administrative fees	82,640	1,972	13,079	398,454	567	423
Total Expenses	460,558	12,144	93,408	2,838,415	6,363	4,725
Net Investment Income (Loss)	315,406	87,701	(74,993)	1,523,115	(6,363)	(4,725)
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of mutual fund investments	(21,425)	(12,815)	(318,943)	(10,690,406)	20,308	2,068
Capital gains distributions from mutual fund investments (2)	1,820,588	1,513	-	-	-	-
Realized Gain (Loss) on Investments	1,799,163	(11,302)	(318,943)	(10,690,406)	20,308	2,068
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	3,215,209	(266,138)	(1,206,898)	15,476,768	14,856	(19,905)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$5,329,778	($189,739)	($1,600,834)	$6,309,477	$28,801	($22,562)

(1) Operations commenced during 2014 (See Note 1 in Notes to Financial Statements).

(2) See Note 3 in Notes to Financial Statements.

See Notes to Financial Statements

SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2014

	Variable Accounts

	SP Prudential U.S. Emerging Growth Class II	Value Class II	Schwab VIT Balanced	Schwab VIT Balanced with Growth	Schwab VIT Growth	Schwab VIT Money Market (1)
INVESTMENT INCOME
Dividends from mutual fund investments (2)	$-	$-	$203,213	$632,226	$746,768	$11
EXPENSES
Mortality and expense risk	5,588	3,445	121,570	291,351	326,020	458
Administrative fees	537	358	86,835	208,108	232,872	327
Total Expenses	6,125	3,803	208,405	499,459	558,892	785
Net Investment Income (Loss)	(6,125)	(3,803)	(5,192)	132,767	187,876	(774)
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of mutual fund investments	1,907	12,810	(17,031)	(44,099)	(70,494)	-
Capital gains distributions from mutual fund investments (2)	-	-	2,831	11,708	5,065	-
Realized Gain (Loss) on Investments	1,907	12,810	(14,200)	(32,391)	(65,429)	-
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	29,950	9,194	1,047,003	2,504,125	2,778,239	-
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$25,732	$18,201	$1,027,611	$2,604,501	$2,900,686	($774)

	Van Eck VIP Global Hard Assets Class S
INVESTMENT INCOME
Dividends from mutual fund investments (2)	$-
EXPENSES
Mortality and expense risk	79,362
Administrative fees	15,365
Total Expenses	94,727
Net Investment Loss	(94,727)
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized loss on sale of mutual fund investments	(687,834)
Capital gains distributions from mutual fund investments (2)	-
Realized Loss on Investments	(687,834)
CHANGE IN NET UNREALIZED DEPRECIATION ON INVESTMENTS	(1,593,613)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	($2,376,174)

(1) Operations commenced during 2014 and all units were fully redeemed or transferred prior to December 31, 2014 (See Note 1 in Notes to Financial Statements).

(2) See Note 3 in Notes to Financial Statements.

See Notes to Financial Statements

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year/Period Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2014	2013	2014	2013
	Diversified Bond		Floating Rate Income (1)		Floating Rate Loan
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment loss	($1,229,975)	($1,161,553)	($359,215)	($82,710)	($1,829,558)	($1,365,796)
Realized gain (loss) on investments	38,205	(1,403,920)	(50,780)	(19,541)	207,015	(823,790)
Change in net unrealized appreciation on investments	5,990,091	348,324	9,214	314,659	880,799	4,677,317
Net Increase (Decrease) in Net Assets Resulting from Operations	4,798,321	(2,217,149)	(400,781)	212,408	(741,744)	2,487,731
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	12,559,602	6,091,509	8,612,991	6,323,828	17,197,347	15,224,007
Transfers between variable and fixed accounts, net	21,371,536	(2,662,482)	9,541,802	10,247,026	(5,215,957)	51,683,720
Contract charges and deductions	(2,562,763)	(2,366,709)	(793,194)	(43,622)	(4,106,254)	(2,565,491)
Surrenders	(9,890,702)	(8,693,232)	(4,160,097)	(747,137)	(16,206,545)	(12,577,871)
Adjustments to net assets allocated to contracts in payout (annuitization) period	48	60	-	-	2,827	-
Other	(1,398)	283	281	(625)	(1,882)	(2,964)
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	21,476,323	(7,630,571)	13,201,783	15,779,470	(8,330,464)	51,761,401
NET INCREASE (DECREASE) IN NET ASSETS	26,274,644	(9,847,720)	12,801,002	15,991,878	(9,072,208)	54,249,132
NET ASSETS
Beginning of Year or Period	71,664,212	81,511,932	15,991,878	-	122,977,580	68,728,448
End of Year or Period	$97,938,856	$71,664,212	$28,792,880	$15,991,878	$113,905,372	$122,977,580

	High Yield Bond		Inflation Managed		Inflation Strategy
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment loss	($3,554,267)	($3,643,143)	($4,722,852)	($6,109,505)	($269,876)	($285,889)
Realized gain (loss) on investments	3,448,354	1,931,030	(1,265,364)	(2,762,409)	(219,237)	(260,409)
Change in net unrealized appreciation (depreciation) on investments	(2,121,241)	15,058,499	11,789,349	(35,446,367)	608,002	(1,584,788)
Net Increase (Decrease) in Net Assets Resulting from Operations	(2,227,154)	13,346,386	5,801,133	(44,318,281)	118,889	(2,131,086)
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	18,914,849	14,480,989	9,923,668	19,021,862	2,208,942	2,192,057
Transfers between variable and fixed accounts, net	(14,994,984)	(1,669,742)	(12,950,629)	(53,487,921)	1,844,917	(1,703,958)
Contract charges and deductions	(5,413,369)	(6,386,256)	(9,240,601)	(10,798,247)	(376,669)	(108,163)
Surrenders	(25,877,810)	(27,071,627)	(37,339,725)	(45,164,157)	(2,692,690)	(1,532,382)
Adjustments to net assets allocated to contracts in payout (annuitization) period	(29,727)	3,070	8,175	12,608	-	117
Other	(13,066)	7,597	5,155	(12,685)	(658)	185
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(27,414,107)	(20,635,969)	(49,593,957)	(90,428,540)	983,842	(1,152,144)
NET INCREASE (DECREASE) IN NET ASSETS	(29,641,261)	(7,289,583)	(43,792,824)	(134,746,821)	1,102,731	(3,283,230)
NET ASSETS
Beginning of Year	247,759,040	255,048,623	331,929,604	466,676,425	17,061,445	20,344,675
End of Year	$218,117,779	$247,759,040	$288,136,780	$331,929,604	$18,164,176	$17,061,445

(1) Operations commenced on May 2, 2013.

See Notes to Financial Statements

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2014	2013	2014	2013

	Managed Bond		Short Duration Bond		Emerging Markets Debt
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment loss	($7,915,179)	($9,295,116)	($2,941,959)	($2,528,158)	($173,830)	($149,774)
Realized gain (loss) on investments	8,126,334	4,695,326	(27,358)	(221,089)	(241,179)	(358,402)
Change in net unrealized appreciation (depreciation) on investments	15,555,604	(19,527,440)	1,505,174	1,014,315	(296,142)	(430,925)
Net Increase (Decrease) in Net Assets Resulting from Operations	15,766,759	(24,127,230)	(1,464,143)	(1,734,932)	(711,151)	(939,101)
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	26,854,140	33,316,956	54,270,589	49,709,714	1,714,670	2,663,056
Transfers between variable and fixed accounts, net	(17,688,615)	(41,404,057)	38,835,429	52,095,052	1,021,586	5,153,106
Contract charges and deductions	(17,340,799)	(19,075,010)	(7,213,896)	(7,009,379)	(216,609)	(102,063)
Surrenders	(61,476,580)	(66,135,175)	(23,426,048)	(26,064,379)	(1,581,262)	(1,154,372)
Adjustments to net assets allocated to contracts in payout (annuitization) period	(38,508)	26,451	3,434	2,924	-	-
Other	(8,609)	(1,140)	(3,034)	(734)	(784)	(952)
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(69,698,971)	(93,271,975)	62,466,474	68,733,198	937,601	6,558,775
NET INCREASE (DECREASE) IN NET ASSETS	(53,932,212)	(117,399,205)	61,002,331	66,998,266	226,450	5,619,674
NET ASSETS
Beginning of Year	561,031,229	678,430,434	227,410,380	160,412,114	11,993,623	6,373,949
End of Year	$507,099,017	$561,031,229	$288,412,711	$227,410,380	$12,220,073	$11,993,623

	American Funds Growth		American Funds Growth-Income		Comstock
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment loss	($2,737,373)	($2,251,063)	($3,069,437)	($2,485,061)	($2,218,883)	($1,803,452)
Realized gain (loss) on investments	(265,774)	2,145,857	(149,766)	1,299,202	(144,988)	(97,142)
Change in net unrealized appreciation on investments	15,638,515	38,358,475	20,845,978	46,975,310	15,605,889	39,813,308
Net Increase in Net Assets Resulting from Operations	12,635,368	38,253,269	17,626,775	45,789,451	13,242,018	37,912,714
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	35,111,705	19,822,441	40,539,290	22,150,436	29,954,384	23,458,199
Transfers between variable and fixed accounts, net	3,997,886	(377,446)	2,733,252	5,047,625	(5,115,345)	31,487,146
Contract charges and deductions	(4,196,548)	(2,604,311)	(4,888,850)	(4,116,229)	(3,696,269)	(2,056,298)
Surrenders	(16,031,399)	(15,328,654)	(19,237,757)	(18,568,386)	(12,726,218)	(12,378,813)
Adjustments to net assets allocated to contracts in payout (annuitization) period	(6,816)	(952)	(9,857)	(1,650)	152	(3,144)
Other	(12,260)	30,491	2,761	24,186	3,478	17,670
Net Increase in Net Assets Derived from Contract Owner Transactions	18,862,568	1,541,569	19,138,839	4,535,982	8,420,182	40,524,760
NET INCREASE IN NET ASSETS	31,497,936	39,794,838	36,765,614	50,325,433	21,662,200	78,437,474
NET ASSETS
Beginning of Year	179,720,589	139,925,751	197,464,056	147,138,623	174,677,910	96,240,436
End of Year	$211,218,525	$179,720,589	$234,229,670	$197,464,056	$196,340,110	$174,677,910

See Notes to Financial Statements

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2014	2013	2014	2013

	Dividend Growth		Equity Index		Focused Growth
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment loss	($2,658,494)	($2,128,420)	($5,156,465)	($4,084,022)	($1,245,585)	($1,172,960)
Realized gain (loss) on investments	(198,075)	(13,742)	(521,081)	232,276	5,087,326	3,923,023
Change in net unrealized appreciation on investments	24,103,016	39,957,313	46,492,623	76,542,585	2,553,933	19,024,215
Net Increase in Net Assets Resulting from Operations	21,246,447	37,815,151	40,815,077	72,690,839	6,395,674	21,774,278
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	28,742,282	23,594,396	59,388,051	36,334,122	5,590,949	4,094,123
Transfers between variable and fixed accounts, net	17,016,483	16,727,338	38,991,296	14,473,500	(2,818,609)	(6,527,563)
Contract charges and deductions	(5,346,001)	(2,937,568)	(7,606,264)	(5,935,378)	(1,427,619)	(1,914,562)
Surrenders	(15,510,240)	(11,461,020)	(30,333,173)	(26,706,358)	(7,444,784)	(8,186,573)
Adjustments to net assets allocated to contracts in payout (annuitization) period	(283)	(1,063)	(15,137)	(951)	(840)	6
Other	3,238	4,643	(17,187)	(9,174)	4,512	(3,767)
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	24,905,479	25,926,726	60,407,586	18,155,761	(6,096,391)	(12,538,336)
NET INCREASE IN NET ASSETS	46,151,926	63,741,877	101,222,663	90,846,600	299,283	9,235,942
NET ASSETS
Beginning of Year	187,266,400	123,524,523	325,696,639	234,850,039	87,944,691	78,708,749
End of Year	$233,418,326	$187,266,400	$426,919,302	$325,696,639	$88,243,974	$87,944,691

	Growth		Large-Cap Growth		Large-Cap Value
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment loss	($3,074,495)	($2,877,052)	($1,742,196)	($1,560,107)	($3,384,206)	($3,188,902)
Realized gain (loss) on investments	7,083,870	2,467,052	(60,531)	3,852,054	15,269,991	4,729,254
Change in net unrealized appreciation on investments	10,311,791	54,748,395	8,879,201	28,747,416	8,888,737	53,578,568
Net Increase in Net Assets Resulting from Operations	14,321,166	54,338,395	7,076,474	31,039,363	20,774,522	55,118,920
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	7,066,072	3,985,316	10,067,598	7,053,179	11,249,823	7,457,717
Transfers between variable and fixed accounts, net	(6,361,130)	(1,038,884)	(2,879,612)	(2,576,822)	(12,461,365)	10,988,719
Contract charges and deductions	(5,638,830)	(5,077,411)	(2,017,678)	(1,874,267)	(4,834,062)	(4,846,517)
Surrenders	(19,295,153)	(18,451,782)	(11,318,711)	(11,967,378)	(22,539,352)	(22,815,197)
Adjustments to net assets allocated to contracts in payout (annuitization) period	55	589	(8,197)	306	2,146	583
Other	(6,952)	7,465	3,680	53,774	8,789	70,056
Net Decrease in Net Assets Derived from Contract Owner Transactions	(24,235,938)	(20,574,707)	(6,152,920)	(9,311,208)	(28,574,021)	(9,144,639)
NET INCREASE (DECREASE) IN NET ASSETS	(9,914,772)	33,763,688	923,554	21,728,155	(7,799,499)	45,974,281
NET ASSETS
Beginning of Year	216,345,098	182,581,410	118,896,374	97,168,219	232,345,834	186,371,553
End of Year	$206,430,326	$216,345,098	$119,819,928	$118,896,374	$224,546,335	$232,345,834

See Notes to Financial Statements

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2014	2013	2014	2013

	Long/Short Large-Cap		Main Street Core		Mid-Cap Equity
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment loss	($441,899)	($318,725)	($4,181,374)	($3,956,407)	($3,006,222)	($2,854,531)
Realized gain (loss) on investments	(16,409)	49,249	9,310,184	10,193,540	7,901,319	5,039,428
Change in net unrealized appreciation (depreciation) on investments	4,618,750	6,629,060	20,073,943	63,690,962	(484,043)	52,440,780
Net Increase in Net Assets Resulting from Operations	4,160,442	6,359,584	25,202,753	69,928,095	4,411,054	54,625,677
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	2,639,010	1,403,425	15,520,257	11,094,515	6,019,755	4,368,610
Transfers between variable and fixed accounts, net	11,499,525	3,550,185	4,885,502	(8,731,289)	(2,403,643)	(2,419,574)
Contract charges and deductions	(835,896)	(320,203)	(9,591,157)	(7,913,247)	(4,168,843)	(4,792,302)
Surrenders	(2,562,755)	(1,591,133)	(27,545,257)	(25,760,149)	(19,294,952)	(20,648,007)
Adjustments to net assets allocated to contracts in payout (annuitization) period	-	-	(36,614)	8,622	847	(1,646)
Other	(3,183)	(2,410)	(3,863)	8,170	(8,303)	54,034
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	10,736,701	3,039,864	(16,771,132)	(31,293,378)	(19,855,139)	(23,438,885)
NET INCREASE (DECREASE) IN NET ASSETS	14,897,143	9,399,448	8,431,621	38,634,717	(15,444,085)	31,186,792
NET ASSETS
Beginning of Year	27,702,491	18,303,043	290,364,313	251,729,596	202,234,165	171,047,373
End of Year	$42,599,634	$27,702,491	$298,795,934	$290,364,313	$186,790,080	$202,234,165

	Mid-Cap Growth		Mid-Cap Value		Small-Cap Equity
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment loss	($2,382,503)	($2,115,094)	($1,203,499)	($931,268)	($590,311)	($508,564)
Realized gain (loss) on investments	(157,798)	1,005,563	727,865	(169,641)	220,324	148,227
Change in net unrealized appreciation on investments	14,409,888	39,723,732	3,583,580	17,053,113	430,120	10,167,396
Net Increase in Net Assets Resulting from Operations	11,869,587	38,614,201	3,107,946	15,952,204	60,133	9,807,059
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	23,588,106	13,912,134	12,258,046	8,189,545	4,068,590	3,678,130
Transfers between variable and fixed accounts, net	1,939,199	6,360,542	(12,354,069)	28,633,195	(3,016,880)	7,024,705
Contract charges and deductions	(3,645,612)	(2,513,935)	(1,621,257)	(768,961)	(751,161)	(549,852)
Surrenders	(14,560,289)	(15,545,690)	(8,645,194)	(6,293,395)	(3,277,468)	(3,528,892)
Adjustments to net assets allocated to contracts in payout (annuitization) period	(5,691)	521	(388)	12	23	28
Other	(8,009)	(3,264)	(5,049)	(6,854)	2,724	(1,538)
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	7,307,704	2,210,308	(10,367,911)	29,753,542	(2,974,172)	6,622,581
NET INCREASE (DECREASE) IN NET ASSETS	19,177,291	40,824,509	(7,259,965)	45,705,746	(2,914,039)	16,429,640
NET ASSETS
Beginning of Year	168,244,635	127,420,126	81,008,696	35,302,950	42,926,309	26,496,669
End of Year	$187,421,926	$168,244,635	$73,748,731	$81,008,696	$40,012,270	$42,926,309

See Notes to Financial Statements

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year/Period Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2014	2013	2014	2013

	Small-Cap Growth		Small-Cap Index		Small-Cap Value
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment loss	($1,290,842)	($1,136,744)	($2,604,742)	($2,525,540)	($1,632,714)	($1,459,061)
Realized gain (loss) on investments	(723,461)	52,365	11,109,921	2,525,993	1,080,529	142,978
Change in net unrealized appreciation (depreciation) on investments	476,182	23,576,453	(4,466,617)	51,032,969	5,116,045	27,361,193
Net Increase (Decrease) in Net Assets Resulting from Operations	(1,538,121)	22,492,074	4,038,562	51,033,422	4,563,860	26,045,110
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	10,201,595	12,461,813	13,114,580	9,251,335	8,649,466	6,458,133
Transfers between variable and fixed accounts, net	130,112	10,172,734	(19,185,719)	12,897,174	(873,844)	8,798,473
Contract charges and deductions	(2,412,202)	(1,447,999)	(3,603,856)	(4,007,855)	(1,400,438)	(2,146,732)
Surrenders	(8,437,145)	(7,645,890)	(16,937,906)	(17,700,426)	(10,381,043)	(9,526,632)
Adjustments to net assets allocated to contracts in payout (annuitization) period	(3,986)	(7,394)	5,226	862	(192)	(330)
Other	(11,827)	7,969	(11,308)	4,279	(1,677)	22,259
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(533,453)	13,541,233	(26,618,983)	445,369	(4,007,728)	3,605,171
NET INCREASE (DECREASE) IN NET ASSETS	(2,071,574)	36,033,307	(22,580,421)	51,478,791	556,132	29,650,281
NET ASSETS
Beginning of Year	102,133,663	66,100,356	196,104,294	144,625,503	113,335,590	83,685,309
End of Year	$100,062,089	$102,133,663	$173,523,873	$196,104,294	$113,891,722	$113,335,590

	Value Advantage (1)		Health Sciences		Real Estate
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment loss	($120,161)	($11,458)	($3,202,420)	($2,352,445)	($2,607,106)	($2,270,583)
Realized gain (loss) on investments	(50,573)	(632)	(370,579)	(47,586)	767,291	1,527,288
Change in net unrealized appreciation on investments	1,372,923	234,478	46,244,237	67,079,254	45,633,249	1,123,561
Net Increase in Net Assets Resulting from Operations	1,202,189	222,388	42,671,238	64,679,223	43,793,434	380,266
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	4,303,156	1,638,932	23,877,154	12,386,799	13,375,966	9,646,136
Transfers between variable and fixed accounts, net	7,481,430	1,582,251	8,468,075	21,297,988	18,439,908	2,830,535
Contract charges and deductions	(186,171)	(111)	(2,746,391)	(2,262,441)	(2,936,944)	(3,492,412)
Surrenders	(514,713)	(10,224)	(19,649,285)	(14,678,909)	(17,204,515)	(14,429,030)
Adjustments to net assets allocated to contracts in payout (annuitization) period	-	-	1,180	18	5,092	1,725
Other	843	(207)	(557)	(5,868)	3,551	5,898
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	11,084,545	3,210,641	9,950,176	16,737,587	11,683,058	(5,437,148)
NET INCREASE (DECREASE) IN NET ASSETS	12,286,734	3,433,029	52,621,414	81,416,810	55,476,492	(5,056,882)
NET ASSETS
Beginning of Year or Period	3,433,029	-	193,698,320	112,281,510	143,014,249	148,071,131
End of Year or Period	$15,719,763	$3,433,029	$246,319,734	$193,698,320	$198,490,741	$143,014,249

(1) Operations commenced on May 8, 2013.

See Notes to Financial Statements

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2014	2013	2014	2013

	Technology		Emerging Markets		International Large-Cap
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment loss	($1,011,801)	($864,573)	($2,988,756)	($3,021,974)	($3,379,099)	($3,090,948)
Realized gain (loss) on investments	111,390	313,320	8,805,149	5,436,355	(439,901)	260,400
Change in net unrealized appreciation (depreciation) on investments	6,122,576	11,199,036	(18,697,415)	11,939,281	(12,504,571)	37,670,866
Net Increase (Decrease) in Net Assets Resulting from Operations	5,222,165	10,647,783	(12,881,022)	14,353,662	(16,323,571)	34,840,318
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	6,450,949	3,050,533	14,140,219	12,335,963	28,719,785	27,031,345
Transfers between variable and fixed accounts, net	4,724,969	5,231,168	4,373,789	(11,113,791)	15,915,077	1,393,024
Contract charges and deductions	(1,013,940)	(853,217)	(4,685,374)	(3,248,217)	(5,482,780)	(4,101,596)
Surrenders	(6,130,566)	(5,988,294)	(21,190,423)	(20,068,508)	(21,269,380)	(19,657,849)
Adjustments to net assets allocated to contracts in payout (annuitization) period	51	628	1,762	(580)	669	1,319
Other	(130)	(3,496)	(10,879)	77,662	(17,408)	51,440
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	4,031,333	1,437,322	(7,370,906)	(22,017,471)	17,865,963	4,717,683
NET INCREASE (DECREASE) IN NET ASSETS	9,253,498	12,085,105	(20,251,928)	(7,663,809)	1,542,392	39,558,001
NET ASSETS
Beginning of Year	62,092,547	50,007,442	211,779,913	219,443,722	249,879,827	210,321,826
End of Year	$71,346,045	$62,092,547	$191,527,985	$211,779,913	$251,422,219	$249,879,827

	International Small-Cap		International Value		Currency Strategies
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment loss	($596,468)	($503,305)	($2,108,693)	($2,151,944)	($38,298)	($23,534)
Realized gain (loss) on investments	38,782	222,503	2,440,342	2,543,612	(30,563)	(54,666)
Change in net unrealized appreciation (depreciation) on investments	(1,024,502)	8,267,173	(17,947,699)	26,282,775	138,527	(1,189)
Net Increase (Decrease) in Net Assets Resulting from Operations	(1,582,188)	7,986,371	(17,616,050)	26,674,443	69,666	(79,389)
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	3,897,501	2,205,868	6,412,976	6,759,638	474,280	976,559
Transfers between variable and fixed accounts, net	(319,274)	3,734,963	5,650,735	(1,617,316)	988,759	1,339,246
Contract charges and deductions	(1,214,945)	(509,046)	(4,010,875)	(3,721,658)	(24,872)	(4,904)
Surrenders	(3,588,233)	(3,428,950)	(13,280,460)	(13,392,322)	(132,965)	(106,068)
Adjustments to net assets allocated to contracts in payout (annuitization) period	(719)	28	2,484	8,647	-	-
Other	(5,680)	3,175	(39,247)	49,641	(299)	(68)
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(1,231,350)	2,006,038	(5,264,387)	(11,913,370)	1,304,903	2,204,765
NET INCREASE (DECREASE) IN NET ASSETS	(2,813,538)	9,992,409	(22,880,437)	14,761,073	1,374,569	2,125,376
NET ASSETS
Beginning of Year	40,940,494	30,948,085	155,154,489	140,393,416	2,343,934	218,558
End of Year	$38,126,956	$40,940,494	$132,274,052	$155,154,489	$3,718,503	$2,343,934

See Notes to Financial Statements

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2014	2013	2014	2013

	Global Absolute Return		Precious Metals		American Funds Asset Allocation
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment loss	($100,817)	($54,629)	($161,374)	($63,214)	($24,381,270)	($13,810,298)
Realized loss on investments	(6,298)	(103,838)	(1,476,432)	(1,983,008)	(1,471,032)	(343,799)
Change in net unrealized appreciation (depreciation) on investments	473,447	(28,480)	(667,772)	(712,434)	89,449,357	197,746,380
Net Increase (Decrease) in Net Assets Resulting from Operations	366,332	(186,947)	(2,305,578)	(2,758,656)	63,597,055	183,592,283
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	2,304,082	1,797,732	2,645,247	2,625,990	303,531,389	296,897,336
Transfers between variable and fixed accounts, net	734,646	3,873,650	3,594,975	4,401,076	240,385,184	502,987,027
Contract charges and deductions	(126,514)	(52,646)	(23,952)	(4,126)	(24,265,869)	(12,101,738)
Surrenders	(704,099)	(450,057)	(710,490)	(217,273)	(112,768,865)	(60,779,057)
Adjustments to net assets allocated to contracts in payout (annuitization) period	1,497	-	-	6	1,545	-
Other	(141)	(18)	(352)	493	(29,403)	(85,286)
Net Increase in Net Assets Derived from Contract Owner Transactions	2,209,471	5,168,661	5,505,428	6,806,166	406,853,981	726,918,282
NET INCREASE IN NET ASSETS	2,575,803	4,981,714	3,199,850	4,047,510	470,451,036	910,510,565
NET ASSETS
Beginning of Year	5,895,675	913,961	6,343,543	2,296,033	1,451,312,719	540,802,154
End of Year	$8,471,478	$5,895,675	$9,543,393	$6,343,543	$1,921,763,755	$1,451,312,719

	Pacific Dynamix - Conservative Growth		Pacific Dynamix - Moderate Growth		Pacific Dynamix - Growth
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment loss	($4,700,782)	($3,702,211)	($16,540,012)	($10,816,427)	($5,977,220)	($4,237,514)
Realized loss on investments	(109,441)	(109,467)	(830,698)	(337,645)	(510,761)	(190,363)
Change in net unrealized appreciation on investments	18,414,658	24,381,790	67,501,929	114,444,334	23,629,271	58,237,591
Net Increase in Net Assets Resulting from Operations	13,604,435	20,570,112	50,131,219	103,290,262	17,141,290	53,809,714
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	54,522,447	55,831,669	273,401,951	269,083,526	59,051,708	41,322,226
Transfers between variable and fixed accounts, net	42,181,306	26,787,028	143,814,432	143,011,061	55,929,360	68,831,224
Contract charges and deductions	(6,574,098)	(4,875,474)	(20,814,703)	(10,945,213)	(4,972,636)	(3,597,705)
Surrenders	(20,305,164)	(17,077,433)	(54,301,837)	(34,286,762)	(31,522,963)	(16,898,735)
Adjustments to net assets allocated to contracts in payout (annuitization) period	-	-	-	-	-	-
Other	(6,638)	(10,390)	(6,965)	(53,215)	(30,815)	9,206
Net Increase in Net Assets Derived from Contract Owner Transactions	69,817,853	60,655,400	342,092,878	366,809,397	78,454,654	89,666,216
NET INCREASE IN NET ASSETS	83,422,288	81,225,512	392,224,097	470,099,659	95,595,944	143,475,930
NET ASSETS
Beginning of Year	305,886,551	224,661,039	1,062,562,189	592,462,530	384,937,974	241,462,044
End of Year	$389,308,839	$305,886,551	$1,454,786,286	$1,062,562,189	$480,533,918	$384,937,974

See Notes to Financial Statements

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2014	2013	2014	2013

	Portfolio Optimization Conservative		Portfolio Optimization Moderate-Conservative		Portfolio Optimization Moderate
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment loss	($36,496,152)	($46,965,778)	($54,321,294)	($59,234,153)	($212,237,751)	($215,938,528)
Realized gain on investments	55,897,780	55,283,436	80,759,680	48,835,807	338,139,477	115,511,859
Change in net unrealized appreciation on investments	29,608,955	38,269,026	67,111,151	264,487,329	316,653,094	1,621,069,097
Net Increase in Net Assets Resulting from Operations	49,010,583	46,586,684	93,549,537	254,088,983	442,554,820	1,520,642,428
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	53,168,778	96,053,347	109,482,988	145,338,288	364,762,384	465,657,474
Transfers between variable and fixed accounts, net	(69,533,827)	(558,906,891)	(89,565,321)	(163,477,489)	(75,896,981)	326,604,819
Contract charges and deductions	(66,124,444)	(76,967,517)	(92,658,529)	(84,230,087)	(279,022,010)	(265,364,386)
Surrenders	(363,337,667)	(396,731,560)	(377,805,994)	(382,899,127)	(1,500,590,271)	(1,342,259,754)
Adjustments to net assets allocated to contracts in payout (annuitization) period	(13,420)	6,676	(88,318)	6,067	(10,949)	6,618
Other	(21,983)	(3,319)	(63,277)	(55,952)	(269,875)	(483,630)
Net Decrease in Net Assets Derived from Contract Owner Transactions	(445,862,563)	(936,549,264)	(450,698,451)	(485,318,300)	(1,491,027,702)	(815,838,859)
NET INCREASE (DECREASE) IN NET ASSETS	(396,851,980)	(889,962,580)	(357,148,914)	(231,229,317)	(1,048,472,882)	704,803,569
NET ASSETS
Beginning of Year	2,661,142,037	3,551,104,617	3,874,129,402	4,105,358,719	14,788,807,261	14,084,003,692
End of Year	$2,264,290,057	$2,661,142,037	$3,516,980,488	$3,874,129,402	$13,740,334,379	$14,788,807,261

	Portfolio Optimization Growth		Portfolio Optimization Aggressive-Growth		Invesco V.I. Balanced-Risk Allocation Series II
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment loss	($180,479,606)	($182,273,166)	($37,279,576)	($37,384,870)	($5,996,499)	($62,854)
Realized gain on investments	374,326,934	167,297,706	87,288,105	38,361,290	22,487,595	9,896,880
Change in net unrealized appreciation (depreciation) on investments	219,889,554	1,772,715,612	39,166,017	426,519,961	84,578	(11,628,906)
Net Increase (Decrease) in Net Assets Resulting from Operations	413,736,882	1,757,740,152	89,174,546	427,496,381	16,575,674	(1,794,880)
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	138,506,696	159,112,850	36,865,239	39,355,572	28,645,070	68,605,976
Transfers between variable and fixed accounts, net	(43,857,569)	62,755,011	(22,619,871)	(10,092,498)	(7,766,589)	(48,912,271)
Contract charges and deductions	(181,002,436)	(179,521,442)	(37,599,755)	(27,468,856)	(6,704,509)	(7,677,615)
Surrenders	(1,363,899,274)	(1,123,204,214)	(291,201,580)	(230,556,297)	(33,393,997)	(32,099,385)
Adjustments to net assets allocated to contracts in payout (annuitization) period	23,705	(15,992)	-	-	(119)	12
Other	(9,113)	(274,328)	(12,191)	(115,308)	(1,507)	(6,817)
Net Decrease in Net Assets Derived from Contract Owner Transactions	(1,450,237,991)	(1,081,148,115)	(314,568,158)	(228,877,387)	(19,221,651)	(20,090,100)
NET INCREASE (DECREASE) IN NET ASSETS	(1,036,501,109)	676,592,037	(225,393,612)	198,618,994	(2,645,977)	(21,884,980)
NET ASSETS
Beginning of Year	12,402,071,707	11,725,479,670	2,554,103,277	2,355,484,283	416,315,944	438,200,924
End of Year	$11,365,570,598	$12,402,071,707	$2,328,709,665	$2,554,103,277	$413,669,967	$416,315,944

See Notes to Financial Statements

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Period Ended December 31, 2014	Year Ended December 31, 2014	Period Ended December 31, 2013	Period Ended December 31, 2014

	Invesco V.I. Equity and Income Series II (1)	American Century VP Mid Cap Value Class II (2)		American Funds IS Asset Allocation Fund Class 4 (1)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$13,165	($56,445)	($6,343)	$130,411
Realized gain (loss) on investments	(52,420)	463,278	(22,231)	26,999
Change in net unrealized appreciation (depreciation) on investments	75,136	1,719,640	738,894	(13,423)
Net Increase in Net Assets Resulting from Operations	35,881	2,126,473	710,320	143,987
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	3,115,521	5,672,691	3,481,927	10,492,995
Transfers between variable and fixed accounts, net	3,163,246	17,370,342	4,367,254	2,199,164
Contract charges and deductions	(5,900)	(199,576)	(25,411)	(17,994)
Surrenders	(44,926)	(886,373)	(507,193)	(24,936)
Adjustments to net assets allocated to contracts in payout (annuitization) period	-	-	-	-
Other	(429)	(750)	(460)	(291)
Net Increase in Net Assets Derived from Contract Owner Transactions	6,227,512	21,956,334	7,316,117	12,648,938
NET INCREASE IN NET ASSETS	6,263,393	24,082,807	8,026,437	12,792,925
NET ASSETS
Beginning of Year or Period	-	8,026,437	-	-
End of Year or Period	$6,263,393	$32,109,244	$8,026,437	$12,792,925

	American Funds IS Capital Income Builder Class 4 (1)	American Funds IS Global Growth Fund Class 4 (3)		American Funds IS Growth Fund Class 4 (1)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$86,434	$60,184	$4,045	$22,885
Realized gain (loss) on investments	(3,103)	511,711	(321)	34,343
Change in net unrealized appreciation (depreciation) on investments	(350,298)	(422,666)	16,361	76,234
Net Increase (Decrease) in Net Assets Resulting from Operations	(266,967)	149,229	20,085	133,462
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	12,599,632	12,320,192	228,685	3,371,242
Transfers between variable and fixed accounts, net	5,015,947	2,424,862	474,754	464,006
Contract charges and deductions	(4,581)	(374,464)	-	(3,102)
Surrenders	(424,676)	(112,248)	(2,755)	(4,436)
Adjustments to net assets allocated to contracts in payout (annuitization) period	-	-	-	-
Other	(215)	685	(36)	(103)
Net Increase in Net Assets Derived from Contract Owner Transactions	17,186,107	14,259,027	700,648	3,827,607
NET INCREASE IN NET ASSETS	16,919,140	14,408,256	720,733	3,961,069
NET ASSETS
Beginning of Year or Period	-	720,733	-	-
End of Year or Period	$16,919,140	$15,128,989	$720,733	$3,961,069

(1) Operations commenced during 2014 (See Note 1 in Notes to Financial Statements).

(2) Operations commenced on January 3, 2013.

(3) Operations commenced on November 6, 2013.

See Notes to Financial Statements

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year/Period Ended	Period Ended	Year/Period Ended	Period Ended	Year Ended	Period Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2014	2013	2014	2013

	American Funds IS Growth-Income Fund Class 4 (1)		American Funds IS International Fund Class 4 (1)		American Funds IS International Growth and Income Fund Class 4 (2)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$68,058		$90,664		$392,447	$5,530
Realized gain (loss) on investments	27,453		(29,149)		13,737	1,539
Change in net unrealized appreciation (depreciation) on investments	68,208		(457,083)		(1,318,720)	4,862
Net Increase (Decrease) in Net Assets Resulting from Operations	163,719		(395,568)		(912,536)	11,931
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	7,021,142		7,378,554		11,468,185	399,535
Transfers between variable and fixed accounts, net	930,542		2,319,166		6,893,823	138,199
Contract charges and deductions	(4,495)		(431,120)		(15,493)	-
Surrenders	(9,172)		(78,565)		(227,130)	(185)
Adjustments to net assets allocated to contracts in payout (annuitization) period	-		-		-	-
Other	(199)		619		(2,410)	32
Net Increase in Net Assets Derived from Contract Owner Transactions	7,937,818		9,188,654		18,116,975	537,581
NET INCREASE IN NET ASSETS	8,101,537		8,793,086		17,204,439	549,512
NET ASSETS
Beginning of Year or Period	-		-		549,512	-
End of Year or Period	$8,101,537		$8,793,086		$17,753,951	$549,512

	American Funds IS Managed Risk Asset Allocation Fund Class P2 (3)		American Funds IS New World Fund Class 4 (2)		American Funds IS U.S. Government/ AAA-Rated Securities Fund Class 4 (2)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($238,192)	$25,564	$51,439	$5,271	$196,330	$2,007
Realized gain (loss) on investments	(113,277)	(32)	342,508	(135)	(172,531)	(404)
Change in net unrealized appreciation (depreciation) on investments	774,323	41,054	(1,523,653)	6,602	(44,283)	(3,780)
Net Increase (Decrease) in Net Assets Resulting from Operations	422,854	66,586	(1,129,706)	11,738	(20,484)	(2,177)
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	18,078,473	746,060	9,778,840	453,338	5,088,896	48,886
Transfers between variable and fixed accounts, net	8,887,385	2,977,575	2,414,421	131,488	17,021,736	323,067
Contract charges and deductions	(355,851)	(947)	(158,125)	-	(11,004)	-
Surrenders	(728,133)	(4,534)	(110,803)	(199)	(2,199,885)	-
Adjustments to net assets allocated to contracts in payout (annuitization) period	-	-	-	-	-	-
Other	(3,575)	(190)	(268)	(26)	1,731	(18)
Net Increase in Net Assets Derived from Contract Owner Transactions	25,878,299	3,717,964	11,924,065	584,601	19,901,474	371,935
NET INCREASE IN NET ASSETS	26,301,153	3,784,550	10,794,359	596,339	19,880,990	369,758
NET ASSETS
Beginning of Year or Period	3,784,550	-	596,339	-	369,758	-
End of Year or Period	$30,085,703	$3,784,550	$11,390,698	$596,339	$20,250,748	$369,758

(1) Operations commenced during 2014 (See Note 1 in Notes to Financial Statements).

(2) Operations commenced on November 6, 2013.

(3) Operations commenced on November 4, 2013.

See Notes to Financial Statements

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year/Period Ended December 31, 2014	Year Ended December 31, 2013	Year/Period Ended December 31, 2014	Year Ended December 31, 2013	Period Ended December 31, 2014

	BlackRock Capital Appreciation V.I. Class III		BlackRock Global Allocation V.I. Class III		BlackRock iShares Alternative Strategies V.I. Class I (1)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($308,688)	($271,333)	$19,283,479	($6,604,921)	$38,015
Realized gain (loss) on investments	6,079,334	5,493,171	199,569,791	89,202,461	(397)
Change in net unrealized appreciation (depreciation) on investments	(2,949,278)	4,168,776	(207,989,335)	164,840,146	(46,907)
Net Increase (Decrease) in Net Assets Resulting from Operations	2,821,368	9,390,614	10,863,935	247,437,686	(9,289)
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	600,931	4,075,403	194,119,781	232,559,150	2,166,647
Transfers between variable and fixed accounts, net	(1,820,963)	4,702,488	50,064,327	88,648,781	2,364,709
Contract charges and deductions	(835,705)	(589,936)	(40,657,213)	(34,450,906)	(402)
Surrenders	(1,329,301)	(897,049)	(159,636,131)	(117,766,699)	(198,657)
Adjustments to net assets allocated to contracts in payout (annuitization) period	-	-	(4,196)	12	-
Other	2,164	(1,970)	(194)	(58,219)	(639)
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(3,382,874)	7,288,936	43,886,374	168,932,119	4,331,658
NET INCREASE (DECREASE) IN NET ASSETS	(561,506)	16,679,550	54,750,309	416,369,805	4,322,369
NET ASSETS
Beginning of Year or Period	38,662,241	21,982,691	2,264,930,424	1,848,560,619	-
End of Year or Period	$38,100,735	$38,662,241	$2,319,680,733	$2,264,930,424	$4,322,369

	BlackRock iShares Dynamic Allocation V.I. Class I (1)		BlackRock iShares Dynamic Fixed Income V.I. Class I (1)		BlackRock iShares Equity Appreciation V.I. Class I (1)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$29,992		$8,267		$21,814
Realized loss on investments	(1,034)		(984)		(3,024)
Change in net unrealized depreciation on investments	(57,605)		(6,185)		(76,036)
Net Increase (Decrease) in Net Assets Resulting from Operations	(28,647)		1,098		(57,246)
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	3,806,837		2,196,115		1,965,582
Transfers between variable and fixed accounts, net	1,339,671		934,642		1,351,626
Contract charges and deductions	(6,481)		(5,534)		(6,434)
Surrenders	(21,539)		(50,251)		(22,067)
Adjustments to net assets allocated to contracts in payout (annuitization) period	-		-		-
Other	(384)		(289)		(133)
Net Increase in Net Assets Derived from Contract Owner Transactions	5,118,104		3,074,683		3,288,574
NET INCREASE IN NET ASSETS	5,089,457		3,075,781		3,231,328
NET ASSETS
Beginning of Period	-		-		-
End of Period	$5,089,457		$3,075,781		$3,231,328

(1) Operations commenced during 2014 (See Note 1 in Notes to Financial Statements).

See Notes to Financial Statements

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended December 31, 2014	Period Ended December 31, 2013	Year Ended December 31, 2014	Year Ended December 31, 2013	Period Ended December 31, 2014

	Fidelity VIP Contrafund Service Class 2 (1)		Fidelity VIP FundsManager 60% Service Class 2		Fidelity VIP Money Market Service Class (2)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($140,589)	$50,497	($23,877)	$138,547	($2,576,595)
Realized gain (loss) on investments	1,206,132	(30,398)	2,413,102	2,253,802	-
Change in net unrealized appreciation (depreciation) on investments	4,000,967	2,971,302	1,651,332	4,621,931	-
Net Increase (Decrease) in Net Assets Resulting from Operations	5,066,510	2,991,401	4,040,557	7,014,280	(2,576,595)
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	24,725,407	11,981,226	28,439,097	24,690,018	44,094,921
Transfers between variable and fixed accounts, net	16,281,411	14,167,792	28,173,037	27,394,171	350,520,997
Contract charges and deductions	(493,740)	(17,573)	(1,472,397)	(519,607)	(24,271,308)
Surrenders	(1,946,350)	(529,095)	(5,940,190)	(1,620,863)	(124,748,887)
Adjustments to net assets allocated to contracts in payout (annuitization) period	32	20	-	-	(16,095)
Other	(6,682)	(938)	5,246	(9,626)	(59,725)
Net Increase in Net Assets Derived from Contract Owner Transactions	38,560,078	25,601,432	49,204,793	49,934,093	245,519,903
NET INCREASE IN NET ASSETS	43,626,588	28,592,833	53,245,350	56,948,373	242,943,308
NET ASSETS
Beginning of Year or Period	28,592,833	-	76,394,645	19,446,272	-
End of Year or Period	$72,219,421	$28,592,833	$129,639,995	$76,394,645	$242,943,308

	Fidelity VIP Strategic Income Service Class 2 (3)		First Trust/Dow Jones Dividend & Income Allocation Class I		First Trust Multi Income Allocation Class I (2)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$382,245	$24,586	($671,787)	($248,431)	$15,106
Realized gain (loss) on investments	149,019	5,175	(76,133)	1,280,418	(3,214)
Change in net unrealized appreciation (depreciation) on investments	(680,321)	(29,126)	11,371,118	6,174,369	54,233
Net Increase (Decrease) in Net Assets Resulting from Operations	(149,057)	635	10,623,198	7,206,356	66,125
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	11,535,049	481,322	25,327,294	26,322,362	1,560,434
Transfers between variable and fixed accounts, net	6,639,136	513,415	49,918,376	39,820,370	3,176,244
Contract charges and deductions	(415,673)	-	(1,971,343)	(1,433,146)	(568)
Surrenders	(1,261,976)	(2,452)	(6,710,806)	(3,859,962)	(47,419)
Adjustments to net assets allocated to contracts in payout (annuitization) period	-	-	-	-	-
Other	(1,051)	2	(1,112)	(2,747)	(1,157)
Net Increase in Net Assets Derived from Contract Owner Transactions	16,495,485	992,287	66,562,409	60,846,877	4,687,534
NET INCREASE IN NET ASSETS	16,346,428	992,922	77,185,607	68,053,233	4,753,659
NET ASSETS
Beginning of Year or Period	992,922	-	98,458,115	30,404,882	-
End of Year or Period	$17,339,350	$992,922	$175,643,722	$98,458,115	$4,753,659

(1) Operations commenced on January 2, 2013.

(2) Operations commenced during 2014 (See Note 1 in Notes to Financial Statements).

(3) Operations commenced on November 5, 2013.

See Notes to Financial Statements

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year/Period Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2014	2013	2014	2013

	Franklin Founding Funds Allocation VIP Class 2		Franklin Founding Funds Allocation VIP Class 4		Franklin Mutual Global Discovery VIP Class 2
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$144,784	$525,263	$6,144,342	$30,366,942	$1,751,924	$974,517
Realized gain (loss) on investments	(60,339)	650,946	(1,851,188)	53,642,976	8,580,389	6,193,155
Change in net unrealized appreciation (depreciation) on investments	(9,787)	(176,324)	11,131	(15,565,169)	(5,002,787)	5,925,233
Net Increase in Net Assets Resulting from Operations	74,658	999,885	4,304,285	68,444,749	5,329,526	13,092,905
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	2,491,551	1,650,867	28,777,403	17,177,658	39,151,025	31,857,947
Transfers between variable and fixed accounts, net	1,596,176	598,230	54,262,139	93,434,661	25,205,129	31,029,633
Contract charges and deductions	(94,929)	(26,060)	(7,776,219)	(5,775,099)	(2,254,100)	(769,803)
Surrenders	(327,518)	(353,686)	(45,252,611)	(25,818,620)	(5,072,028)	(1,997,184)
Adjustments to net assets allocated to contracts in payout (annuitization) period	-	-	-	-	-	-
Other	773	(83)	11,934	(18,279)	(542)	(3,249)
Net Increase in Net Assets Derived from Contract Owner Transactions	3,666,053	1,869,268	30,022,646	79,000,321	57,029,484	60,117,344
NET INCREASE IN NET ASSETS	3,740,711	2,869,153	34,326,931	147,445,070	62,359,010	73,210,249
NET ASSETS
Beginning of Year	6,458,424	3,589,271	429,268,623	281,823,553	99,313,055	26,102,806
End of Year	$10,199,135	$6,458,424	$463,595,554	$429,268,623	$161,672,065	$99,313,055

	Franklin Rising Dividends VIP Class 2 (1)		Templeton Global Bond VIP Class 2		GE Investments Total Return Class 3
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($1,784)	($37,086)	$1,783,998	$596,180	$1,069,346	$360,895
Realized gain (loss) on investments	791,653	(74,636)	(718,754)	(273,800)	14,190,515	22,679,683
Change in net unrealized appreciation (depreciation) on investments	4,133,044	3,400,294	(1,195,768)	(389,943)	2,880,594	29,126,101
Net Increase (Decrease) in Net Assets Resulting from Operations	4,922,913	3,288,572	(130,524)	(67,563)	18,140,455	52,166,679
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	27,475,140	17,365,175	23,992,742	12,683,891	37,185,194	64,617,276
Transfers between variable and fixed accounts, net	13,766,201	19,240,238	13,542,743	17,936,564	10,576,734	49,052,563
Contract charges and deductions	(986,650)	(58,069)	(959,595)	(176,041)	(10,833,797)	(6,338,736)
Surrenders	(2,657,817)	(712,597)	(3,732,042)	(743,546)	(27,283,953)	(20,340,342)
Adjustments to net assets allocated to contracts in payout (annuitization) period	-	-	(179)	74	-	-
Other	(3,382)	(2,405)	(1,512)	(2,476)	(2,603)	(4,979)
Net Increase in Net Assets Derived from Contract Owner Transactions	37,593,492	35,832,342	32,842,157	29,698,466	9,641,575	86,985,782
NET INCREASE IN NET ASSETS	42,516,405	39,120,914	32,711,633	29,630,903	27,782,030	139,152,461
NET ASSETS
Beginning of Year or Period	39,120,914	-	32,168,476	2,537,573	486,525,393	347,372,932
End of Year or Period	$81,637,319	$39,120,914	$64,880,109	$32,168,476	$514,307,423	$486,525,393
(1) Operations commenced on January 3, 2013.

See Notes to Financial Statements

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year/Period Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2014	Year/Period Ended December 31, 2013	Year/Period Ended December 31, 2014	Year Ended December 31, 2013
	Ivy Funds VIP Asset Strategy (1)		Janus Aspen Series Balanced Service Shares (2)		Janus Aspen Series Flexible Bond Service Shares (1)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($44,101)		$971,444	$250,291	$72,853
Realized gain (loss) on investments	(6,236)		8,383,157	804,558	(4,283)
Change in net unrealized appreciation (depreciation) on investments	(271,234)		16,179,307	8,014,651	(72,142)
Net Increase (Decrease) in Net Assets Resulting from Operations	(321,571)		25,533,908	9,069,500	(3,572)
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	7,472,728		172,016,463	39,364,408	3,615,424
Transfers between variable and fixed accounts, net	3,072,599		132,088,918	211,487,512	5,775,725
Contract charges and deductions	(348)		(4,888,536)	(1,255,067)	(524)
Surrenders	(51,376)		(22,574,254)	(5,147,956)	(854,695)
Adjustments to net assets allocated to contracts in payout (annuitization) period	-		(234)	16	-
Other	(1,530)		(21,471)	(37,958)	(207)
Net Increase in Net Assets Derived from Contract Owner Transactions	10,492,073		276,620,886	244,410,955	8,535,723
NET INCREASE IN NET ASSETS	10,170,502		302,154,794	253,480,455	8,532,151
NET ASSETS
Beginning of Year or Period	-		253,480,455	-	-
End of Year or Period	$10,170,502		$555,635,249	$253,480,455	$8,532,151
	JPMorgan Insurance Trust Core Bond Class 1		JPMorgan Insurance Trust Mid Cap Value Class 1		JPMorgan Insurance Trust U.S. Equity Class 1
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$11,917	$15,582	($895)	($637)	($272)	($65)
Realized gain (loss) on investments	(78)	1,320	11,434	5,139	3,678	2,371
Change in net unrealized appreciation (depreciation) on investments	4,831	(32,126)	642	16,608	3,007	12,940
Net Increase (Decrease) in Net Assets Resulting from Operations	16,670	(15,224)	11,181	21,110	6,413	15,246
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	-	-	-	-	-	-
Transfers between variable and fixed accounts, net	87	732	(2,163)	(2,933)	1,355	(1,026)
Contract charges and deductions	(45,410)	(228)	(11,126)	(8,822)	(5,676)	(2,559)
Surrenders	(5,550)	(19,511)	(17,122)	(656)	(1,145)	(865)
Adjustments to net assets allocated to contracts in payout (annuitization) period	-	-	-	-	-	-
Other	1,431	(477)	1,683	6,694	(8)	36
Net Decrease in Net Assets Derived from Contract Owner Transactions	(49,442)	(19,484)	(28,728)	(5,717)	(5,474)	(4,414)
NET INCREASE (DECREASE) IN NET ASSETS	(32,772)	(34,708)	(17,547)	15,393	939	10,832
NET ASSETS
Beginning of Year	532,180	566,888	110,832	95,439	56,954	46,122
End of Year	$499,408	$532,180	$93,285	$110,832	$57,893	$56,954

(1) Operations commenced during 2014 (See Note 1 in Notes to Financial Statements).

(2) Operations commenced on January 8, 2013.

See Notes to Financial Statements

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended December 31, 2014	Year/Period Ended December 31, 2013	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2014	Year/Period Ended December 31, 2013
	Lord Abbett Bond Debenture Class VC (1)		Lord Abbett International Core Equity Class VC		Lord Abbett Total Return Class VC
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$1,449,285	$785,620	$206,852	$228,241	$3,001,040	$1,938,710
Realized gain on investments	780,285	225,987	1,520,770	370,923	357,853	31,892
Change in net unrealized appreciation (depreciation) on investments	(1,710,211)	(572,641)	(6,639,105)	3,408,994	5,696,968	(3,574,469)
Net Increase (Decrease) in Net Assets Resulting from Operations	519,359	438,966	(4,911,483)	4,008,158	9,055,861	(1,603,867)
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	13,314,640	6,401,066	15,199,546	11,917,374	60,056,260	50,509,674
Transfers between variable and fixed accounts, net	8,722,649	12,948,134	12,028,761	6,647,672	40,747,653	50,788,014
Contract charges and deductions	(448,589)	(11,920)	(674,084)	(267,524)	(3,163,377)	(1,552,007)
Surrenders	(2,266,216)	(752,127)	(1,091,708)	(476,261)	(6,351,792)	(2,551,435)
Adjustments to net assets allocated to contracts in payout (annuitization) period	-	-	-	-	-	-
Other	626	(714)	1,531	(1,245)	(4,209)	(1,027)
Net Increase in Net Assets Derived from Contract Owner Transactions	19,323,110	18,584,439	25,464,046	17,820,016	91,284,535	97,193,219
NET INCREASE IN NET ASSETS	19,842,469	19,023,405	20,552,563	21,828,174	100,340,396	95,589,352
NET ASSETS
Beginning of Year or Period	19,023,405	-	31,715,991	9,887,817	145,137,285	49,547,933
End of Year or Period	$38,865,874	$19,023,405	$52,268,554	$31,715,991	$245,477,681	$145,137,285
	MFS Investors Growth Stock Series - Service Class		MFS Total Return Series - Service Class		MFS Utilities Series - Service Class (1)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($211,764)	($28,424)	$771,582	$646,478	$164,726	$37,787
Realized gain (loss) on investments	2,902,475	463,151	4,780,794	(387,671)	688,369	(71,387)
Change in net unrealized appreciation on investments	2,469,855	2,630,496	7,449,633	14,811,915	863,317	467,969
Net Increase in Net Assets Resulting from Operations	5,160,566	3,065,223	13,002,009	15,070,722	1,716,412	434,369
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	20,538,213	16,730,998	40,037,830	36,005,971	10,258,310	4,409,306
Transfers between variable and fixed accounts, net	10,084,832	8,808,492	53,654,980	60,360,562	21,023,272	5,078,550
Contract charges and deductions	(622,200)	(130,156)	(4,103,762)	(1,749,255)	(277,500)	(2,676)
Surrenders	(1,025,170)	(210,698)	(12,106,016)	(5,552,263)	(2,009,630)	(148,365)
Adjustments to net assets allocated to contracts in payout (annuitization) period	-	-	-	-	-	-
Other	300	(738)	(1,783)	(12,653)	(1,439)	(1,088)
Net Increase in Net Assets Derived from Contract Owner Transactions	28,975,975	25,197,898	77,481,249	89,052,362	28,993,013	9,335,727
NET INCREASE IN NET ASSETS	34,136,541	28,263,121	90,483,258	104,123,084	30,709,425	9,770,096
NET ASSETS
Beginning of Year or Period	28,699,336	436,215	154,905,751	50,782,667	9,770,096	-
End of Year or Period	$62,835,877	$28,699,336	$245,389,009	$154,905,751	$40,479,521	$9,770,096

(1) Operations commenced on January 2, 2013.

See Notes to Financial Statements

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year/Period Ended	Year Ended	Year Ended	Year/Period Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2014	2013	2014	2013

	MFS Value		PIMCO All Asset		PIMCO CommodityRealReturn
	Series - Service Class		All Authority - Advisor Class (1)		Strategy - Advisor Class (2)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$315,406	$64,744	$87,701		($74,993)	($11,194)

Realized gain (loss) on investments	1,799,163	89,969	(11,302)		(318,943)	(146,096)

Change in net unrealized appreciation (depreciation) on investments	3,215,209	8,839,562	(266,138)		(1,206,898)	(278,598)

Net Increase (Decrease) in Net Assets Resulting from Operations	5,329,778	8,994,275	(189,739)		(1,600,834)	(435,888)

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	14,511,257	12,358,577	1,420,335		1,997,099	1,816,490

Transfers between variable and fixed accounts, net	4,958,108	5,934,497	1,444,641		1,178,913	4,134,177

Contract charges and deductions	(945,346)	(476,253)	(539)		(22,368)	(15,362)

Surrenders	(1,624,705)	(848,072)	(128,074)		(765,464)	(338,455)

Adjustments to net assets allocated to contracts in payout (annuitization) period	-	-	-		-	-

Other	1,234	(1,120)	(70)		(511)	(4,039)

Net Increase in Net Assets Derived from Contract Owner Transactions	16,900,548	16,967,629	2,736,293		2,387,669	5,592,811

NET INCREASE IN NET ASSETS	22,230,326	25,961,904	2,546,554		786,835	5,156,923

NET ASSETS

Beginning of Year or Period	45,232,638	19,270,734	-		5,156,923	-

End of Year or Period	$67,462,964	$45,232,638	$2,546,554		$5,943,758	$5,156,923

	PIMCO Global Multi-Asset
	Managed Allocation - Advisor Class		Jennison Class II		SP International Growth Class II
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$1,523,115	$4,574,096	($6,363)	($5,332)	($4,725)	($4,476)

Realized gain (loss) on investments	(10,690,406)	(5,880,851)	20,308	5,015	2,068	1,741

Change in net unrealized appreciation (depreciation) on investments	15,476,768	(25,528,044)	14,856	96,802	(19,905)	44,523

Net Increase (Decrease) in Net Assets Resulting from Operations	6,309,477	(26,834,799)	28,801	96,485	(22,562)	41,788

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	10,250,530	28,063,337	-	-	-	-

Transfers between variable and fixed accounts, net	(84,110,009)	(7,658,641)	-	-	-	-

Contract charges and deductions	(4,040,356)	(4,893,570)	(398)	(336)	(176)	(178)

Surrenders	(13,566,496)	(15,817,911)	(22,597)	(2,555)	(740)	(689)

Adjustments to net assets allocated to contracts in payout (annuitization) period	-	-	-	-	-	-

Other	(535)	907	(3)	(11)	-	69

Net Decrease in Net Assets Derived from Contract Owner Transactions	(91,466,866)	(305,878)	(22,998)	(2,902)	(916)	(798)

NET INCREASE (DECREASE) IN NET ASSETS	(85,157,389)	(27,140,677)	5,803	93,583	(23,478)	40,990

NET ASSETS

Beginning of Year	248,642,587	275,783,264	371,764	278,181	293,852	252,862

End of Year	$163,485,198	$248,642,587	$377,567	$371,764	$270,374	$293,852

(1) Operations commenced during 2014 (See Note 1 in Notes to Financial Statements).

(2) Operations commenced on January 4, 2013.

See Notes to Financial Statements

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2014	Year Ended December 31, 2013	Year/Period Ended December 31, 2014	Year Ended December 31, 2013

	SP Prudential U.S. Emerging Growth Class II		Value Class II		Schwab VIT Balanced
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment loss	($6,125)	($5,425)	($3,803)	($3,432)	($5,192)	($60,424)

Realized gain (loss) on investments	1,907	949	12,810	6,613	(14,200)	(9,663)

Change in net unrealized appreciation on investments	29,950	76,687	9,194	53,133	1,047,003	868,584

Net Increase in Net Assets Resulting from Operations	25,732	72,211	18,201	56,314	1,027,611	798,497

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	-	-	-	-	15,255,274	22,322,031

Transfers between variable and fixed accounts, net	-	-	-	(13,160)	604,358	1,038,034

Contract charges and deductions	(178)	(167)	(417)	(377)	(518,878)	(58,125)

Surrenders	(435)	(871)	(22,588)	(1,255)	(1,499,628)	(155,263)

Adjustments to net assets allocated to contracts in payout (annuitization) period	-	-	-	-	-	-

Other	(3)	(7)	(8)	(18)	(123)	(4,917)

Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(616)	(1,045)	(23,013)	(14,810)	13,841,003	23,141,760

NET INCREASE (DECREASE) IN NET ASSETS	25,116	71,166	(4,812)	41,504	14,868,614	23,940,257

NET ASSETS

Beginning of Year	352,902	281,736	232,234	190,730	25,946,596	2,006,339

End of Year	$378,018	$352,902	$227,422	$232,234	$40,815,210	$25,946,596

	Schwab VIT Balanced with Growth		Schwab VIT Growth		Schwab VIT Money Market (1)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$132,767	($172,406)	$187,876	($155,832)	($774)

Realized gain (loss) on investments	(32,391)	(15,023)	(65,429)	(13,573)	-

Change in net unrealized appreciation (depreciation) on investments	2,504,125	3,379,246	2,778,239	4,353,564	-

Net Increase (Decrease) in Net Assets Resulting from Operations	2,604,501	3,191,817	2,900,686	4,184,159	(774)

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	29,710,274	64,047,667	32,053,789	67,328,634	1,455,390

Transfers between variable and fixed accounts, net	165,731	(951,579)	784,543	1,448,309	(1,454,685)

Contract charges and deductions	(779,087)	(153,854)	(874,381)	(150,540)	-

Surrenders	(4,731,017)	(1,127,229)	(4,619,690)	(713,897)	-

Adjustments to net assets allocated to contracts in payout (annuitization) period	-	-	-	-	-

Other	(465)	(14,525)	(1,686)	(1,577)	69

Net Increase in Net Assets Derived from Contract Owner Transactions	24,365,436	61,800,480	27,342,575	67,910,929	774

NET INCREASE (DECREASE) IN NET ASSETS	26,969,937	64,992,297	30,243,261	72,095,088	-

NET ASSETS

Beginning of Year or Period	66,374,416	1,382,119	72,417,931	322,843	-

End of Year or Period	$93,344,353	$66,374,416	$102,661,192	$72,417,931	$-

(1) Operations commenced during 2014 and all units were fully redeemed or transferred prior to December 31, 2014 (See Note 1 in Notes to Financial Statements).

See Notes to Financial Statements

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Account
	Year Ended December 31, 2014	Period Ended December 31, 2013
	Van Eck VIP Global Hard Assets Class S (1)
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment loss	($94,727)	($25,625)
Realized loss on investments	(687,834)	(54,401)
Change in net unrealized appreciation (depreciation) on investments	(1,593,613)	297,894
Net Increase (Decrease) in Net Assets Resulting from Operations	(2,376,174)	217,868
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	3,382,006	1,206,287
Transfers between variable and fixed accounts, net	3,580,706	3,102,412
Contract charges and deductions	(29,833)	(4,645)
Surrenders	(1,023,491)	(205,258)
Adjustments to net assets allocated to contracts in payout (annuitization) period	-	-
Other	(776)	(194)
Net Increase in Net Assets Derived from Contract Owner Transactions	5,908,612	4,098,602
NET INCREASE IN NET ASSETS	3,532,438	4,316,470
NET ASSETS
Beginning of Year or Period	4,316,470	-
End of Year or Period	$7,848,908	$4,316,470

(1) Operations commenced on January 3, 2013.

See Notes to Financial Statements

SEPARATE ACCOUNT A

FINANCIAL HIGHLIGHTS

A summary of units outstanding, net assets, accumulation unit values (“AUV”), expense ratios, investment income ratios, and total returns for each year or period ended December 31 are presented in the table below.

	At the End of Each Year or Period
Variable Accounts For Each Year or Period			AUV (2)		Expense Ratios (3)			Total Returns (5)
	Units Outstanding (1)	Net Assets (1)	Lowest	Highest	Lowest	Highest	Investment Income Ratios (4)	Lowest	Highest
Diversified Bond
2014	7,867,385	$97,938,856	$10.14	$14.30	0.40%	2.00%	0.00%	5.56%	7.27%
2013	5,953,785	71,664,212	9.59	13.34	0.40%	2.00%	0.00%	(3.11%)	(1.54%)
2012	6,534,368	81,511,932	10.68	13.54	0.40%	2.00%	2.92%	6.22%	7.93%
2011	6,847,934	80,311,071	10.03	12.55	0.40%	2.00%	4.08%	3.85%	5.52%
2010	244,750,519	2,747,532,095	10.58	11.89	0.40%	2.00%	3.17%	5.91%	7.61%
Floating Rate Income
2014	2,870,210	$28,792,880	$9.93	$10.20	0.40%	2.00%	0.00%	(1.58%)	0.01%
05/02/2013 - 12/31/2013	1,578,956	15,991,878	10.09	10.20	0.40%	2.00%	0.00%	1.89%	1.89%
Floating Rate Loan
2014	11,640,525	$113,905,372	$9.27	$11.90	0.40%	2.00%	0.00%	(1.16%)	0.44%
2013	12,573,990	122,977,580	9.38	11.89	0.40%	2.00%	0.00%	2.46%	4.11%
2012	7,277,772	68,728,448	9.15	11.46	0.40%	2.00%	5.08%	5.95%	7.67%
2011	7,502,688	66,370,711	8.64	10.32	0.40%	2.00%	10.89%	0.48%	2.10%
2010	110,821,639	971,109,983	8.60	10.50	0.40%	2.00%	4.76%	5.15%	6.85%
High Yield Bond
2014	12,538,751	$218,117,779	$9.97	$22.49	0.40%	2.00%	0.00%	(1.61%)	(0.03%)
2013	13,354,751	247,759,040	10.12	22.72	0.40%	2.00%	0.00%	5.12%	6.82%
2012	13,864,713	255,048,623	11.05	21.48	0.40%	2.00%	6.62%	13.01%	14.84%
2011	13,036,324	214,964,626	9.71	18.90	0.40%	2.00%	8.81%	1.37%	3.00%
2010	62,500,624	997,803,379	11.12	18.53	0.40%	2.00%	7.74%	12.26%	14.07%
Inflation Managed
2014	16,408,857	$288,136,780	$9.01	$22.91	0.40%	2.00%	0.00%	1.07%	2.70%
2013	18,700,934	331,929,604	8.90	22.53	0.40%	2.00%	0.00%	(10.72%)	(9.28%)
2012	22,935,187	466,676,425	10.81	25.08	0.40%	2.00%	2.33%	7.69%	9.43%
2011	23,093,219	446,497,609	10.02	23.15	0.40%	2.00%	2.65%	9.64%	11.41%
2010	239,677,117	4,108,322,933	10.59	20.99	0.40%	2.00%	2.01%	6.62%	8.34%
Inflation Strategy
2014	1,846,716	$18,164,176	$8.93	$10.41	0.40%	2.00%	0.00%	0.30%	1.92%
2013	1,732,071	17,061,445	8.90	10.22	0.40%	2.00%	0.00%	(11.26%)	(9.83%)
2012	1,831,788	20,344,675	10.39	11.33	0.40%	2.00%	0.47%	3.42%	5.09%
05/03/2011 - 12/31/2011	1,394,249	14,911,072	10.08	10.78	0.40%	2.00%	8.05%	6.85%	6.85%
Managed Bond
2014	27,274,650	$507,099,017	$9.74	$24.84	0.40%	2.00%	0.00%	2.36%	4.02%
2013	29,675,668	561,031,229	9.50	24.12	0.40%	2.00%	0.00%	(4.14%)	(2.60%)
2012	33,365,816	678,430,434	10.85	25.01	0.40%	2.00%	5.09%	8.52%	10.28%
2011	33,234,677	640,897,749	9.97	22.91	0.40%	2.00%	2.00%	1.79%	3.43%
2010	283,102,115	5,159,548,706	10.64	22.37	0.40%	2.00%	3.69%	6.80%	8.53%
Short Duration Bond
2014	27,852,528	$288,412,711	$9.77	$12.10	0.40%	2.00%	0.00%	(1.32%)	0.27%
2013	21,720,887	227,410,380	9.88	12.07	0.40%	2.00%	0.00%	(1.59%)	0.00%
2012	14,984,700	160,412,114	10.07	12.07	0.40%	2.00%	0.85%	1.14%	2.78%
2011	12,870,070	136,559,740	9.93	11.75	0.40%	2.00%	1.46%	(1.12%)	0.47%
2010	135,177,217	1,443,392,122	10.15	11.69	0.40%	2.00%	1.53%	1.36%	2.99%
Emerging Markets Debt
2014	1,292,439	$12,220,073	$8.66	$9.85	0.40%	2.00%	0.00%	(5.73%)	(4.21%)
2013	1,194,460	11,993,623	9.16	10.28	0.40%	2.00%	0.00%	(8.29%)	(6.81%)
05/03/2012 - 12/31/2012	581,634	6,373,949	10.91	11.03	0.40%	2.00%	9.39%	9.11%	9.11%
American Funds Growth
2014	13,284,597	$211,218,525	$12.53	$20.38	0.40%	2.00%	0.00%	6.08%	7.79%
2013	11,519,641	179,720,589	11.79	18.90	0.40%	2.00%	0.00%	27.07%	29.11%
2012	11,133,308	139,925,751	9.75	14.64	0.40%	2.00%	0.17%	15.12%	16.98%
2011	12,321,026	135,059,227	8.47	12.52	0.40%	2.00%	0.06%	(6.54%)	(5.04%)
2010 (6)	73,532,931	870,517,645	9.05	13.18	0.40%	2.00%	0.00%	15.92%	17.79%
American Funds Growth-Income
2014	14,932,220	$234,229,670	$12.88	$19.16	0.40%	2.00%	0.00%	8.15%	9.90%
2013	13,263,924	197,464,056	11.89	17.44	0.40%	2.00%	0.00%	30.36%	32.46%
2012	12,698,791	147,138,623	9.70	13.16	0.40%	2.00%	1.10%	14.74%	16.60%
2011	13,767,190	139,102,042	8.43	11.29	0.40%	2.00%	0.21%	(4.17%)	(2.63%)
2010 (6)	119,156,515	1,253,641,181	8.74	11.59	0.40%	2.00%	0.00%	8.83%	10.58%
Comstock
2014	11,966,564	$196,340,110	$12.73	$19.88	0.40%	2.00%	0.00%	7.00%	8.72%
2013	11,447,823	174,677,910	11.87	18.29	0.40%	2.00%	0.00%	32.90%	35.04%
2012	8,421,136	96,240,436	9.55	13.54	0.40%	2.00%	2.04%	16.19%	18.07%
2011	7,988,470	78,081,396	8.17	11.47	0.40%	2.00%	0.80%	(4.04%)	(2.50%)
2010	201,103,610	2,023,341,434	8.45	11.76	0.40%	2.00%	1.25%	13.14%	14.96%
Dividend Growth
2014	14,320,749	$233,418,326	$12.71	$19.06	0.40%	2.00%	0.00%	9.88%	11.66%
2013	12,485,340	187,266,400	11.54	17.07	0.40%	2.00%	0.00%	27.54%	29.59%
2012	10,366,905	123,524,523	9.70	13.17	0.40%	2.00%	1.68%	12.28%	14.09%
2011	10,330,798	110,860,048	8.58	11.54	0.40%	2.00%	0.75%	1.23%	2.86%
2010	92,696,876	969,624,329	8.42	11.22	0.40%	2.00%	1.13%	8.58%	10.33%

See Notes to Financial Statements	See explanation of references on page H-40

SEPARATE ACCOUNT A

FINANCIAL HIGHLIGHTS (Continued)

	At the End of Each Year
Variable Accounts For Each Year			AUV (2)		Expense Ratios (3)			Total Returns (5)
	Units Outstanding (1)	Net Assets (1)	Lowest	Highest	Lowest	Highest	Investment Income Ratios (4)	Lowest	Highest
Equity Index
2014	20,476,046	$426,919,302	$13.00	$34.30	0.40%	2.00%	0.00%	11.14%	12.93%
2013	15,346,208	325,696,639	11.68	30.67	0.40%	2.00%	0.00%	29.31%	31.39%
2012	12,858,272	234,850,039	10.15	23.58	0.40%	2.00%	2.38%	13.47%	15.31%
2011	12,410,971	210,702,907	8.93	20.66	0.40%	2.00%	0.63%	(0.19%)	1.42%
2010	135,510,918	1,880,023,901	8.89	20.57	0.40%	2.00%	1.64%	12.54%	14.35%
Focused Growth
2014	4,698,502	$88,243,974	$11.92	$31.11	0.40%	2.00%	0.00%	7.90%	9.64%
2013	4,944,510	87,944,691	11.04	28.37	0.40%	2.00%	0.00%	30.87%	32.98%
2012	5,713,379	78,708,749	8.43	21.34	0.40%	2.00%	0.00%	20.76%	22.71%
2011	5,618,330	63,410,296	6.98	17.39	0.40%	2.00%	0.00%	(11.48%)	(10.06%)
2010	7,203,158	90,989,144	7.88	19.33	0.40%	2.00%	0.00%	8.16%	9.91%
Growth
2014	7,115,425	$206,430,326	$13.24	$36.38	0.40%	2.00%	0.00%	6.72%	8.44%
2013	7,785,827	216,345,098	12.38	33.88	0.40%	2.00%	0.00%	31.55%	33.67%
2012	8,474,420	182,581,410	9.58	25.60	0.40%	2.00%	0.87%	15.89%	17.76%
2011	9,588,540	179,016,855	8.26	21.96	0.40%	2.00%	0.30%	(7.92%)	(6.43%)
2010	85,904,142	1,272,963,808	8.97	23.71	0.40%	2.00%	1.10%	9.04%	10.80%
Large-Cap Growth
2014	9,721,265	$119,819,928	$10.58	$19.64	0.40%	2.00%	0.00%	6.28%	8.00%
2013	10,447,687	118,896,374	9.93	18.25	0.40%	2.00%	0.00%	34.76%	36.93%
2012	11,735,275	97,168,219	7.35	13.38	0.40%	2.00%	0.00%	15.89%	17.76%
2011	11,954,043	83,920,470	6.33	11.40	0.40%	2.00%	0.00%	(0.93%)	0.67%
2010	176,154,292	1,275,264,757	6.37	11.36	0.40%	2.00%	0.00%	12.26%	14.07%
Large-Cap Value
2014	11,691,612	$224,546,335	$12.80	$22.38	0.40%	2.00%	0.00%	9.29%	11.06%
2013	13,007,529	232,345,834	11.69	20.35	0.40%	2.00%	0.00%	29.64%	31.73%
2012	13,357,942	186,371,553	10.01	15.60	0.40%	2.00%	1.90%	14.09%	15.94%
2011	15,084,202	185,630,156	8.72	13.59	0.40%	2.00%	1.00%	2.65%	4.30%
2010	246,305,168	2,790,926,403	8.44	13.16	0.40%	2.00%	1.50%	6.92%	8.65%
Long/Short Large-Cap
2014	2,777,840	$42,599,634	$13.53	$19.12	0.40%	2.00%	0.00%	13.24%	15.06%
2013	2,048,217	27,702,491	11.94	16.67	0.40%	2.00%	0.00%	32.45%	34.59%
2012	1,795,215	18,303,043	9.81	12.29	0.40%	2.00%	0.93%	15.74%	17.62%
2011	1,563,520	13,670,575	8.47	10.58	0.40%	2.00%	0.23%	(4.48%)	(1.85%)
2010	163,658,373	1,484,842,429	8.87	10.97	0.40%	2.00%	0.83%	10.00%	11.78%
Main Street Core
2014	13,482,903	$298,795,934	$13.02	$27.88	0.40%	2.00%	0.00%	8.62%	10.37%
2013	13,660,686	290,364,313	11.97	25.51	0.40%	2.00%	0.00%	29.16%	31.24%
2012	15,038,579	251,729,596	10.19	19.63	0.40%	2.00%	1.00%	14.70%	16.55%
2011	16,681,452	245,704,873	8.83	17.01	0.40%	2.00%	0.46%	(1.51%)	0.08%
2010	89,261,364	1,140,177,636	8.91	17.17	0.40%	2.00%	0.85%	13.84%	15.68%
Mid-Cap Equity
2014	7,570,388	$186,790,080	$12.46	$30.55	0.40%	2.00%	0.00%	2.16%	3.81%
2013	8,152,360	202,234,165	12.17	29.72	0.40%	2.00%	0.00%	33.52%	35.67%
2012	9,046,438	171,047,373	9.21	22.13	0.40%	2.00%	0.65%	5.22%	6.92%
2011	10,287,844	187,047,734	8.71	20.90	0.40%	2.00%	0.19%	(7.27%)	(5.77%)
2010	100,438,398	1,763,411,071	9.37	22.41	0.40%	2.00%	0.96%	21.05%	23.00%
Mid-Cap Growth
2014	12,436,715	$187,421,926	$11.85	$18.90	0.40%	2.00%	0.00%	6.35%	8.06%
2013	11,877,388	168,244,635	11.11	17.73	0.40%	2.00%	0.00%	30.45%	32.56%
2012	11,808,972	127,420,126	8.51	13.55	0.40%	2.00%	0.39%	5.36%	7.06%
2011	14,147,172	143,890,622	8.04	12.83	0.40%	2.00%	0.00%	(9.63%)	(8.18%)
2010	102,176,584	1,166,351,437	9.91	14.17	0.40%	2.00%	0.18%	30.68%	32.78%
Mid-Cap Value
2014	3,863,801	$73,748,731	$12.32	$24.15	0.40%	2.00%	0.00%	4.39%	6.07%
2013	4,034,424	81,008,696	11.78	22.76	0.40%	2.00%	0.00%	31.25%	33.36%
2012	2,197,155	35,302,950	9.63	17.07	0.40%	2.00%	1.22%	12.21%	14.03%
2011	1,877,262	27,075,594	8.53	14.97	0.40%	2.00%	5.30%	(7.55%)	(6.06%)
2010	69,489,398	1,086,756,677	11.64	15.94	0.40%	2.00%	1.04%	18.80%	20.72%
Small-Cap Equity
2014	2,143,342	$40,012,270	$12.46	$24.90	0.40%	2.00%	0.00%	(0.30%)	1.31%
2013	2,166,994	42,926,309	12.48	24.58	0.40%	2.00%	0.00%	32.77%	34.91%
2012	1,730,809	26,496,669	10.22	18.22	0.40%	2.00%	1.55%	13.63%	15.46%
2011	1,746,622	23,999,441	8.91	15.78	0.40%	2.00%	0.32%	(5.29%)	(3.76%)
2010	68,546,291	1,005,017,128	10.98	16.40	0.40%	2.00%	0.76%	17.73%	19.63%
Small-Cap Growth
2014	6,271,917	$100,062,089	$12.10	$18.90	0.40%	2.00%	0.00%	(1.62%)	(0.03%)
2013	6,164,941	102,133,663	12.28	19.14	0.40%	2.00%	0.00%	31.22%	33.33%
2012	5,113,449	66,100,356	9.44	14.54	0.40%	2.00%	0.08%	10.63%	12.42%
2011	5,605,810	66,408,786	9.33	13.10	0.40%	2.00%	0.00%	(5.01%)	(3.48%)
2010	46,035,543	575,863,126	10.53	13.74	0.40%	2.00%	0.00%	23.52%	25.51%

See Notes to Financial Statements	See explanation of references on page H-40

SEPARATE ACCOUNT A

FINANCIAL HIGHLIGHTS (Continued)

	At the End of Each Year or Period
Variable Accounts For Each Year or Period			AUV (2)		Expense Ratios (3)			Total Returns (5)
	Units Outstanding (1)	Net Assets (1)	Lowest	Highest	Lowest	Highest	Investment Income Ratios (4)	Lowest	Highest
Small-Cap Index
2014	7,980,617	$173,523,873	$12.84	$25.84	0.40%	2.00%	0.00%	2.32%	3.97%
2013	8,845,127	196,104,294	12.52	25.09	0.40%	2.00%	0.00%	35.54%	37.72%
2012	8,539,174	144,625,503	9.90	18.40	0.40%	2.00%	1.04%	13.83%	15.67%
2011	8,971,623	135,706,519	8.65	16.07	0.40%	2.00%	0.49%	(6.40%)	(4.89%)
2010	14,120,834	228,045,361	9.54	17.07	0.40%	2.00%	0.84%	23.92%	25.92%
Small-Cap Value
2014	4,468,595	$113,891,722	$12.43	$38.50	0.40%	2.00%	0.00%	3.55%	5.22%
2013	4,318,808	113,335,590	11.98	36.59	0.40%	2.00%	0.00%	29.87%	31.96%
2012	3,962,995	83,685,309	10.12	27.73	0.40%	2.00%	1.90%	8.89%	10.65%
2011	4,627,316	92,539,493	9.21	25.06	0.40%	2.00%	0.79%	0.28%	1.90%
2010	25,649,871	507,065,496	10.64	24.59	0.40%	2.00%	1.92%	22.86%	24.84%
Value Advantage
2014	1,205,836	$15,719,763	$12.90	$13.24	0.40%	2.00%	0.00%	11.88%	13.69%
05/08/2013 - 12/31/2013	296,624	3,433,029	11.53	11.65	0.40%	2.00%	0.00%	13.62%	13.62%
Health Sciences
2014	7,782,064	$246,319,734	$15.50	$44.56	0.40%	2.00%	0.00%	22.07%	24.04%
2013	6,841,747	193,698,320	12.67	35.92	0.40%	2.00%	0.00%	53.39%	55.87%
2012	5,762,141	112,281,510	11.67	23.11	0.40%	2.00%	0.00%	23.19%	25.18%
2011	5,788,491	92,745,700	9.42	18.69	0.40%	2.00%	0.00%	9.73%	11.49%
2010	5,376,947	78,236,057	11.48	16.98	0.40%	2.00%	0.00%	20.90%	22.85%
Real Estate
2014	7,643,739	$198,490,741	$11.53	$49.87	0.40%	2.00%	0.00%	28.01%	30.07%
2013	6,360,107	143,014,249	8.99	38.72	0.40%	2.00%	0.00%	(0.30%)	1.31%
2012	6,057,746	148,071,131	9.02	38.61	0.40%	2.00%	1.15%	13.90%	15.74%
2011	5,846,474	136,474,877	7.87	33.69	0.40%	2.00%	0.00%	4.03%	5.70%
2010	22,894,995	500,338,026	7.52	32.20	0.40%	2.00%	1.32%	27.96%	30.02%
Technology
2014	6,834,234	$71,346,045	$7.38	$15.22	0.40%	2.00%	0.00%	7.68%	9.41%
2013	6,620,742	62,092,547	6.83	14.10	0.40%	2.00%	0.00%	20.07%	22.01%
2012	6,634,407	50,007,442	5.68	11.71	0.40%	2.00%	0.00%	5.01%	6.71%
2011	7,694,282	54,736,820	5.39	11.13	0.40%	2.00%	0.00%	(6.78%)	(5.28%)
2010	9,238,869	68,102,727	5.77	11.91	0.40%	2.00%	0.00%	19.10%	21.02%
Emerging Markets
2014	7,960,255	$191,527,985	$9.47	$59.48	0.40%	2.00%	0.00%	(6.88%)	(5.37%)
2013	7,556,620	211,779,913	10.13	62.86	0.40%	2.00%	0.00%	6.59%	8.31%
2012	7,611,083	219,443,722	9.50	58.04	0.40%	2.00%	0.73%	19.11%	21.04%
2011	7,631,099	190,066,090	7.94	47.95	0.40%	2.00%	1.50%	(19.59%)	(18.29%)
2010	47,305,934	1,523,339,567	11.76	58.68	0.40%	2.00%	1.09%	24.51%	26.51%
International Large-Cap
2014	19,136,509	$251,422,219	$10.39	$20.82	0.40%	2.00%	0.00%	(6.90%)	(5.40%)
2013	17,765,197	249,879,827	11.14	22.01	0.40%	2.00%	0.00%	16.08%	17.95%
2012	17,353,155	210,321,826	9.63	18.66	0.40%	2.00%	1.61%	20.10%	22.04%
2011	17,403,930	174,918,369	8.01	15.29	0.40%	2.00%	1.51%	(11.89%)	(10.48%)
2010	186,192,779	2,161,107,931	9.09	17.08	0.40%	2.00%	1.08%	8.19%	9.94%
International Small-Cap
2014	3,581,772	$38,126,956	$9.93	$15.26	0.40%	2.00%	0.00%	(4.35%)	(2.81%)
2013	3,716,757	40,940,494	10.38	15.76	0.40%	2.00%	0.00%	25.55%	27.58%
2012	3,560,662	30,948,085	8.26	12.39	0.40%	2.00%	2.64%	17.07%	18.96%
2011	3,452,612	25,521,024	7.06	10.45	0.40%	2.00%	4.37%	(14.00%)	(12.62%)
2010	108,088,460	918,764,096	8.20	12.01	0.40%	2.00%	2.59%	22.39%	24.36%
International Value
2014	11,972,895	$132,274,052	$6.90	$12.94	0.40%	2.00%	0.00%	(12.32%)	(10.90%)
2013	12,295,784	155,154,489	7.86	14.66	0.40%	2.00%	0.00%	19.27%	21.20%
2012	13,172,629	140,393,416	6.59	12.22	0.40%	2.00%	3.32%	15.48%	17.35%
2011	14,084,023	131,002,687	5.70	10.52	0.40%	2.00%	3.69%	(14.63%)	(13.25%)
2010	135,322,299	1,388,808,120	6.67	12.25	0.40%	2.00%	2.52%	0.56%	2.18%
Currency Strategies
2014	362,954	$3,718,503	$10.08	$10.52	0.40%	2.00%	0.00%	1.48%	3.12%
2013	233,463	2,343,934	9.92	10.20	0.40%	2.00%	0.00%	1.67%	2.54%
10/04/2012 - 12/31/2012	22,190	218,558	9.84	9.86	1.15%	2.00%	0.00%	(2.04%)	(2.04%)
Global Absolute Return
2014	839,425	$8,471,478	$9.90	$10.37	0.40%	2.00%	0.00%	3.93%	5.61%
2013	609,758	5,895,675	9.52	9.82	0.40%	2.00%	0.00%	(2.87%)	(1.55%)
10/02/2012 - 12/31/2012	91,863	913,961	9.94	9.97	0.40%	1.75%	0.00%	(0.63%)	(0.62%)
Precious Metals
2014	2,127,251	$9,543,393	$3.86	$6.89	0.40%	2.00%	0.00%	(9.81%)	(8.35%)
2013	1,372,870	6,343,543	4.28	7.57	0.40%	2.00%	0.00%	(49.85%)	(49.04%)
10/02/2012 - 12/31/2012	268,707	2,296,033	8.53	8.57	0.40%	2.00%	0.00%	(14.06%)	(14.06%)

See Notes to Financial Statements	See explanation of references on page H-40

SEPARATE ACCOUNT A

FINANCIAL HIGHLIGHTS (Continued)

	At the End of Each Year or Period
Variable Accounts For Each Year or Period			AUV (2)		Expense Ratios (3)			Total Returns (5)
	Units Outstanding (1)	Net Assets (1)	Lowest	Highest	Lowest	Highest	Investment Income Ratios (4)	Lowest	Highest
American Funds Asset Allocation
2014	114,445,935	$1,921,763,755	$11.52	$21.50	0.40%	2.00%	0.00%	3.06%	4.72%
2013	82,587,111	1,451,312,719	11.15	20.53	0.40%	2.00%	0.00%	20.84%	22.79%
2012	34,171,699	540,802,154	10.59	16.72	0.40%	2.00%	2.24%	13.42%	15.25%
2011	18,822,413	264,409,793	9.32	14.51	0.40%	2.00%	3.26%	(1.07%)	0.52%
2010	15,364,389	217,301,104	14.00	14.43	0.40%	2.00%	0.00%	9.82%	11.59%
Pacific Dynamix - Conservative Growth
2014	28,547,036	$389,308,839	$10.69	$16.01	0.40%	2.00%	0.00%	3.41%	5.08%
2013	22,210,972	305,886,551	10.32	15.23	0.40%	2.00%	0.00%	7.22%	8.95%
2012	16,965,373	224,661,039	10.48	13.98	0.40%	2.00%	1.79%	7.25%	8.98%
2011	10,215,392	127,014,082	9.75	12.83	0.40%	2.00%	2.85%	0.88%	2.51%
2010	9,640,082	118,454,682	10.76	12.52	0.40%	2.00%	3.65%	8.10%	9.84%
Pacific Dynamix - Moderate Growth
2014	101,334,168	$1,454,786,286	$11.08	$17.82	0.40%	2.00%	0.00%	3.44%	5.11%
2013	72,116,068	1,062,562,189	10.69	16.96	0.40%	2.00%	0.00%	12.67%	14.49%
2012	42,534,997	592,462,530	10.30	14.81	0.40%	2.00%	1.97%	9.52%	11.29%
2011	21,119,209	270,584,406	9.37	13.31	0.40%	2.00%	3.00%	(1.51%)	0.08%
2010	10,922,838	142,633,746	10.91	13.30	0.40%	2.00%	2.32%	9.71%	11.48%
Pacific Dynamix - Growth
2014	29,236,740	$480,533,918	$11.49	$19.71	0.40%	2.00%	0.00%	3.34%	5.01%
2013	22,985,415	384,937,974	11.10	18.77	0.40%	2.00%	0.00%	18.59%	20.50%
2012	16,424,101	241,462,044	10.15	15.57	0.40%	2.00%	1.50%	11.50%	13.31%
2011	12,686,000	167,498,329	9.05	13.74	0.40%	2.00%	2.17%	(3.79%)	(2.24%)
2010	6,693,666	92,443,090	11.09	14.06	0.40%	2.00%	1.67%	11.57%	13.37%
Portfolio Optimization Conservative
2014	205,287,616	$2,264,290,057	$10.04	$11.50	0.40%	2.00%	0.00%	1.34%	2.98%
2013	245,462,519	2,661,142,037	9.89	11.17	0.40%	2.00%	0.00%	1.00%	2.62%
2012	332,413,947	3,551,104,617	10.60	11.01	0.40%	2.00%	2.56%	7.93%	9.67%
05/02/2011 - 12/31/2011	341,261,459	3,360,565,762	9.82	10.16	0.40%	2.00%	1.74%	(1.60%)	(1.28%)
Portfolio Optimization Moderate-Conservative
2014	305,930,571	$3,516,980,488	$10.51	$12.22	0.40%	2.00%	0.00%	1.97%	3.62%
2013	345,001,217	3,874,129,402	10.28	11.94	0.40%	2.00%	0.00%	6.02%	7.73%
2012	389,474,277	4,105,358,719	10.45	11.22	0.40%	2.00%	2.31%	9.44%	11.21%
05/02/2011 - 12/31/2011	393,511,164	3,769,605,283	9.55	10.21	0.40%	2.00%	1.45%	(4.30%)	(3.99%)
Portfolio Optimization Moderate
2014	1,159,837,591	$13,740,334,379	$10.87	$13.05	0.40%	2.00%	0.00%	2.55%	4.20%
2013	1,285,525,918	14,788,807,261	10.58	12.67	0.40%	2.00%	0.00%	10.51%	12.29%
2012	1,359,555,278	14,084,003,692	10.27	11.42	0.40%	2.00%	2.00%	10.70%	12.49%
05/02/2011 - 12/31/2011	1,439,820,012	13,399,831,502	9.28	10.28	0.40%	2.00%	1.30%	(7.15%)	(6.72%)
Portfolio Optimization Growth
2014	933,704,292	$11,365,570,598	$11.26	$13.89	0.40%	2.00%	0.00%	3.00%	4.67%
2013	1,054,534,340	12,402,071,707	10.92	13.43	0.40%	2.00%	0.00%	15.14%	16.99%
2012	1,153,549,501	11,725,479,670	10.08	11.62	0.40%	2.00%	1.67%	11.76%	13.56%
05/02/2011 - 12/31/2011	1,292,977,838	11,700,409,383	9.02	10.36	0.40%	2.00%	1.01%	(9.59%)	(9.44%)
Portfolio Optimization Aggressive-Growth
2014	189,654,485	$2,328,709,665	$11.53	$14.56	0.40%	2.00%	0.00%	3.20%	4.87%
2013	215,616,870	2,554,103,277	11.16	14.05	0.40%	2.00%	0.00%	18.47%	20.38%
2012	236,708,662	2,355,484,283	9.87	11.81	0.40%	2.00%	1.36%	12.88%	14.71%
05/03/2011 - 12/31/2011	272,597,493	2,391,342,654	8.74	10.42	0.40%	2.00%	0.85%	(11.81%)	(11.67%)
Invesco V.I Balanced-Risk Allocation Series II
2014	26,922,812	$413,669,967	$10.18	$17.89	0.40%	2.00%	0.00%	3.62%	5.29%
2013	27,094,830	416,315,944	9.80	16.99	0.40%	2.00%	1.46%	(0.59%)	1.01%
2012	27,480,299	438,200,924	10.79	16.82	0.40%	2.00%	0.89%	8.44%	10.20%
2011	15,070,053	222,105,206	9.93	15.27	0.40%	2.00%	0.27%	8.43%	10.17%
2010	5,239,538	71,053,499	10.73	13.86	0.40%	2.00%	0.21%	7.16%	8.88%
Invesco V.I Equity and Income Series II (7)
05/06/2014 - 12/31/2014	596,467	$6,263,393	$10.17	$10.60	0.40%	2.00%	2.19%	6.17%	6.17%
American Century VP Mid Cap Value Class II
2014	2,279,288	$32,109,244	$13.12	$14.68	0.40%	2.00%	1.03%	13.94%	15.77%
01/03/2013 - 12/31/2013	652,946	8,026,437	11.49	12.68	0.40%	2.00%	1.25%	24.89%	25.44%
American Funds IS Asset Allocation Fund Class 4 (7)
05/13/2014 - 12/31/2014	1,234,348	$12,792,925	$10.35	$10.37	0.75%	0.95%	5.04%	3.28%	3.28%
American Funds IS Capital Income Builder Class 4 (7)
05/01/2014 - 12/31/2014	1,708,931	$16,919,140	$9.85	$9.95	0.40%	1.95%	2.89%	(1.31%)	(1.31%)
American Funds IS Global Growth Fund Class 4
2014	1,424,224	$15,128,989	$10.29	$10.78	0.40%	2.00%	2.03%	0.04%	1.61%
11/06/2013 - 12/31/2013	68,070	720,733	10.58	10.61	0.40%	1.95%	See Note (8)	5.60%	5.64%
American Funds IS Growth Fund Class 4 (7)
05/13/2014 - 12/31/2014	366,639	$3,961,069	$10.75	$10.81	0.75%	1.50%	2.65%	7.55%	7.55%

See Notes to Financial Statements	See explanation of references on page H-40

SEPARATE ACCOUNT A

FINANCIAL HIGHLIGHTS (Continued)

	At the End of Each Year or Period
Variable Accounts For Each Year or Period			AUV (2)		Expense Ratios (3)			Total Returns (5)
	Units Outstanding	Net Assets	Lowest	Highest	Lowest	Highest	Investment Income Ratios (4)	Lowest	Highest
American Funds IS Growth-Income Fund Class 4 (7)
05/19/2014 - 12/31/2014	750,221	$8,101,537	$10.75	$10.80	0.75%	1.50%	4.10%	7.24%	7.24%
American Funds IS International Fund Class 4 (7)
05/13/2014 - 12/31/2014	918,721	$8,793,086	$9.53	$9.62	0.40%	1.85%	4.02%	(4.83%)	(4.83%)
American Funds IS International Growth and Income Fund Class 4
2014	1,827,170	$17,753,951	$9.27	$9.89	0.40%	2.00%	6.02%	(5.16%)	(3.78%)
11/06/2013 - 12/31/2013	53,555	549,512	10.25	10.28	0.40%	1.85%	See Note (8)	2.55%	2.58%
American Funds IS Managed Risk Asset Allocation Fund Class P2
2014	2,881,336	$30,085,703	$10.37	$10.56	0.40%	1.95%	0.09%	1.02%	2.50%
11/04/2013 - 12/31/2013	367,816	3,784,550	10.28	10.31	0.40%	1.85%	See Note (8)	2.69%	2.69%
American Funds IS New World Fund Class 4
2014	1,235,726	$11,390,698	$9.14	$9.31	0.40%	2.00%	2.09%	(9.95%)	(8.50%)
11/06/2013 - 12/31/2013	58,679	596,339	10.15	10.18	0.40%	2.00%	See Note (8)	1.86%	1.93%
American Funds IS U.S. Government/AAA-Rated Securities Fund Class 4
2014	1,987,612	$20,250,748	$10.11	$10.30	0.40%	2.00%	3.74%	3.04%	4.34%
11/06/2013 - 12/31/2013	37,514	369,758	9.85	9.87	0.40%	1.65%	See Note (8)	(1.32%)	(1.32%)
BlackRock Capital Appreciation V.I. Class III
2014	2,388,125	$38,100,735	$13.78	$17.93	0.75%	1.50%	0.00%	6.94%	7.74%
2013(6)	2,608,790	38,662,241	12.89	16.64	0.75%	1.50%	0.00%	31.41%	32.40%
2012	1,960,006	21,982,691	9.81	12.57	0.75%	1.50%	1.27%	11.87%	12.72%
2011	440,496	4,427,124	8.77	11.15	0.75%	1.50%	0.60%	(9.93%)	(9.75%)
06/14/2010 - 12/31/2010	37,719	465,927	12.34	12.36	0.75%	0.95%	0.57%	20.48%	20.48%
BlackRock Global Allocation V.I. Class III
2014	197,530,673	$2,319,680,733	$10.68	$12.92	0.40%	2.00%	2.23%	(0.09%)	1.53%
2013	192,490,015	2,264,930,424	10.67	12.77	0.40%	2.00%	1.11%	12.15%	13.96%
2012	176,576,180	1,848,560,619	9.67	11.24	0.40%	2.00%	1.52%	7.78%	9.53%
2011	168,923,685	1,630,843,910	8.95	10.30	0.40%	2.00%	2.33%	(5.54%)	(4.02%)
2010	160,465,352	1,631,522,592	10.01	10.77	0.40%	2.00%	1.12%	7.59%	9.32%
BlackRock iShares Alternative Strategies V.I. Class I (7)
05/01/2014 - 12/31/2014	422,565	$4,322,369	$10.19	$10.29	0.40%	1.85%	5.41%	2.01%	2.25%
BlackRock iShares Dynamic Allocation V.I. Class I (7)
05/09/2014 - 12/31/2014	507,566	$5,089,457	$9.99	$10.09	0.40%	1.95%	3.31%	0.16%	0.16%
BlackRock iShares Dynamic Fixed Income V.I. Class I (7)
05/05/2014 - 12/31/2014	306,826	$3,075,781	$10.00	$10.09	0.40%	1.85%	2.22%	0.14%	0.14%
BlackRock iShares Equity Appreciation V.I. Class I (7)
05/07/2014 - 12/31/2014	324,923	$3,231,328	$9.90	$10.01	0.40%	2.00%	3.78%	(0.12%)	(0.12%)
Fidelity VIP Contrafund Service Class 2
2014	5,323,193	$72,219,421	$13.07	$14.13	0.40%	2.00%	1.03%	9.44%	11.21%
01/02/2013 - 12/31/2013	2,307,323	28,592,833	11.92	12.71	0.40%	2.00%	1.80%	25.80%	25.80%
Fidelity VIP FundsManager 60% Service Class 2
2014	10,728,869	$129,639,995	$11.34	$12.71	0.40%	2.00%	1.34%	3.18%	4.84%
2013	6,504,891	76,394,645	10.97	12.13	0.40%	2.00%	1.67%	16.05%	17.92%
05/02/2012 - 12/31/2012	1,903,388	19,446,272	10.17	10.28	0.40%	2.00%	3.77%	1.86%	2.16%
Fidelity VIP Money Market Service Class (7)
04/30/2014 - 12/31/2014	24,533,479	$242,943,308	$9.87	$9.97	0.40%	2.00%	0.01%	(1.33%)	(0.26%)
Fidelity VIP Strategic Income Service Class 2
2014	1,705,810	$17,339,350	$10.09	$10.28	0.40%	2.00%	5.82%	1.33%	2.96%
11/05/2013 - 12/31/2013	99,627	992,922	9.95	9.98	0.40%	2.00%	See Note (9)	(0.09%)	(0.09%)
First Trust/Dow Jones Dividend & Income Allocation Class 1
2014	14,347,175	$175,643,722	$11.28	$12.81	0.40%	2.00%	0.82%	7.86%	9.60%
2013	8,654,689	98,458,115	10.44	11.69	0.40%	2.00%	1.06%	10.52%	12.30%
05/04/2012 - 12/31/2012	2,940,999	30,404,882	10.30	10.41	0.40%	2.00%	4.31%	4.18%	4.32%
First Trust Multi Income Allocation Class I (7)
05/14/2014 - 12/31/2014	458,764	$4,753,659	$10.32	$10.43	0.40%	1.95%	2.79%	2.90%	2.90%
Franklin Founding Funds Allocation VIP Class 2
2014	709,358	$10,199,135	$13.48	$15.12	0.75%	1.50%	2.63%	1.32%	2.08%
2013	457,225	6,458,424	13.30	14.82	0.75%	1.50%	11.50%	21.93%	22.85%
2012	309,111	3,589,271	10.91	12.06	0.75%	1.50%	2.42%	13.61%	14.47%
2011	188,091	1,920,337	9.60	10.54	0.75%	1.50%	0.01%	(2.47%)	(2.28%)
06/01/2010 - 12/31/2010	45,726	492,779	10.76	10.78	0.75%	0.95%	5.19%	14.59%	14.59%

See Notes to Financial Statements	See explanation of references on page H-40

SEPARATE ACCOUNT A

FINANCIAL HIGHLIGHTS (Continued)

	At the End of Each Year or Period
Variable Accounts For Each Year or Period			AUV (2)		Expense Ratios (3)			Total Returns (5)
	Units Outstanding	Net Assets	Lowest	Highest	Lowest	Highest	Investment Income Ratios (4)	Lowest	Highest
Franklin Founding Funds Allocation VIP Class 4
2014	37,391,068	$463,595,554	$11.29	$14.67	0.40%	2.00%	2.74%	0.72%	2.34%
2013	34,904,969	429,268,623	11.19	14.51	0.40%	2.00%	10.11%	21.23%	23.19%
2012	27,866,284	281,823,553	9.84	11.92	0.40%	2.00%	2.72%	12.89%	14.71%
2011	28,990,959	258,094,674	8.71	10.52	0.40%	2.00%	0.02%	(3.62%)	(2.06%)
2010	28,087,050	257,779,715	9.03	9.46	0.40%	2.00%	2.17%	8.06%	9.80%
Franklin Mutual Global Discovery VIP Class 2
2014	11,417,807	$161,672,065	$11.83	$16.30	0.40%	2.00%	2.31%	3.62%	5.29%
2013	7,284,029	99,313,055	11.39	15.54	0.40%	2.00%	2.59%	25.72%	26.66%
2012	2,296,306	26,102,806	10.59	12.27	0.75%	1.50%	3.06%	11.67%	12.51%
2011	739,820	7,624,646	9.49	10.90	0.75%	1.50%	2.11%	(3.88%)	(3.68%)
06/14/2010 - 12/31/2010	57,894	655,176	11.31	11.32	0.75%	0.95%	1.97%	11.09%	11.09%
Franklin Rising Dividends VIP Class 2
2014	6,308,088	$81,637,319	$12.33	$13.69	0.40%	2.00%	1.33%	6.57%	8.29%
01/03/2013 - 12/31/2013	3,202,526	39,120,914	11.54	12.64	0.40%	2.00%	1.14%	25.64%	25.64%
Templeton Global Bond VIP Class 2
2014	6,421,265	$64,880,109	$9.72	$12.60	0.40%	2.00%	4.98%	(0.18%)	1.43%
2013	3,172,523	32,168,476	9.72	12.47	0.40%	2.00%	4.60%	0.12%	0.87%
2012	220,722	2,537,573	11.09	12.36	0.75%	1.50%	5.81%	13.35%	14.20%
2011	81,042	830,545	9.79	10.82	0.75%	1.50%	3.24%	(1.81%)	(1.61%)
06/15/2010 - 12/31/2010	3,397	37,351	10.99	11.00	0.75%	0.95%	0.00%	8.02%	8.02%
GE Investments Total Return Class 3
2014	33,433,586	$514,307,423	$11.01	$17.73	0.40%	2.00%	1.52%	2.99%	4.65%
2013	31,831,721	486,525,393	10.67	16.94	0.40%	2.00%	1.40%	12.37%	14.18%
2012	25,008,863	347,372,932	10.00	14.84	0.40%	2.00%	1.64%	10.02%	11.80%
2011	17,191,962	219,082,536	9.07	13.27	0.40%	2.00%	1.84%	(5.01%)	(3.48%)
2010	11,244,161	151,518,466	10.70	13.75	0.40%	2.00%	1.66%	7.20%	8.93%
Ivy Funds VIP Asset Strategy (7)
05/09/2014 - 12/31/2014	1,047,942	$10,170,502	$9.67	$9.77	0.40%	1.95%	0.04%	(1.66%)	(1.66%)
Janus Aspen Series Balanced Service Shares
2014	45,580,660	$555,635,249	$11.66	$12.70	0.40%	2.00%	1.65%	6.10%	7.81%
01/08/2013 - 12/31/2013	21,913,660	253,480,455	10.97	11.78	0.40%	2.00%	1.88%	16.86%	16.86%
Janus Aspen Series Flexible Bond Service Shares (7)
05/06/2014 - 12/31/2014	846,509	$8,532,151	$10.05	$10.15	0.40%	1.85%	5.17%	0.51%	0.58%
JPMorgan Insurance Trust Core Bond Class 1
2014	34,315	$499,408	$14.26	$14.57	1.40%	1.60%	3.62%	3.25%	3.46%
2013	37,826	532,180	13.81	14.08	1.40%	1.60%	4.27%	(3.03%)	(2.84%)
2012	39,152	566,888	14.24	14.49	1.40%	1.60%	4.67%	3.66%	3.86%
2011	58,382	813,262	13.74	13.95	1.40%	1.60%	5.20%	5.76%	5.97%
2010	80,469	1,058,335	12.99	13.17	1.40%	1.60%	3.89%	7.50%	7.72%
JPMorgan Insurance Trust Mid Cap Value Class 1
2014	3,963	$93,285	$23.14	$23.64	1.40%	1.60%	0.55%	13.28%	13.51%
2013	5,339	110,832	20.43	20.82	1.40%	1.60%	0.83%	30.20%	30.46%
2012	5,994	95,439	15.69	15.96	1.40%	1.60%	0.85%	18.46%	18.70%
2011	6,896	92,542	13.24	13.45	1.40%	1.60%	3.38%	0.54%	0.74%
2010	12,270	163,530	13.17	13.35	1.40%	1.60%	1.12%	21.50%	21.74%
JPMorgan Insurance Trust U.S. Equity Class 1
2014	2,679	$57,893	$21.61	$21.61	1.40%	1.40%	0.90%	12.32%	12.32%
2013	2,960	56,954	19.24	19.24	1.40%	1.40%	1.27%	34.48%	34.48%
2012	3,223	46,122	14.31	14.31	1.40%	1.40%	1.74%	16.01%	16.01%
2011	6,120	75,489	12.33	12.33	1.40%	1.60%	2.34%	(2.17%)	(2.17%)
2010	3,173,465	39,950,928	12.44	12.61	1.40%	1.60%	1.05%	11.77%	12.00%
Lord Abbett Bond Debenture Class VC
2014	3,596,954	$38,865,874	$10.44	$11.15	0.40%	2.00%	6.20%	2.28%	3.93%
01/02/2013 - 12/31/2013	1,800,984	19,023,405	10.19	10.73	0.40%	2.00%	11.14%	5.82%	6.24%
Lord Abbett International Core Equity Class VC
2014	4,224,106	$52,268,554	$9.04	$13.09	0.40%	2.00%	1.31%	(10.82%)	(10.15%)
2013	2,288,822	31,715,991	11.67	14.57	0.75%	1.50%	2.04%	21.33%	22.24%
2012	887,228	9,887,817	9.62	11.92	0.75%	1.50%	2.19%	13.41%	14.27%
2011	329,992	3,141,012	8.48	10.43	0.75%	1.50%	1.90%	(14.28%)	(14.11%)
06/14/2010 - 12/31/2010	30,034	364,544	12.13	12.14	0.75%	0.95%	1.42%	18.52%	18.52%
Lord Abbett Total Return Class VC
2014	22,125,357	$245,477,681	$10.12	$12.24	0.40%	2.00%	2.34%	4.50%	5.29%
2013	13,662,820	145,137,285	10.36	11.63	0.75%	1.50%	2.84%	(2.58%)	(1.84%)
2012	4,488,422	49,547,933	10.58	11.84	0.75%	1.50%	3.18%	5.23%	6.02%
2011	1,161,547	12,771,212	10.71	11.17	0.75%	1.50%	4.42%	7.75%	7.96%
06/14/2010 - 12/31/2010	111,862	1,157,068	10.34	10.35	0.75%	0.95%	6.57%	3.30%	3.30%
MFS Investors Growth Stock Series - Service Class
2014	3,778,625	$62,835,877	$15.80	$19.46	0.75%	1.50%	0.32%	9.46%	10.28%
2013	1,900,744	28,699,336	14.43	17.65	0.75%	1.50%	0.53%	28.12%	29.08%
2012	36,185	436,215	11.27	13.67	0.75%	1.50%	0.19%	14.94%	15.81%
2011	36,706	392,918	9.80	11.81	0.75%	1.50%	0.33%	(0.38%)	(0.38%)
11/15/2010 - 12/31/2010	102	1,210	11.85	11.85	0.75%	0.75%	0.00%	5.18%	5.18%

See Notes to Financial Statements	See explanation of references on page H-40

SEPARATE ACCOUNT A

FINANCIAL HIGHLIGHTS (Continued)

Variable Accounts For Each Year or Period	At the End of Each Year or Period
			AUV (2)		Expense Ratios (3)			Total Returns (5)
	Units Outstanding	Net Assets	Lowest	Highest	Lowest	Highest	Investment Income Ratios (4)	Lowest	Highest
MFS Total Return Series - Service Class
2014	19,182,534	$245,389,009	$11.50	$14.16	0.40%	2.00%	1.75%	6.09%	7.80%
2013	12,789,202	154,905,751	10.82	13.30	0.40%	2.00%	2.00%	16.39%	18.26%
2012	4,858,231	50,782,667	10.29	11.38	0.40%	2.00%	2.62%	8.73%	10.49%
05/02/2011 - 12/31/2011	1,211,805	11,523,315	9.47	10.42	0.40%	2.00%	3.13%	(5.12%)	(5.12%)
MFS Utilities Series - Service Class
2014	3,250,292	$40,479,521	$11.54	$13.18	0.40%	2.00%	2.10%	10.24%	12.02%
01/02/2013 - 12/31/2013	860,725	9,770,096	10.45	11.77	0.40%	2.00%	2.39%	16.21%	16.21%
MFS Value Series - Service Class
2014	3,946,952	$67,462,964	$16.08	$19.37	0.75%	1.50%	1.41%	8.56%	9.38%
2013	2,880,977	45,232,638	14.81	17.71	0.75%	1.50%	1.07%	33.58%	34.58%
2012	1,625,561	19,270,734	11.09	13.16	0.75%	1.50%	1.55%	14.15%	15.01%
2011	654,274	6,980,343	9.71	11.44	0.75%	1.50%	1.52%	(1.41%)	(1.21%)
06/14/2010 - 12/31/2010	54,123	626,544	11.57	11.58	0.75%	0.95%	0.00%	13.98%	13.98%
PIMCO All Asset All Authority - Advisor Class (7)
05/09/2014 - 12/31/2014	272,931	$2,546,554	$9.29	$9.39	0.40%	2.00%	10.96%	(7.26%)	(7.26%)
PIMCO CommodityRealReturn Strategy - Advisor Class
2014	863,444	$5,943,758	$6.67	$7.15	0.40%	1.95%	0.27%	(20.11%)	(18.94%)
01/04/2013 - 12/31/2013	606,467	5,156,923	8.35	8.89	0.40%	1.85%	1.02%	(14.71%)	(14.71%)
PIMCO Global Multi-Asset Managed Allocation - Advisor Class
2014	16,038,881	$163,485,198	$9.02	$10.92	0.40%	2.00%	2.20%	2.50%	4.15%
2013	24,901,462	248,642,587	8.77	10.48	0.40%	2.00%	3.16%	(9.73%)	(8.28%)
2012	24,905,676	275,783,264	9.68	11.43	0.40%	2.00%	3.21%	6.62%	8.34%
2011	23,248,542	240,652,023	9.07	10.55	0.40%	2.00%	1.77%	(3.74%)	(2.19%)
05/03/2010 - 12/31/2010	7,982,856	85,454,825	10.67	10.79	0.40%	2.00%	5.94%	6.73%	7.33%
Jennison Class II
2014	20,021	$377,567	$18.68	$19.58	1.40%	1.75%	0.00%	7.68%	8.06%
2013	21,252	371,764	17.35	18.12	1.40%	1.75%	0.00%	34.73%	35.20%
2012	21,440	278,181	12.88	13.40	1.40%	1.75%	0.00%	13.72%	14.12%
2011	24,172	275,506	11.32	11.74	1.40%	1.75%	0.00%	(1.82%)	(1.47%)
2010	28,541	331,282	11.53	11.92	1.40%	1.75%	0.02%	9.52%	9.90%
SP International Growth Class II
2014	18,351	$270,374	$14.59	$15.32	1.40%	1.75%	0.00%	(7.75%)	(7.43%)
2013	18,413	293,852	15.81	16.55	1.40%	1.75%	0.00%	16.46%	17.13%
2012	18,471	252,862	13.58	14.13	1.40%	1.75%	0.00%	19.74%	20.16%
2011	23,451	267,598	11.34	11.76	1.40%	1.75%	0.48%	(16.78%)	(16.49%)
2010	29,002	398,761	13.63	14.08	1.40%	1.75%	1.18%	11.84%	12.23%
SP Prudential U.S. Emerging Growth Class II
2014	14,317	$378,018	$26.27	$27.52	1.40%	1.75%	0.00%	7.26%	7.63%
2013	14,342	352,902	24.49	25.57	1.40%	1.75%	0.00%	25.62%	26.06%
2012	14,388	281,736	19.50	20.28	1.40%	1.75%	0.00%	14.42%	14.82%
2011	15,932	272,465	17.04	17.67	1.40%	1.75%	0.22%	0.00%	0.35%
2010	16,211	277,114	17.04	17.60	1.40%	1.75%	0.22%	17.88%	18.29%
Value Class II
2014	11,486	$227,422	$19.36	$20.28	1.40%	1.75%	0.00%	7.76%	8.14%
2013	12,685	232,234	17.97	18.76	1.40%	1.75%	0.00%	30.23%	30.69%
2012	13,603	190,730	13.80	14.35	1.40%	1.75%	0.56%	12.15%	12.55%
2011	18,428	229,388	12.30	12.75	1.40%	1.75%	0.56%	(7.52%)	(7.19%)
2010	25,522	344,314	13.30	13.74	1.40%	1.75%	0.33%	11.42%	11.81%
Schwab VIT Balanced
2014	3,592,206	$40,815,210	$11.36	$11.36	0.60%	0.60%	0.58%	3.53%	3.53%
2013	2,364,119	25,946,596	10.98	10.98	0.60%	0.60%	0.13%	6.25%	6.25%
09/06/2012 - 12/31/2012	194,239	2,006,339	10.33	10.33	0.60%	0.60%	0.00%	1.35%	1.35%
Schwab VIT Balanced with Growth
2014	7,816,994	$93,344,353	$11.94	$11.94	0.60%	0.60%	0.76%	3.53%	3.53%
2013	5,754,492	66,374,416	11.53	11.53	0.60%	0.60%	0.04%	10.13%	10.13%
10/02/2012 - 12/31/2012	131,959	1,382,119	10.47	10.47	0.60%	0.60%	0.00%	0.79%	0.79%
Schwab VIT Growth
2014	8,114,949	$102,661,192	$12.65	$12.65	0.60%	0.60%	0.80%	3.35%	3.35%
2013	5,915,879	72,417,931	12.24	12.24	0.60%	0.60%	0.03%	14.87%	14.87%
10/09/2012 - 12/31/2012	30,296	322,843	10.66	10.66	0.60%	0.60%	0.00%	2.10%	2.10%
Schwab VIT Money Market (7)
03/18/2014 - 11/06/2014 (10)	-	$-	$9.96	$9.96	0.60%	0.60%	0.01%	(0.38%)	(0.38%)
Van Eck VIP Global Hard Assets Class S
2014	908,958	$7,848,908	$8.27	$9.04	0.40%	2.00%	0.00%	(20.95%)	(19.67%)
01/03/2013 - 12/31/2013	401,574	4,316,470	10.35	11.34	0.40%	2.00%	0.17%	6.26%	6.26%

See Notes to Financial Statements	See explanation of references on page H-40

SEPARATE ACCOUNT A

FINANCIAL HIGHLIGHTS (Continued)

Explanation of References for Financial Highlights on pages H-33 through H-39

(1)	The significant decrease in units outstanding and net assets during the year ended December 31, 2011 on most of the variable accounts that invested in Class I shares of the corresponding non-portfolio optimization portfolios of Pacific Select Fund was mainly due to the transfer of assets from those variable accounts to the five Portfolio Optimization Variable Accounts (Portfolio Optimization Conservative, Portfolio Optimization Moderate-Conservative, Portfolio Optimization Moderate, Portfolio Optimization Growth, and Portfolio Optimization Aggressive-Growth Variable Accounts), which were added to the Separate Account during 2011.
(2)	The AUV is presented as a range from lowest to highest based on the ending AUV for all product groupings as of December 31 of each year or period ended. The lowest and highest AUV may be the same for a variable account if there is only one product which has investments at the end of the year or period.
(3)	The expense ratios represent contract fees and expenses of the Separate Account for each period indicated. These ratios include only those expenses that result in a direct reduction of unit values. Excluded are expenses of the underlying portfolios/funds in which the variable accounts invest and charges made directly to contract owner accounts through the redemption of units (See Note 4 in Notes to Financial Statements). The expense ratios are presented as a range of lowest to highest based on the product groupings. The expense ratios for periods of less than one full year are annualized.
(4)	The investment income ratios represent the dividends, excluding distributions of capital gains, received by the variable accounts from the underlying portfolios/funds, divided by the average daily net assets (See Note 3 in Notes to Financial Statements for information on dividends and distributions). These ratios are before the deduction of mortality and expense risk (“M&E”) fees, administrative fees, and additional death benefit rider charges, if any, that are assessed against contract owner accounts. The recognition of investment income by the variable accounts is affected by the timing of the declaration of dividends by the underlying portfolios/funds in which the variable accounts invest. The investment income ratios for periods of less than one full year are annualized.
(5)	Total returns reflect changes in unit values of the underlying portfolios/funds and deductions for M&E fees, administrative fees, and additional death benefit rider charges, if any, assessed through the daily AUV calculation. These fees and charges are assessed at annual rates ranging from 0.40% to 2.00% based on the average daily net assets of each variable account as discussed in Note 4 in Notes to Financial Statements. Total returns do not include deductions at the separate account or contract level for any premium loads, maintenance fees, premium tax charges, withdrawal and surrender charges, charges for other optional benefit riders, or other charges that may be incurred under a contract which, if incurred, would have resulted in lower returns. Total returns are presented as a range from lowest to highest values based on the product grouping representing the minimum to maximum expense ratio amounts. Total returns for those contracts which commenced operations subsequent to the beginning of the year or period indicated for each Variable Account may not be within the ranges presented, and these contracts are excluded when calculating the total returns from lowest to highest as presented in the table. Total returns are calculated for each period indicated and are not annualized for periods of less than one full year.
(6)	Investment income ratio represents less than 0.005%.
(7)	Operations commenced during 2014 (See Note 1 in Notes to Financial Statements).
(8)	Subsequent to commencement of operations, the American Funds IS Global Growth Fund Class 4, American Funds IS International Growth and Income Fund Class 4, American Funds IS Managed Risk Asset Allocation Fund Class P2, American Funds IS New World Fund Class 4, and American Funds IS U.S. Government/AAA-Rated Securities Fund Class 4 Variable Accounts received their annual distributions. The annualized investment income ratios were 10.37%, 19.90%, 10.00%, 14.52%, and 10.91%, respectively. Prior to annualization, the ratios were 0.94%, 1.48%, 1.14%, 1.30%, and 0.98%, respectively.
(9)	Subsequent to commencement of operations, the Fidelity VIP Strategic Income Service Class 2 Variable Account received its annual distribution. The annualized investment income ratio was 36.87%. Prior to annualization, the ratio was 3.74%.
(10)	The Schwab Money Market Variable Account commenced operations during 2014 and all units were fully redeemed or transferred prior to December 31, 2014 (See Note 1 in Notes to Financial Statements). The AUV is as of period ended as indicated. The investment income ratio and total return were calculated for the period indicated and the total return is not annualized for the period less than one full year.

See Notes to Financial Statements

SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

    The Separate Account A (the “Separate Account”) of Pacific Life Insurance Company (“Pacific Life”) is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and as of December 31, 2014 is comprised of one hundred and three subaccounts (“Variable Accounts”). The Variable Accounts with no units outstanding throughout 2014 are not presented in this annual report. The assets in each of the Variable Accounts invest in the corresponding portfolios or funds (each, a “Portfolio” and collectively, the “Portfolios”) of Pacific Select Fund (see Note 4), AIM Variable Insurance Funds (Invesco Variable Insurance Funds), American Century Variable Portfolios, Inc., American Funds Insurance Series, BlackRock Variable Series Funds, Inc., Fidelity Variable Insurance Products Funds, First Trust Variable Insurance Trust, Franklin Templeton Variable Insurance Products Trust, GE Investments Funds, Inc., Ivy Funds Variable Insurance Portfolios, Janus Aspen Series, JPMorgan Insurance Trust, Lord Abbett Series Fund, Inc., MFS Variable Insurance Trust, PIMCO Variable Insurance Trust, Prudential Series Fund, Inc., Schwab VIT Portfolios, and Van Eck VIP Trust (collectively, the “Funds”).

    Each Portfolio pursues different investment objectives and policies. The financial statements of the Funds, including the schedules of investments, are either included in Sections A through F of this brochure or provided separately and should be read in conjunction with the Separate Account’s financial statements.

    The following eight Variable Accounts and their underlying Portfolios changed names during the reporting period as follows:

Currently Named	Formerly Named
Inflation Strategy	Inflation Protected
Focused Growth	Focused 30
Franklin Founding Funds Allocation VIP Class 2	Franklin Templeton VIP Founding Funds Allocation Class 2
Franklin Founding Funds Allocation VIP Class 4	Franklin Templeton VIP Founding Funds Allocation Class 4
Franklin Mutual Global Discovery VIP Class 2	Mutual Global Discovery Securities Class 2
Franklin Rising Dividends VIP Class 2	Franklin Rising Dividends Securities Class 2
Templeton Global Bond VIP Class 2	Templeton Global Bond Securities Class 2
PIMCO Global Multi-Asset Managed Allocation - Advisor Class	PIMCO Global Multi-Asset - Advisor Class

The following sixteen Variable Accounts commenced or resumed operations during 2014:

Variable Accounts	Commenced or Resumed Operations on	Variable Accounts	Commenced or Resumed Operations on
Invesco V.I Equity and Income Series II	May 6, 2014	BlackRock iShares Dynamic Fixed Income V.I. Class I	May 5, 2014
American Funds IS Asset Allocation Fund Class 4	May 13, 2014	BlackRock iShares Equity Appreciation V.I. Class I	May 7, 2014
American Funds IS Capital Income Builder Class 4	May 1, 2014	Fidelity VIP Money Market Service Class	April 30, 2014
American Funds IS Growth Fund Class 4	May 13, 2014	First Trust Multi Income Allocation Class I	May 14, 2014
American Funds IS Growth-Income Fund Class 4	May 19, 2014	Ivy Funds VIP Asset Strategy	May 9, 2014
American Funds IS International Fund Class 4	May 13, 2014	Janus Aspen Series Flexible Bond Service Shares	May 6, 2014
BlackRock iShares Alternative Strategies V.I. Class I	May 1, 2014	PIMCO All Asset All Authority - Advisor Class	May 9, 2014
BlackRock iShares Dynamic Allocation V.I. Class I	May 9, 2014	Schwab VIT Money Market	March 18, 2014

    The units in the Schwab VIT Money Market Variable Account were fully redeemed or transferred prior to December 31, 2014.

    On November 15, 2013, the net assets of the Class B Shares of the AllianceBernstein VPS Balanced Wealth Strategy Portfolio, the underlying portfolio for the AllianceBernstein VPS Balanced Wealth Strategy Class B Variable Account, were transferred to the Service Shares of the Janus Aspen Series Balanced Portfolio, the underlying portfolio for the Janus Aspen Series Balanced Service Shares Variable Account through a plan of substitution (the “2013 Substitution”). In connection with the 2013 Substitution, any units that remained in the AllianceBernstein VPS Balanced Wealth Strategy Class B Variable Account after the close of business on November 15, 2013 were transferred to the Janus Aspen Series Balanced Service Shares Variable Account. Such transfers were based on the applicable Variable Account accumulation unit values and the relative net assets values of the Janus Aspen Series Balanced Portfolio and AllianceBernstein VPS Balanced Wealth Strategy Portfolio, as of the close of business on November 15, 2013. The AllianceBernstein VPS Balanced Wealth Strategy Class B Variable Account is not included in this annual report.

    On April 30, 2014, the net assets of the Pacific Select Fund’s Cash Management Portfolio Class I, the underlying Portfolio for the Cash Management Variable Account, were transferred to the Fidelity VIP Money Market Portfolio Service Class, the underlying Portfolio for the Fidelity VIP Money Market Service Class Variable Account through a liquidation and plan of substitution (the “2014 Substitution”). In connection with the 2014 Substitution, any units that remained in the Cash Management Variable Account after the close of business on April 30, 2014 were transferred to the Fidelity VIP Money Market Service Class Variable Account. Such transfers were based on the applicable Variable Account accumulation unit values and the relative net asset value of the Fidelity VIP Money Market Portfolio and Cash Management Portfolio, as of the close of business on April 30, 2014. The Cash Management Variable Account is not included in this annual report.

    On December 10, 2014, the JPMorgan Insurance Trust Mid Cap Growth Class 1, JPMorgan Insurance Trust Equity Index Class 1, and JPMorgan Insurance Trust Intrepid Growth Class 1 Variable Accounts were liquidated. Because these variable accounts were liquidated prior to December 31, 2014, no other information for these Variable Accounts is presented in this annual report.

SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the other assets and liabilities of Pacific Life. The assets of the Separate Account will not be charged with any liabilities arising out of any other business conducted by Pacific Life, but the obligations of the Separate Account, including benefits related to variable annuity contracts, are obligations of Pacific Life.

The Separate Account funds individual flexible premium variable accumulation deferred annuity contracts (the “Contracts”). The investments of the Separate Account are carried at fair value.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies followed by the Separate Account in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Separate Account qualifies as an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to Investment Companies Topic of U.S. GAAP.

A. Valuation of Investments

Investments in shares of the Portfolios are valued at the reported net asset values of the respective Portfolios. Valuation of securities held by the Funds is discussed in the notes to their financial statements.

B. Security Transactions and Income

Transactions are recorded on the trade date. Realized gains and losses on sales of investments are determined on the basis of identified cost. Dividends and capital gains distributions, if any, from mutual fund investments are recorded on the ex-dividend date.

C. Federal Income Taxes

The operations of the Separate Account will be reported on the Federal income tax return of Pacific Life, which is taxed as a life insurance company under the provisions of the Internal Revenue Code. Under current tax law, no Federal income taxes are expected to be paid by Pacific Life with respect to the operations of the Separate Account. Pacific Life will periodically review the status of this policy in the event of changes in the tax law. A charge may be made in future years for any Federal income taxes that would be attributable to the Contracts.

D. Contracts in Payout Period

Net assets allocated to Contracts in payout period are computed, on a current basis, according to the Annuity 2000 Mortality Table or 2012 IAR Mortality Table depending on the year of annuitization. The assumed investment return is 4.0 or 5.0 percent depending on the product. The mortality risk is fully borne by Pacific Life and may result in additional amounts being transferred into the Variable Accounts by Pacific Life to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed the amounts required, transfers may be made to Pacific Life. These transfers, if any, are shown as adjustments to net assets allocated to contracts in payout (annuitization) period in the accompanying Statements of Changes in Net Assets.

3. DIVIDENDS AND DISTRIBUTIONS FROM MUTUAL FUND INVESTMENTS

All dividends and capital gains distributions, if any, received from the Portfolios of the Underlying Funds are reinvested in additional full and fractional shares of the related Portfolios and are recorded by the Variable Accounts on the ex-dividend date.

Currently each of the Portfolios in the Pacific Select Fund is either qualified as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code (the “Code”) (the “RIC Portfolios”) or treated as a partnership for Federal income tax purposes only (the “Partnership Portfolios”). Each of the RIC Portfolios utilized the consent dividend provision of section 565 of the Code to effectively distribute income and capital gains for tax purposes although they are not paid by the RIC Portfolios. In addition, the Partnership Portfolios are not required to distribute taxable income and capital gains for Federal income tax purposes. No dividends and capital gains distributions were received from any Portfolios in the Pacific Select Fund nor were they recorded by the applicable Variable Accounts in the Statements of Operations for the year ended December 31, 2014.

4. CHARGES AND EXPENSES AND RELATED PARTY TRANSACTIONS

    Contracts funded by the Separate Account currently being sold or administered include the Pacific One, Pacific Portfolios, Pacific Value, Pacific Innovations, Pacific One Select, Pacific Innovations Select, Pacific Value Edge, Pacific Voyages, Pacific Value Select, Pacific Destinations, Pacific Destinations O - Series, Pacific Destinations B, Pacific Journey, Pacific Odyssey, Schwab Retirement Income Variable Annuity, Pacific Choice, and Pacific Journey Select Contracts. Pacific Value, Pacific Innovations, Pacific One Select (issued prior to August 1, 2006), Pacific Innovations Select, Pacific Odyssey Contracts have three different death benefit options: the Standard Death Benefit, the Stepped-Up Death Benefit Rider, and for Contracts issued before May 1, 2003, the Premier Death Benefit Rider. Pacific One, Pacific Portfolios, Pacific One Select (issued on or after August 1, 2006), Pacific Value Edge, Pacific Voyages, Pacific Value Select, Pacific Destinations B, and Pacific Journey Contracts have two different death benefit options: the Standard Death Benefit and the Stepped-Up Death Benefit Rider. Pacific Destinations and Pacific Destinations O - Series have three death benefit options: the Standard Death Benefit, Stepped-Up Death Benefit Rider, and Stepped-Up Death Benefit II Rider. Schwab Retirement Income Variable Annuity Contracts have three death benefit options: the Standard Death Benefit, Return of Purchase Payments Death Benefit Rider, and Stepped-Up Death Benefit Rider. Pacific Choice Contracts have six different options: the Standard Death Benefit for 5 Year, 3 Year, and 0 Year Options (excludes Stepped-Up Death Benefit II Rider) and the Stepped-Up Death Benefit II Rider for 5 Year, 3 Year, and 0 Year Options. Pacific Journey Select Contracts have four different options: Without Stepped-Up Death Benefit Rider and Four Year Withdrawal Charge Option (includes Standard Death Benefit), With Stepped-Up Death Benefit Rider Only, With Four Year Withdrawal Charge Option Only (includes Standard Death Benefit), and With Stepped-Up Death Benefit and Four Year Withdrawal Charge Option.

Pacific Life deducts from the Separate Account daily charges for mortality and expense risks (“M&E”) and administrative fees Pacific Life assumes, additional death benefit rider charges for Contract owners who purchased the Stepped-Up Death Benefit Riders, the Premier Death Benefit Riders, and an additional charge for Contract owners who purchased the Four Year Withdrawal Charge Option. The withdrawal charge

SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

option and the additional death benefit rider charges are included in M&E in the accompanying Statements of Operations. The mortality risk assumed by Pacific Life is the risk that the annuitant will live longer than predicted and will receive more annuity payments than anticipated. Pacific Life also assumes mortality risk in connection with any death benefit paid under the Contracts. The expense risk assumed is where expenses incurred in administering the Contracts and the Separate Account will exceed the amounts realized from fees and charges assessed against the Contracts. These charges are assessed daily at the following annual rates on the average daily net assets of each Variable Account that result in a direct reduction in unit values:

	Death Benefit Options
Pacific One and Pacific Portfolios Contracts	Standard Death Benefit	With Stepped-Up Death Benefit Rider	With Premier Death Benefit Rider
M&E Charge	1.25%	1.25%
Administrative Fee	0.15%	0.15%
Death Benefit Rider Charge	None	0.20%
Total Annual Expenses	1.40%	1.60%

Pacific Value and Pacific Innovations Contracts
M&E Charge	1.25%	1.25%	1.25%
Administrative Fee	0.15%	0.15%	0.15%
Death Benefit Rider Charge	None	0.20%	0.35%
Total Annual Expenses	1.40%	1.60%	1.75%

Pacific One Select (issued prior to 8/1/2006) and Pacific Innovations Select Contracts
M&E Charge	1.40%	1.40%	1.40%
Administrative Fee	0.25%	0.25%	0.25%
Death Benefit Rider Charge	None	0.20%	0.35%
Total Annual Expenses	1.65%	1.85%	2.00%

Pacific One Select (issued on or after 8/1/2006) and Pacific Value Edge Contracts
M&E Charge	1.50%	1.50%
Administrative Fee	0.25%	0.25%
Death Benefit Rider Charge	None	0.20%
Total Annual Expenses	1.75%	1.95%

Pacific Voyages Contracts
M&E Charge	1.00%	1.00%
Administrative Fee	0.15%	0.15%
Death Benefit Rider Charge	None	0.20%
Total Annual Expenses	1.15%	1.35%

Pacific Value Select Contracts
M&E Charge	1.45%	1.45%
Administrative Fee	0.15%	0.15%
Death Benefit Rider Charge	None	0.20%
Total Annual Expenses	1.60%	1.80%

	Death Benefit Options
Pacific Destinations B Contracts	Standard Death Benefit	With Stepped-Up Death Benefit Rider	With Premier Death Benefit Rider
M&E Charge	1.15%	1.15%
Administrative Fee	0.15%	0.15%
Death Benefit Rider Charge	None	0.20%
Total Annual Expenses	1.30%	1.50%

Pacific Journey Contracts
M&E Charge	0.90%	0.90%
Administrative Fee	0.15%	0.15%
Death Benefit Rider Charge	None	0.20%
Total Annual Expenses	1.05%	1.25%

Pacific Odyssey Contracts
M&E Charge	0.15%	0.15%	0.15%
Administrative Fee	0.25%	0.25%	0.25%
Death Benefit Rider Charge	None	0.20%	0.35%
Total Annual Expenses	0.40%	0.60%	0.75%

Schwab Retirement Income Variable Annuity Contracts	Standard Death Benefit	With Return of Purchase Payments Death Benefit Rider	With Stepped-Up Death Benefit Rider
M&E Charge	0.35%	0.35%	0.35%
Administrative Fee	0.25%	0.25%	0.25%
Death Benefit Rider Charge	None	0.20%	0.40%
Total Annual Expenses	0.60%	0.80%	1.00%

Pacific Choice Contracts (Without Stepped-Up Death Benefit II Rider Charge)	Standard Death Benefit With 5 Year Option	Standard Death Benefit With 3 Year Option	Standard Death Benefit With 0 Year Option
M&E Charge	0.95%	1.25%	1.35%
Administrative Fee	0.25%	0.25%	0.25%
Total Annual Expenses	1.20%	1.50%	1.60%

Pacific Choice Contracts (With Stepped-Up Death Benefit II Rider Charge)	Stepped-Up Death Benefit With 5 Year Option	Stepped-Up Death Benefit With 3 Year Option	Stepped-Up Death Benefit With 0 Year Option
M&E Charge	0.95%	1.25%	1.35%
Administrative Fee	0.25%	0.25%	0.25%
Death Benefit Rider Charge	0.20%	0.20%	0.20%
Total Annual Expenses	1.40%	1.70%	1.80%

Pacific Destinations and Pacific Destination O - Series Contracts	Standard Death Benefit	With Stepped-Up Death Benefit Rider or Stepped-Up Death Benefit II Rider	Pacific Journey Select Contracts	Without Stepped-Up Death Benefit Rider and Four Year Withdrawal Charge Option	With Stepped-Up Death Benefit Rider Only	With Four Year Withdrawal Charge Option Only	With Stepped-Up Death Benefit Rider and Four Year Withdrawal Charge Option
M&E Charge	0.60%	0.60%	M&E Charge	0.95%	0.95%	0.95%	0.95%
Administrative Fee	0.15%	0.15%	Administrative Fee	0.15%	0.15%	0.15%	0.15%
Death Benefit Rider Charge	None	0.20%	Death Benefit Rider Charge	None	0.20%	None	0.20%
Total Annual Expenses	0.75%	0.95%	Four Year Withdrawal Charge	None	None	0.35%	0.35%
			Total Annual Expenses	1.10%	1.30%	1.45%	1.65%

SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

Under the Contracts, Pacific Life makes certain deductions from the net assets of each Variable Account through a redemption of units for maintenance fees, any other optional benefit riders, any state premium taxes, and any withdrawal and surrender charges, and are shown as a decrease in Contract owner transactions in the accompanying Statements of Changes in Net Assets. For some Contracts, a surrender charge is imposed if the Contract is partially or fully surrendered within the specified surrender charge period and charges will vary depending on the individual Contracts. Most Contracts offer optional benefits that can be added to the Contract by rider. The charges for riders can range depending on the individual Contract. These fees and charges are assessed directly to each Contract owner account through a redemption of units. Withdrawal and surrender charges are included in surrenders; and maintenance fees, any other optional benefit riders and state premium taxes are included in Contract charges and deductions in the accompanying Statements of Changes in Net Assets. The operating expenses of the Separate Account are paid by Pacific Life and are not reflected in the accompanying financial statements.

In addition to the Separate Account’s own operating expenses, they also indirectly bear a portion of the operating expens of the applicable Portfolios in which the Variable Accounts invest.

The assets of certain Variable Accounts invest in Class I shares of the corresponding Portfolios of Pacific Select Fund (“PSF”). Each Portfolio of PSF pays an advisory fee to Pacific Life Fund Advisors, LLC (“PLFA”), a wholly-owned subsidiary of Pacific Life, pursuant to PSF’s Investment Advisory Agreement and pays a class-specific service fee to Pacific Select Distributors, Inc. (“PSD”), also a wholly-owned subsidiary of Pacific Life, for providing shareholder servicing activities under PSF’s Service Plan. Each Portfolio of PSF also compensates Pacific Life and PLFA on an approximate cost basis pursuant to PSF’s Agreement for Support Services for providing services to PSF that are outside the scope of the Investment Adviser’s responsibilities under the Investment Advisory Agreement. The advisory fee and service fee rates are disclosed in Note 6 in Notes to Financial Statements of PSF, which are included in Section D of this brochure. For the year ended December 31, 2014, PLFA received net advisory fees from the corresponding Portfolios of PSF at effective annual rates ranging from 0.05% to 0.95%, which are based on an annual percentage of average daily net assets of the Portfolios, and PSD received a service fee of 0.20% on Class I shares only, which is based on an annual percentage of average daily net assets of the Portfolios.

5. RELATED PARTY AGREEMENT

PSD serves as principal underwriter of the Contracts funded by interests in the Separate Account, without remuneration from the Separate Account.

6. PURCHASES AND SALES OF INVESTMENTS

The cost of purchases and proceeds from sales of investments for the year or period ended December 31, 2014, were as follows:

Variable Accounts	Purchases	Sales
Diversified Bond	$64,013,137	$43,757,500
Floating Rate Income	28,812,964	15,970,756
Floating Rate Loan	34,995,795	45,153,563
High Yield Bond	115,410,299	146,240,104
Inflation Managed	29,695,774	83,858,634
Inflation Strategy	7,458,243	6,744,497
Managed Bond	55,417,851	132,877,969
Short Duration Bond	109,700,036	50,005,552
Emerging Markets Debt	6,371,561	5,607,862
American Funds Growth	50,954,242	34,723,358
American Funds Growth-Income	60,020,006	43,872,558
Comstock	54,481,881	48,179,819
Dividend Growth	53,167,982	30,873,345
Equity Index	117,268,847	62,019,350
Focused Growth	19,667,682	27,014,123
Growth	15,082,004	42,317,077
Large-Cap Growth	31,937,283	39,638,835
Large-Cap Value	28,658,259	60,322,426
Long/Short Large-Cap	20,540,236	10,255,993
Main Street Core	33,276,257	54,107,404
Mid-Cap Equity	24,832,413	47,492,069
Mid-Cap Growth	42,256,996	37,340,142
Mid-Cap Value	30,889,879	42,481,517
Small-Cap Equity	12,353,377	15,931,807
Small-Cap Growth	32,087,302	33,879,027
Small-Cap Index	26,399,050	55,574,522
Small-Cap Value	18,131,576	23,690,223
Value Advantage	17,489,811	6,524,717
Health Sciences	70,202,868	63,463,361
Real Estate	53,723,664	44,609,466
Technology	23,457,576	20,442,999
Emerging Markets	51,530,751	60,926,615
International Large-Cap	54,917,201	40,120,152
International Small-Cap	12,983,025	14,797,614
International Value	15,820,429	22,875,833

Variable Accounts	Purchases	Sales
Currency Strategies	$2,495,568	$1,228,903
Global Absolute Return	5,139,626	3,030,853
Precious Metals	17,259,113	11,915,045
American Funds Asset Allocation	534,523,260	152,127,208
Pacific Dynamix - Conservative Growth	108,768,821	43,669,076
Pacific Dynamix - Moderate Growth	399,791,875	74,290,743
Pacific Dynamix - Growth	128,251,830	55,793,532
Portfolio Optimization Conservative	240,280,101	723,010,793
Portfolio Optimization Moderate-Conservative	162,957,454	668,508,992
Portfolio Optimization Moderate	406,389,376	2,111,738,175
Portfolio Optimization Growth	156,401,291	1,788,979,661
Portfolio Optimization Aggressive-Growth	67,996,830	420,247,309
Invesco V.I. Balanced-Risk Allocation Series II	92,221,599	94,093,679
Invesco V.I. Equity and Income Series II (1)	10,436,555	4,088,612
American Century VP Mid Cap Value Class II	28,855,781	6,329,634
American Funds IS Asset Allocation Fund Class 4 (1)	12,967,341	158,855
American Funds IS Capital Income Builder Class 4 (1)	18,592,827	1,298,888
American Funds IS Global Growth Fund Class 4	16,532,206	1,558,303
American Funds IS Growth Fund Class 4 (1)	4,043,658	157,243
American Funds IS Growth-Income Fund Class 4 (1)	8,193,970	159,926
American Funds IS International Fund Class 4 (1)	10,126,959	847,406
American Funds IS International Growth and Income Fund Class 4	20,027,407	1,453,821
American Funds IS Managed Risk Asset Allocation Fund Class P2	32,438,725	6,798,047
American Funds IS New World Fund Class 4	16,009,413	3,329,525
American Funds IS U.S. Government/AAA-Rated Securities Fund Class 4	41,710,144	21,612,018
BlackRock Capital Appreciation V.I. Class III	7,447,112	5,103,651
BlackRock Global Allocation V.I. Class III	528,088,968	262,919,949
BlackRock iShares Alternative Strategies V.I. Class I (1)	4,801,775	429,129
BlackRock iShares Dynamic Allocation V.I. Class I (1)	5,397,414	245,130
BlackRock iShares Dynamic Fixed Income V.I. Class I (1)	4,393,321	1,309,741

SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

Variable Accounts	Purchases	Sales
BlackRock iShares Equity Appreciation V.I. Class I (1)	$3,378,004	$67,475
Fidelity VIP Contrafund Service Class 2	52,772,858	12,926,343
Fidelity VIP FundsManager 60% Service Class 2	64,240,627	12,408,600
Fidelity VIP Money Market Service Class (1)	504,835,090	261,896,794
Fidelity VIP Strategic Income Service Class 2	20,525,753	3,447,860
First Trust/Dow Jones Dividend & Income Allocation Class I	80,302,788	14,407,867
First Trust Multi Income Allocation Class I (1)	5,045,653	342,865
Franklin Founding Funds Allocation VIP Class 2	4,565,346	747,917
Franklin Founding Funds Allocation VIP Class 4	130,833,376	94,282,780
Franklin Mutual Global Discovery VIP Class 2	81,197,153	12,929,451
Franklin Rising Dividends VIP Class 2	54,196,995	15,394,251
Templeton Global Bond VIP Class 2	43,776,107	9,150,162
GE Investments Total Return Class 3	78,291,791	52,875,778
Ivy Funds VIP Asset Strategy (1)	10,950,988	469,555
Janus Aspen Series Balanced Service Shares	320,028,672	33,366,380
Janus Aspen Series Flexible Bond Service Shares (1)	9,983,666	1,374,693
JPMorgan Insurance Trust Core Bond Class 1	52,999	58,461
JPMorgan Insurance Trust Mid Cap Value Class 1	93,788	92,201
JPMorgan Insurance Trust U.S. Equity Class 1	1,927	7,665
Lord Abbett Bond Debenture Class VC	32,417,722	10,632,284

Variable Accounts	Purchases	Sales
Lord Abbett International Core Equity Class VC	$27,685,570	$474,338
Lord Abbett Total Return Class VC	101,311,522	6,611,468
MFS Investors Growth Stock Series - Service Class	32,167,591	494,869
MFS Total Return Series - Service Class	121,567,910	38,048,716
MFS Utilities Series - Service Class	47,592,745	17,450,967
MFS Value Series - Service Class	20,749,390	1,714,179
PIMCO All Asset All Authority - Advisor Class (1)	3,234,805	409,163
PIMCO CommodityRealReturn Strategy - Advisor Class	6,426,899	4,114,207
PIMCO Global Multi-Asset Managed Allocation - Advisor Class	23,009,614	112,969,641
Jennison Class II	-	29,359
SP International Growth Class II	-	5,641
SP Prudential U.S. Emerging Growth Class II	-	6,738
Value Class II	-	26,809
Schwab VIT Balanced	18,129,795	4,291,790
Schwab VIT Balanced with Growth	28,332,587	3,824,135
Schwab VIT Growth	31,666,767	4,132,917
Schwab VIT Money Market (2)	1,455,404	1,455,404
Van Eck VIP Global Hard Assets Class S	10,111,258	4,297,189

(1)	Operations commenced during 2014 (See Note 1).
(2)	Operations commenced during 2014 and all units were fully redeemed or transferred prior to December 31, 2014 (See Note 1).

7. FAIR VALUE MEASUREMENTS

The Separate Account characterizes its holdings in Variable Accounts as Level 1, Level 2 or Level 3 based upon the various inputs or methodologies used to value the holdings. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 –	Quoted prices (unadjusted) in active markets for identical holdings
Level 2 –	Significant observable market-based inputs, other than Level 1 quoted prices, or unobservable inputs that are corroborated by market data
Level 3 –	Significant unobservable inputs that are not corroborated by observable market data

The inputs or methodologies used for valuing the Variable Accounts’ holdings are not necessarily an indication of risks associated with investing in those holdings. As of December 31, 2014, the Variable Accounts’ holdings as presented in the Schedule of Investments in Section G of this brochure were all categorized as Level 1 under the three-tier hierarchy of inputs.

8. CHANGES IN UNITS OUTSTANDING

The changes in units outstanding for the year or period ended December 31, 2014 and 2013 were as follows:

	2014			2013
Variable Accounts	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
Diversified Bond	6,021,187	(4,107,587)	1,913,600	2,593,037	(3,173,620)	(580,583)
Floating Rate Income (1)	2,946,468	(1,655,214)	1,291,254	1,957,437	(378,481)	1,578,956
Floating Rate Loan	4,358,836	(5,292,301)	(933,465)	10,253,047	(4,956,829)	5,296,218
High Yield Bond	8,113,522	(8,929,522)	(816,000)	8,378,135	(8,888,097)	(509,962)
Inflation Managed	2,873,363	(5,165,440)	(2,292,077)	4,924,320	(9,158,573)	(4,234,253)
Inflation Strategy	807,405	(692,760)	114,645	1,090,515	(1,190,232)	(99,717)
Managed Bond	5,492,752	(7,893,770)	(2,401,018)	7,697,639	(11,387,787)	(3,690,148)
Short Duration Bond	12,254,699	(6,123,058)	6,131,641	15,088,803	(8,352,616)	6,736,187
Emerging Markets Debt	687,738	(589,759)	97,979	1,395,923	(783,097)	612,826
American Funds Growth	4,285,035	(2,520,079)	1,764,956	3,089,232	(2,702,899)	386,333
American Funds Growth-Income	4,965,835	(3,297,539)	1,668,296	3,945,408	(3,380,275)	565,133
Comstock	4,271,066	(3,752,325)	518,741	6,397,949	(3,371,262)	3,026,687
Dividend Growth	4,408,907	(2,573,498)	1,835,409	5,060,804	(2,942,369)	2,118,435
Equity Index	8,632,904	(3,503,066)	5,129,838	5,930,326	(3,442,390)	2,487,936
Focused Growth	1,392,938	(1,638,946)	(246,008)	1,517,883	(2,286,752)	(768,869)
Growth	1,050,808	(1,721,210)	(670,402)	1,037,986	(1,726,579)	(688,593)
Large-Cap Growth	3,158,151	(3,884,573)	(726,422)	3,664,677	(4,952,265)	(1,287,588)
Large-Cap Value	2,428,357	(3,744,274)	(1,315,917)	3,372,536	(3,722,949)	(350,413)
Long/Short Large-Cap	1,537,959	(808,336)	729,623	1,024,415	(771,413)	253,002
Main Street Core	2,519,888	(2,697,671)	(177,783)	1,661,541	(3,039,434)	(1,377,893)
Mid-Cap Equity	1,621,260	(2,203,232)	(581,972)	2,099,363	(2,993,441)	(894,078)
Mid-Cap Growth	3,574,962	(3,015,635)	559,327	4,146,472	(4,078,056)	68,416
Mid-Cap Value	2,153,792	(2,324,415)	(170,623)	3,753,544	(1,916,275)	1,837,269
Small-Cap Equity	844,177	(867,829)	(23,652)	1,594,814	(1,158,629)	436,185
Small-Cap Growth	2,536,864	(2,429,888)	106,976	3,021,747	(1,970,255)	1,051,492

SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

	2014			2013
Variable Accounts	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
Small-Cap Index	2,015,944	(2,880,454)	(864,510)	3,273,707	(2,967,754)	305,953
Small-Cap Value	1,219,707	(1,069,920)	149,787	1,822,436	(1,466,623)	355,813
Value Advantage (2)	1,457,487	(548,275)	909,212	319,952	(23,328)	296,624
Health Sciences	3,763,426	(2,823,109)	940,317	3,371,242	(2,291,636)	1,079,606
Real Estate	3,609,815	(2,326,183)	1,283,632	2,307,138	(2,004,777)	302,361
Technology	2,579,119	(2,365,627)	213,492	2,137,697	(2,151,362)	(13,665)
Emerging Markets	2,865,334	(2,461,699)	403,635	2,396,719	(2,451,182)	(54,463)
International Large-Cap	5,032,726	(3,661,414)	1,371,312	5,211,087	(4,799,045)	412,042
International Small-Cap	1,376,725	(1,511,710)	(134,985)	1,871,574	(1,715,479)	156,095
International Value	1,971,674	(2,294,563)	(322,889)	1,907,190	(2,784,035)	(876,845)
Currency Strategies	251,984	(122,493)	129,491	388,207	(176,934)	211,273
Global Absolute Return	532,862	(303,195)	229,667	838,805	(320,910)	517,895
Precious Metals	3,341,273	(2,586,892)	754,381	2,132,420	(1,028,257)	1,104,163
American Funds Asset Allocation	46,276,313	(14,417,489)	31,858,824	56,108,331	(7,692,919)	48,415,412
Pacific Dynamix - Conservative Growth	9,975,672	(3,639,608)	6,336,064	10,788,390	(5,542,791)	5,245,599
Pacific Dynamix - Moderate Growth	37,368,444	(8,150,344)	29,218,100	38,165,008	(8,583,937)	29,581,071
Pacific Dynamix - Growth	10,332,470	(4,081,145)	6,251,325	9,169,546	(2,608,232)	6,561,314
Portfolio Optimization Conservative	40,806,070	(80,980,973)	(40,174,903)	59,190,784	(146,142,212)	(86,951,428)
Portfolio Optimization Moderate-Conservative	28,524,242	(67,594,888)	(39,070,646)	58,022,831	(102,495,891)	(44,473,060)
Portfolio Optimization Moderate	83,415,005	(209,103,332)	(125,688,327)	152,480,242	(226,509,602)	(74,029,360)
Portfolio Optimization Growth	46,617,412	(167,447,460)	(120,830,048)	67,508,962	(166,524,123)	(99,015,161)
Portfolio Optimization Aggressive-Growth	12,106,349	(38,068,734)	(25,962,385)	16,034,397	(37,126,189)	(21,091,792)
Invesco V.I. Balanced-Risk Allocation Series II	6,888,381	(7,060,399)	(172,018)	14,101,411	(14,486,880)	(385,469)
Invesco V.I. Equity and Income Series II (3)	992,810	(396,343)	596,467
American Century VP Mid Cap Value Class II (4)	2,146,260	(519,918)	1,626,342	1,009,154	(356,208)	652,946
American Funds IS Asset Allocation Fund Class 4 (3)	1,251,891	(17,543)	1,234,348
American Funds IS Capital Income Builder Class 4 (3)	1,838,461	(129,530)	1,708,931
American Funds IS Global Growth Fund Class 4 (5)	1,528,787	(172,633)	1,356,154	75,875	(7,805)	68,070
American Funds IS Growth Fund Class 4 (3)	381,602	(14,963)	366,639
American Funds IS Growth-Income Fund Class 4 (3)	765,675	(15,454)	750,221
American Funds IS International Fund Class 4 (3)	1,007,670	(88,949)	918,721
American Funds IS International Growth and Income Fund Class 4 (5)	1,911,897	(138,282)	1,773,615	67,588	(14,033)	53,555
American Funds IS Managed Risk Asset Allocation Fund Class P2 (6)	3,149,912	(636,392)	2,513,520	368,356	(540)	367,816
American Funds IS New World Fund Class 4 (5)	1,495,307	(318,260)	1,177,047	60,034	(1,355)	58,679
American Funds IS U.S. Government/AAA-Rated Securities Fund Class 4 (5)	4,126,108	(2,176,010)	1,950,098	40,211	(2,697)	37,514
BlackRock Capital Appreciation V.I. Class III	172,629	(393,294)	(220,665)	1,038,395	(389,611)	648,784
BlackRock Global Allocation V.I. Class III	35,288,663	(30,248,005)	5,040,658	45,442,118	(29,528,283)	15,913,835
BlackRock iShares Alternative Strategies V.I. Class I (3)	463,655	(41,090)	422,565
BlackRock iShares Dynamic Allocation V.I. Class I (3)	530,661	(23,095)	507,566
BlackRock iShares Dynamic Fixed Income V.I. Class I (3)	432,002	(125,176)	306,826
BlackRock iShares Equity Appreciation V.I. Class I (3)	332,685	(7,762)	324,923
Fidelity VIP Contrafund Service Class 2 (7)	4,139,593	(1,123,723)	3,015,870	2,585,774	(278,451)	2,307,323
Fidelity VIP FundsManager 60% Service Class 2	5,550,874	(1,326,896)	4,223,978	5,091,812	(490,309)	4,601,503
Fidelity VIP Money Market Service Class (3)	58,046,397	(33,512,918)	24,533,479
Fidelity VIP Strategic Income Service Class 2 (8)	1,965,372	(359,189)	1,606,183	99,873	(246)	99,627
First Trust/Dow Jones Dividend & Income Allocation Class I	7,272,420	(1,579,934)	5,692,486	6,813,452	(1,099,762)	5,713,690
First Trust Multi Income Allocation Class I (3)	488,449	(29,685)	458,764
Franklin Founding Funds Allocation VIP Class 2	305,340	(53,207)	252,133	204,572	(56,458)	148,114
Franklin Founding Funds Allocation VIP Class 4	12,179,595	(9,693,496)	2,486,099	12,287,422	(5,248,737)	7,038,685
Franklin Mutual Global Discovery VIP Class 2	5,681,172	(1,547,394)	4,133,778	5,760,067	(772,344)	4,987,723
Franklin Rising Dividends VIP Class 2 (4)	4,465,489	(1,359,927)	3,105,562	3,814,900	(612,374)	3,202,526
Templeton Global Bond VIP Class 2	4,357,389	(1,108,647)	3,248,742	3,794,832	(843,031)	2,951,801
GE Investments Total Return Class 3	5,758,194	(4,156,329)	1,601,865	10,639,025	(3,816,167)	6,822,858
Ivy Funds VIP Asset Strategy (3)	1,092,297	(44,355)	1,047,942
Janus Aspen Series Balanced Service Shares (9)	28,170,095	(4,503,095)	23,667,000	23,420,591	(1,506,931)	21,913,660
Janus Aspen Series Flexible Bond Service Shares (3)	974,771	(128,262)	846,509
JPMorgan Insurance Trust Core Bond Class 1	12	(3,523)	(3,511)	51	(1,377)	(1,326)
JPMorgan Insurance Trust Mid Cap Value Class 1	-	(1,376)	(1,376)	-	(655)	(655)
JPMorgan Insurance Trust U.S. Equity Class 1	74	(355)	(281)	59	(322)	(263)
Lord Abbett Bond Debenture Class VC (7)	2,828,987	(1,033,017)	1,795,970	2,601,395	(800,411)	1,800,984
Lord Abbett International Core Equity Class VC	2,109,822	(174,538)	1,935,284	1,565,641	(164,047)	1,401,594

SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

	2014			2013
Variable Accounts	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
Lord Abbett Total Return Class VC	10,124,038	(1,661,501)	8,462,537	9,652,870	(478,472)	9,174,398
MFS Investors Growth Stock Series - Service Class	2,139,474	(261,593)	1,877,881	1,948,953	(84,394)	1,864,559
MFS Total Return Series - Service Class	10,183,444	(3,790,112)	6,393,332	10,195,695	(2,264,724)	7,930,971
MFS Utilities Series - Service Class (7)	3,904,332	(1,514,765)	2,389,567	1,482,193	(621,468)	860,725
MFS Value Series - Service Class	1,412,622	(346,647)	1,065,975	1,614,546	(359,130)	1,255,416
PIMCO All Asset All Authority - Advisor Class (3)	312,499	(39,568)	272,931
PIMCO CommodityRealReturn Strategy - Advisor Class (10)	769,623	(512,646)	256,977	728,151	(121,684)	606,467
PIMCO PIMCO Global Multi-Asset Managed Allocation - Advisor Class	2,834,465	(11,697,046)	(8,862,581)	8,827,421	(8,831,635)	(4,214)
Jennison Class II	-	(1,231)	(1,231)	-	(188)	(188)
SP International Growth Class II	-	(62)	(62)	-	(58)	(58)
SP Prudential U.S. Emerging Growth Class II	-	(25)	(25)	-	(46)	(46)
Value Class II	-	(1,199)	(1,199)	-	(918)	(918)
Schwab VIT Balanced	1,645,497	(417,410)	1,228,087	2,299,773	(129,893)	2,169,880
Schwab VIT Balanced with Growth	2,601,100	(538,598)	2,062,502	5,960,453	(337,920)	5,622,533
Schwab VIT Growth	2,787,549	(588,479)	2,199,070	6,130,331	(244,748)	5,885,583
Schwab VIT Money Market (11)	145,599	(145,599)	-
Van Eck VIP Global Hard Assets Class S (4)	958,074	(450,690)	507,384	549,324	(147,750)	401,574

(1)	Operations commenced on May 2, 2013.
(2)	Operations commenced on May 8, 2013.
(3)	Operations commenced during 2014 (See Note 1).
(4)	Operations commenced on January 3, 2013.
(5)	Operations commenced on November 6, 2013.
(6)	Operations commenced on November 4, 2013.
(7)	Operations commenced on January 2, 2013.
(8)	Operations commenced on November 5, 2013.
(9)	Operations commenced on January 8, 2013.
(10)	Operations commenced on January 4, 2013.
(11)	Operations commenced during 2014 and all units were fully redeemed or transferred prior to December 31, 2014 (See Note 1).

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of

Pacific Life Insurance Company:

We have audited the accompanying statements of assets and liabilities, including the schedule of investments, of Separate Account A of Pacific Life Insurance Company (the “Separate Account”) comprised of Diversified Bond, Floating Rate Income, Floating Rate Loan, High Yield Bond, Inflation Managed, Inflation Strategy (formerly named Inflation Protected), Managed Bond, Short Duration Bond, Emerging Markets Debt, American Funds® Growth, American Funds Growth-Income, Comstock, Dividend Growth, Equity Index, Focused Growth (formerly named Focused 30), Growth, Large-Cap Growth, Large-Cap Value, Long/Short Large-Cap, Main Street® Core, Mid-Cap Equity, Mid-Cap Growth, Mid-Cap Value, Small-Cap Equity, Small-Cap Growth, Small-Cap Index, Small-Cap Value, Value Advantage, Health Sciences, Real Estate, Technology, Emerging Markets, International Large-Cap, International Small-Cap, International Value, Currency Strategies, Global Absolute Return, Precious Metals, American Funds Asset Allocation, Pacific Dynamix - Conservative Growth, Pacific Dynamix - Moderate Growth, Pacific Dynamix - Growth, Portfolio Optimization Conservative, Portfolio Optimization Moderate-Conservative, Portfolio Optimization Moderate, Portfolio Optimization Growth, Portfolio Optimization Aggressive-Growth, Invesco V.I. Balanced-Risk Allocation Series II, Invesco V.I. Equity and Income Series II, American Century VP Mid Cap Value Class II, American Funds IS Asset Allocation FundSM Class 4, American Funds IS Capital Income Builder® Class 4, American Funds IS Global Growth FundSM Class 4, American Funds IS Growth FundSM Class 4, American Funds IS Growth-Income FundSM Class 4, American Funds IS International FundSM Class 4, American Funds IS International Growth and Income FundSM Class 4, American Funds IS Managed Risk Asset Allocation FundSM Class P2, American Funds IS New World Fund® Class 4, American Funds IS U.S. Government/AAA-Rated Securities FundSM Class 4, BlackRock® Capital Appreciation V.I. Class III, BlackRock Global Allocation V.I. Class III, BlackRock iShares® Alternative Strategies V.I. Class I, BlackRock iShares Dynamic Allocation V.I. Class I, BlackRock iShares Dynamic Fixed Income V.I. Class I, BlackRock iShares Equity Appreciation V.I. Class I, Fidelity® VIP Contrafund® Service Class 2, Fidelity VIP FundsManager® 60% Service Class 2, Fidelity VIP Money Market Service Class, Fidelity VIP Strategic Income Service Class 2, First Trust/Dow Jones Dividend & Income Allocation Class I, First Trust Multi Income Allocation Class I, Franklin Founding Funds Allocation VIP Class 2 (formerly named Franklin Templeton VIP Founding Funds Allocation Class 2), Franklin Founding Funds Allocation VIP Class 4 (formerly named Franklin Templeton VIP Founding Funds Allocation Class 4), Franklin Mutual Global Discovery VIP Class 2 (formerly named Mutual Global Discovery Securities Class 2), Franklin Rising Dividends VIP Class 2 (formerly named Franklin Rising Dividends Securities Class 2), Templeton Global Bond VIP Class 2 (formerly named Templeton Global Bond Securities Class 2), GE Investments Total Return Class 3, Ivy Funds VIP Asset Strategy, Janus Aspen Series Balanced Service Shares, Janus Aspen Series Flexible Bond Service Shares, JPMorgan Insurance Trust Core Bond Class 1, JPMorgan Insurance Trust Mid Cap Value Class 1, JPMorgan Insurance Trust U.S. Equity Class 1, Lord Abbett Bond Debenture Class VC, Lord Abbett International Core Equity Class VC, Lord Abbett Total Return Class VC, MFS® Investors Growth Stock Series - Service Class, MFS Total Return Series - Service Class, MFS Utilities Series - Service Class, MFS Value Series - Service Class, PIMCO All Asset All Authority - Advisor Class, PIMCO CommodityRealReturn® Strategy - Advisor Class, PIMCO Global Multi-Asset Managed Allocation - Advisor Class (formerly named PIMCO Global Multi-Asset - Advisor Class), Jennison Class II, SP International Growth Class II, SP Prudential U.S. Emerging Growth Class II, Value Class II, Schwab VIT Balanced, Schwab VIT Balanced with Growth, Schwab VIT Growth, Schwab VIT Money Market, and Van Eck VIP Global Hard Assets Class S Variable Accounts (collectively, the “Variable Accounts”) as of December 31, 2014, the related statements of operations for the year or period then ended, and the statements of changes in net assets and financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Separate Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Separate Account’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of mutual fund investments owned as of December 31, 2014 by correspondence with the transfer agents. We believe that our audits provide a reasonable basis for our opinion.

    In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective Variable Accounts constituting Separate Account A of Pacific Life Insurance Company as of December 31, 2014, the results of their operations for the year or period then ended, and the changes in their net assets and financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

Costa Mesa, California

February 27, 2015

J-1

Pacific Life Insurance Company

Mailing Address:

P.O. Box 2378

Omaha, Nebraska 68103-2378

Annual Reports as of December 31, 2014 for:

• Pacific Select Fund

• Separate Account A of Pacific Life Insurance Company

Form No.	2143-15A